UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUNDS (ETF) — 91.0%
Commodity — 16.0%
ETRACS CMCI Long Platinum Total Return ETN*	26,108	$422,691
PowerShares DB Energy Fund*	61,259	1,777,736
PowerShares DB Gold Fund*	38,039	1,629,210
PowerShares DB Precious Metals Fund*	12,358	512,733
Proshares Ultra Bloomberg Crude Oil*	20,104	687,959

		5,030,329

Currency — 2.6%
PowerShares DB G10 Currency Harvest Fund*	32,092	830,220

Equity — 55.4%
EGShares Emerging Markets Consumer ETF	87,569	2,436,170
IQ US Real Estate Small Cap ETF	25,184	654,532
iShares Global Timber & Forestry ETF	11,737	591,427
iShares MSCI EAFE Minimum Volatility Index Fund	13,426	870,005
iShares MSCI Germany ETF	27,667	806,493
iShares MSCI Netherlands ETF	31,888	768,820
iShares MSCI USA Minimum Volatility Index Fund	44,198	1,621,625

	Number of Shares	Value

EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
Powershares S&P International Developed Low Volatility Portfolio	23,243	$770,738
SPDR S&P 500 ETF Trust	10,731	2,072,049
SPDR S&P Regional Banking ETF	31,584	1,213,773
Vanguard FTSE Emerging Market Index Fund	73,392	3,208,698
Vanguard Global ex-U.S. Real Estate ETF	8,239	483,217
Vanguard MSCI EAFE ETF	33,821	1,405,263
Vanguard REIT ETF	6,714	502,879

		17,405,689

Fixed Income — 17.0%
Guggenheim BulletShares 2018 Corporate Bond ETF	41,676	882,698
iShares 2017 AMT-Free Muni Term ETF	15,786	873,818
iShares Barclays 1-3 Year Credit Bond Fund	8,392	884,265
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	11,184	594,318
PowerShares International Corporate Bond Portfolio	19,530	589,415
ProShares High Yield-Interest Rate Hedged ETF	7,586	598,558

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
SPDR Barclays Capital Short Term High Yield Bond ETF	29,803	$905,117

		5,328,189

TOTAL EXCHANGE TRADED FUNDS (Cost $26,588,950)		28,594,427

REGISTERED INVESTMENT COMPANY — 4.3%
BlackRock Build America Bond Trust	32,088	689,571
Nuveen Select Tax Free, Inc. III	47,587	652,894

TOTAL REGISTERED INVESTMENT COMPANY
(Cost $1,220,838)		1,342,465

TOTAL INVESTMENTS - 95.3%
(Cost $27,809,788)**		29,936,892
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		1,461,166

NET ASSETS - 100.0%		$31,398,058

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$27,809,788

Gross unrealized appreciation	$2,630,854
Gross unrealized depreciation	(503,750)

Net unrealized appreciation	$2,127,104

AMT	Alternative Minimum Tax
CMCI	Constant Maturity Commodity Index
DB	Deutsche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$29,936,892	$29,936,892	$—	$—

    * Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 75.6%
Bermuda — 3.0%
Credicorp Ltd.	2,300	$340,216

Brazil — 36.5%
AMBEV SA, SP ADR	96,100	662,129
BB Seguridade Participacoes SA	38,600	561,114
BRF SA, ADR	5,100	124,950
Cielo SA	15,700	287,600
Embraer SA, ADR	5,300	201,612
Ez Tec Empreendimentos e Participacoes SA	15,100	149,353
Kroton Educacional SA	23,505	626,392
Localiza Rent a Car SA	5,200	83,269
Mahle-Metal Leve SA Industria e Comercio	17,400	169,111
Mills Estruturas e Servicos de Engenharia SA	15,000	155,835
Petroleo Brasileiro SA, SP ADR	38,400	645,888
Totvs SA	7,800	133,807
Ultrapar Participacoes SA	12,800	293,659

		4,094,719

Canada — 0.9%
Pacific Rubiales Energy Corp.	5,000	95,611

Chile — 3.3%
SACI Falabella	34,000	269,549
Sonda SA	44,500	102,220

		371,769

Colombia — 1.9%
Grupo De Inversiones Suramericana Sa	9,800	213,363

Mexico — 28.1%
Alfa SAB de CV, Class A	109,500	299,013

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
America Movil SAB de CV, ADR, Series L	24,600	$579,822
Cemex SAB de CV, SP ADR*	33,992	426,939
Concentradora Fibra Danhos SA de CV	51,200	147,171
Fomento Economico Mexicano SAB de CV, SP ADR	5,900	553,951
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,000	201,960
Grupo Financiero Banorte SAB de CV	33,500	222,869
Grupo Mexico SAB de CV, Series B	51,200	182,182
Infraestructura Energetica Nova SAB de CV	29,500	166,914
Promotora y Operadora de Infraestructura SAB de CV*	12,300	166,004
TF Administradora Industrial S de RL de CV	90,100	202,282

		3,149,107

Panama — 1.9%
Copa Holdings SA	1,400	212,618

TOTAL COMMON STOCKS (Cost $8,481,802)		8,477,403

PREFERRED STOCKS — 19.5%
Brazil — 19.5%
Banco Bradesco SA(a)	35,000	536,859
Gerdau SA	30,500	179,337
Itau Unibanco Holding SA, ADR	55,600	856,240

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Vale SA, SP ADR	48,400	$619,520

		2,191,956

TOTAL PREFERRED STOCKS (Cost $2,059,918)		2,191,956

REGISTERED INVESTMENT COMPANY — 5.1%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%(b)	570,222	570,222

TOTAL REGISTERED INVESTMENT COMPANY (Cost $570,222)		570,222

TOTAL INVESTMENTS - 100.2% (Cost $11,111,942)**		11,239,581
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)% .		(21,551)

NET ASSETS - 100.0%		$11,218,030

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,111,942

Gross unrealized appreciation	$472,246
Gross unrealized depreciation	(344,607)

Net unrealized appreciation	$127,639

(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2014.

ADR	American Depositary Receipt
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 61.1%
Austria — 1.6%
Oas Investments GmbH
8.25%, 10/19/2019(a)	$200,000	$204,000

Brazil — 22.2%
Banco Bradesco SA
4.10%, 03/23/2015(b)	500,000	508,750
Caixa Economica Federal
4.50%, 10/03/2018	200,000	203,250
Cielo SA
3.75%, 11/16/2022	1,000,000	943,750
Cosan Overseas Ltd.
8.25%, 11/05/2015(a)(c)	200,000	207,500
Embraer SA
5.15%, 06/15/2022	500,000	536,900
Itau Unibanco Holding SA
5.75%, 01/22/2021	200,000	208,000
Samarco Mineracao SA
4.13%, 11/01/2022	200,000	189,200

		2,797,350

Cayman Islands — 19.3%
BFF International Ltd.
7.25%, 01/28/2020	500,000	576,645
BR Malls International Finance Ltd.
8.50%, 01/21/2016(a)(c)	400,000	417,592
Braskem Finance Ltd.
5.75%, 04/15/2021	500,000	511,250
Suzano Trading Ltd.
5.88%, 01/23/2021	400,000	417,000

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — (Continued)
Vale Overseas Ltd.
4.38%, 01/11/2022	$500,000	$509,610

		2,432,097

Luxembourg — 4.4%
CSN Resources SA
6.50%, 07/21/2020	200,000	205,000
Klabin Finance SA
5.25%, 07/16/2024	360,000	353,916

		558,916

Mexico — 8.2%
Alfa SAB de CV
5.25%, 03/25/2024(a)	500,000	526,250
Cemex SAB de CV
5.88%, 03/25/2019(a)	500,000	508,750

		1,035,000

Virgin Islands — 5.4%
Gerdau Trade, Inc.
5.75%, 01/30/2021	500,000	530,000
QGOG Atlantic Ltd.
5.25%, 07/30/2018(a)	136,240	143,222

		673,222

TOTAL CORPORATE BONDS AND NOTES (Cost $7,604,567)		7,700,585

See accompanying Notes to the Quarterly Portfolio of Investments.

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 36.3%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%(d)	4,566,070	$4,566,070

TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,566,070)		4,566,070

TOTAL INVESTMENTS - 97.4% (Cost $12,170,637)**		12,266,655
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		327,465

NET ASSETS - 100.0%		$12,594,120

**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$12,170,637

Gross unrealized appreciation	$122,134
Gross unrealized depreciation	(26,116)

Net unrealized appreciation	$96,018

(a)	This security is callable.
(b)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2014.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

5

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$11,239,581	$11,239,581	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Bradesco Latin American Hard Currency Fund
	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$7,700,585	$—	$7,700,585	$—
Registered Investment Company	4,566,070	4,566,070	—	—

Total	$12,266,655	$4,566,070	$7,700,585	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

7

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

The following table lists the issuers owned by Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund that may be deemed “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuers during the period ended July 31, 2014:

Bradesco Latin American Equity Fund
Name of Issuer	Amount Held at 4/30/14	Value at 4/30/14	Purchase Cost	Sales Proceeds	Value at 7/31/14	Shares Held at 7/31/14	Dividend Income at 7/31/14	Net Realized Gain (Loss) at 7/31/14
Banco Bradesco SA	3,100	$46,019	$498,080	$—	$536,859	35,000	$733	$—

Bradesco Latin American Hard Currency Bond Fund
Name of Issuer	Amount Held at 4/30/14	Value at 4/30/14	Purchase Cost	Sales Proceeds	Value at 7/31/14	Shares Held at 7/31/14	Dividend Income at 7/31/14	Net Realized Gain (Loss) at 7/31/14
Banco Bradesco SA	—	$—	$510,000	$—	$508,750	500,000	$—	$—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 49.8%
Airlines — 1.6%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22	NR/BB+	$399	$418,711
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A	Baa3/BBB	159	170,451

			589,162

Automotive — 0.9%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	300	330,000

Chemicals — 0.5%
Mexichem SAB de CV, Sr. Unsec. Notes, 4.875%, 09/19/22 144A	Ba1/BBB-	200	209,000

Diversified Financial Services — 17.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21 144A	Ba2/BB+	150	148,500
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	195	212,550
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	210	235,586
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	320	369,771
BB&T Corp., Sr. Unsec. Notes, 1.091%, 06/15/18 (b)(c)	A2/A-	405	412,113
BBVA US Senior SAU, Bank Gtd., 4.664%, 10/09/15	Baa2/BBB	325	339,224
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A	267	304,942
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB	226	258,928
Citigroup, Inc., 5.30%, 05/06/44	Baa3/BBB+	225	233,345
Citigroup, Inc., Sr. Unsec. Notes, 3.375%, 03/01/23	Baa2/A-	208	205,538
Entertainment Properties Trust, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BBB-	358	388,673
General Electric Capital Corp., Jr. Sub. Notes, 5.25%, 06/15/23 (b)(c)(d)	Baa1/AA-	400	406,000
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	260	296,544
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	Baa1/A-	91	92,055
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(b)(c)(d)	Baa2/BBB+	325	485,875
HSBC Holdings PLC, Sub. Notes, 4.25%, 03/14/24	A3/A-	200	203,773
ING Bank NV., 4.125%, 11/21/23 (b)(c)	Baa2/BBB+	350	357,000
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Ba1/BBB	387	426,184
Morgan Stanley, 5.50%, 07/24/20	Baa2/A-	425	482,012
Morgan Stanley, 5.45%, 07/29/49 (b)(c)(d)	Ba3/BB+	365	365,456
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	186,641
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	A3/A-	211	247,675

			6,658,385

Energy — 5.3%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	329,310
Citgo Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B1/BB-	125	128,750
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43 144A(b)(c)	Baa3/BB	325	315,250
Ecopetrol SA, 5.875%, 09/18/23	Baa2/BBB	165	186,401
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	182,151
Oil India Ltd., Sr. Unsec. Notes, 5.375%, 04/17/24	Baa2/NR	300	312,936
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB+	325	351,984
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	163	185,543

			1,992,325

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Healthcare — 1.5%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	$325	$350,188
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	215	227,363

			577,551

Industrial — 2.2%
ADT Corp. (The), 6.25%, 10/15/21	Ba2/BB-	175	181,125
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+	325	351,813
Samarco Mineracao SA, 5.75%, 10/24/23 144A	NR/BBB-	275	289,438

			822,376

Insurance — 5.1%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	325	355,062
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	169,270
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	448,906
Liberty Mutual Group, Inc., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB+	208	220,480
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa2/BBB+	423	457,898
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	262,300

			1,913,916

Media — 1.3%
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	Ba3/B+	250	251,250
VTR Finance BV, 6.875%, 01/15/24 144A(b)	B1/B+	220	227,975

			479,225

Mining — 3.1%
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A	Baa3/BBB-	491	483,892
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	296	281,365
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A	Baa2/BBB	361	389,397

			1,154,654

Paper — 0.6%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa3/BBB-	228	235,383

Pipe Lines Ex Natural Gas — 1.6%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	240,276
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	175	186,813
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	130	165,057

			592,146

Technology Hardware & Equipment — 0.2%
NCR Corp., 5.875%, 12/15/21 (b)	Ba3/BB	95	98,325

Telecommunications — 4.7%
Bharti Airtel International Netherlands BV., Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	376,949
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba2/BB-	325	374,563
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	201,036
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Ba1/BB+	215	210,700
T-Mobile USA, Inc., Co. Gty., 6.125%, 01/15/22 (b)	Ba3/BB	15	15,431
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23 (b)	Ba3/BB	227	238,350

See accompanying Notes to the Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
T-Mobile USA, Inc., Co. Gty., 6.50%, 01/15/24 (b)	Ba3/BB	$15	$15,637
Verizon Communications, Inc., Sr. Unsec. Notes, 1.981%, 09/14/18 (c)	Baa1/BBB+	195	205,019
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	110	138,144

			1,775,829

Utilities — 3.5%
Black Hills Corp., 4.25%, 11/30/23 (b)	Baa1/BBB	100	106,030
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	191,837
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	A3/BBB+	208	211,355
Israel Electric Corp., Ltd., Sr. Sec. Notes, 5.625%, 06/21/18 144A	Baa3/BBB-	250	266,500
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	187,808
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	325	338,838

			1,302,368

TOTAL CORPORATE BONDS AND NOTES (Cost $17,817,228)			18,730,645

ASSET BACKED SECURITIES — 12.4%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aaa/AA	202	206,074
Atrium CDO Corp., Series 7A, Class B, 3.225%, 11/16/22 144A(c)	NR/AA	425	425,175
Carlyle Global Market Strategies CLO 2014-3 Ltd., 3.384%, 07/27/26 144A(c)	A2/NR	500	500,000
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.334%, 10/18/21 144A(c)	Aa1/AA	500	495,385
Harley-Davidson Motorcycle Trust 2011-1, 2.12%, 08/15/17	Aaa/AA+	305	309,369
LCM Ltd. Partnership, 2.384%, 01/19/23 144A(c)	NR/AA	650	649,694
North End CLO, Ltd., Series 2013-1A, Class B, 1.883%, 07/17/25 144A(c)	NR/AA	1,000	965,754
SBI Home Equity Loan Trust, Series 2006-1A, Class 2A, 0.305%, 04/25/35 144A(c)	A2/AA	201	196,981
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	110	116,956
Spirit Master Funding, LLC, 5.76%, 03/01/42 144A	NR/A+	306	340,661
TAL Advantage V, LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A	NR/A	362	359,114
TAL Advantage V, LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A	NR/A	96	95,806

TOTAL ASSET BACKED SECURITIES (Cost $4,607,411)			4,660,969

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class D, 3.002%, 05/15/30 144A(c)	Baa3/NR	330	331,705
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	A3/A-	227	231,539
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/48 144A(c)	NR/A	135	129,479
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NR	423	430,585
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSI, Class C, 4.292%, 10/15/30 144A(c)	NR/A	540	514,283
ORES 2014-LV3, LLC, A 3.00%, 03/27/24 144A	NR/NR	184	184,154
Resource Capital Corp. 2014 - CRE2 Class A, 1.204%, 04/15/32 144A(c)	Aaa/NR	300	300,094
Wells Fargo Commercial Mortgage Trust, 2014-TISH, SCH2 3.652%, 01/15/27 144A(c)	NR/BB	450	449,081
Wells Fargo Commercial Mortgage Trust, 2014-TISH, WTS2 3.402%, 02/15/27 144A(c)	NR/BB	225	224,517

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,772,775)			2,795,437

See accompanying Notes to the Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.4%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	$91	$102,964
FNMA Pool #AI8194, 4.50%, 08/01/41	Aaa/AA+	204	219,646
FNMA Pool #AL0054, 4.50%, 02/01/41	Aaa/AA+	88	94,793
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	153	174,897
FNMA Pool #AP6607, 3.00%, 09/01/27	Aaa/AA+	199	205,641
FNMA Pool #AP7453, 4.00%, 10/01/42	Aaa/AA+	384	404,233
FNMA Pool #AS2957, 4.00%, 07/01/44	Aaa/AA+	218	228,931
FNMA Pool #AT2762, 2.50%, 05/01/28	Aaa/AA+	216	218,144
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	653	640,462
FNMA Pool #AU3763, 3.50%, 08/01/43	Aaa/AA+	659	672,457
FNMA Pool #MA1932, 3.00%, 06/01/29	Aaa/AA+	172	177,957
GNMA Pool #4679, 5.00%, 04/20/40	Aaa/AA+	334	370,077
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	102	114,895
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	205	217,157
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	27	28,341
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	92	92,373
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	294	303,472

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $4,217,077)			4,266,440

MUNICIPAL BONDS — 1.1%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	275,598
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	150,452

TOTAL MUNICIPAL BONDS (Cost $330,650)			426,050

U.S. TREASURY OBLIGATIONS — 14.7%
United States Treasury Note, 0.875%, 01/31/18	Aaa/AA+	169	166,571
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,004	960,153
United States Treasury Note, 1.25%, 10/31/18	Aaa/AA+	405	399,431
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	745	723,174
United States Treasury Note, 1.375%, 01/31/20	Aaa/AA+	163	158,479
United States Treasury Note, 1.625%, 06/30/19	Aaa/AA+	520	516,791
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	390	368,641
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	425	425,697
United States Treasury Note, 2.75%, 11/15/23	Aaa/AA+	90	91,863
United States Treasury Note, 2.75%, 11/15/42	Aaa/AA+	935	838,724
United States Treasury Note, 5.375%, 02/15/31	Aaa/AA+	655	859,176

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,562,482)			5,508,700

See accompanying Notes to the Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Number of Shares	Value
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A	NR/A-	5,200	$540,475

TOTAL PREFERRED STOCK (Cost $542,100)			540,475

REGISTERED INVESTMENT COMPANY — 4.8%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	NR/NR	1,792,650	1,792,650

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,792,650)			1,792,650

TOTAL INVESTMENTS - 103.0%
(Cost $37,642,373)*			38,721,366
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%			(1,126,062)

NET ASSETS - 100.0%			$37,595,304

(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2014 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2014.
(d)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$37,642,373

Gross unrealized appreciation	$1,322,297
Gross unrealized depreciation	(243,304)

Net unrealized appreciation	$1,078,993

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2014, these securities amounted to $12,554,412 or 33.4% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend
CDO	Collateralized Debt Obligations	LP	Limited Partnership
CLO	Collateralized Loan Obligations	Ltd.	Limited
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Government National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Gtd.	Guaranteed	Sr.	Senior
Jr.	Junior	Sub.	Subordinated
LLC	Limited Liability Company	Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$18,730,645	$—	$18,730,645	$—
Asset Backed Securities	4,660,969	—	4,660,969	—
Commercial Mortgage-Backed Securities	2,795,437	—	2,795,437	—
Residential Mortgage-Backed Securities	4,266,440	—	4,266,440	—
Municipal Bonds	426,050	—	426,050	—
U.S. Treasury Obligations	5,508,700	—	5,508,700	—
Preferred Stock	540,475	540,475	—	—
Registered Investment Company	1,792,650	1,792,650	—	—

Total Investments	$38,721,366	$2,333,125	$36,388,241	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.5%
Brazil — 3.7%
BR Properties SA	491,000	$3,036,355
Embraer SA	1,019,800	9,722,655
Even Construtora e Incorporadora SA	542,600	1,482,808
Natura Cosmeticos SA	165,200	2,582,763
Oi SA	576,878	389,035
WEG SA	117,200	1,415,957

		18,629,573

Chile — 0.7%
Aguas Andinas SA, Class A	5,425,134	3,433,114

China — 17.7%
Air China Ltd., Class H	7,664,000	4,676,661
China Mobile, Ltd.	2,121,168	23,177,253
China Shenhua Energy Co., Ltd., Class H	4,161,000	12,235,082
CNOOC, Ltd.	4,395,000	7,774,181
Dongfeng Motor Group Co., Ltd., Class H	8,050,000	14,294,952
Haitian International Holdings Ltd.	497,000	1,167,141
Pacific Basin Shipping, Ltd.	4,853,344	2,923,480
PetroChina Co., Ltd., Class H	9,821,181	12,728,944
Shenzhou International Group Holdings, Ltd.	460,000	1,448,175
Sinotruk Hong Kong, Ltd.	4,220,000	2,231,778
Weichai Power Co., Ltd., Class H	1,392,000	6,065,558

		88,723,205

Colombia — 1.8%
Bancolombia SA	425,883	6,426,556

	Number of Shares	Value
COMMON STOCKS — (Continued)
Colombia — (Continued)
Bancolombia SA, SP ADR	42,549	$2,655,483

		9,082,039

Czech Republic — 3.5%
CEZ AS	125,076	3,552,522
Komercni Banka AS	63,842	13,841,406

		17,393,928

Hungary — 1.1%
OTP Bank PLC	311,157	5,393,076

India — 0.8%
Reliance Industries, Ltd., SP GDR(a)	120,775	4,016,820

Indonesia — 3.3%
Bank Rakyat Indonesia Persero Tbk PT	4,291,900	4,116,667
Indo Tambangraya Megah Tbk PT	2,596,300	5,786,346
United Tractors Tbk PT	3,305,300	6,482,341

		16,385,354

Malaysia — 4.0%
CIMB Group Holdings Bhd	2,644,000	5,773,943
Genting Bhd	2,506,296	7,712,390
Malayan Banking Bhd	2,118,191	6,533,831

		20,020,164

Mexico — 6.4%
America Movil SAB de CV, Series L	15,694,628	18,532,008
Ternium SA, SP ADR	515,812	13,720,599

		32,252,607

Peru — 1.2%
Cia de Minas Buenaventura SA, ADR	515,142	6,032,313

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Poland — 3.9%
Bank Handlowy w Warszawie SA	125,392	$4,360,494
Bank Pekao SA	142,664	7,560,452
Grupa Lotos SA*	213,101	2,472,035
Orange Polska SA	1,585,099	5,232,356

		19,625,337

Russia — 4.6%
CTC Media, Inc.	92,384	893,353
Globaltrans Investment PLC	155,998	1,534,240
Novolipetsk Steel OJSC, GDR	1,020,477	13,582,855
Phosagro OAO, GDR	375,209	4,661,184
Sberbank of Russia, SP ADR	294,792	2,440,878

		23,112,510

South Africa — 2.9%
AngloGold Ashanti Ltd., SP ADR*	310,774	5,342,205
Barclays Africa Group, Ltd.	204,267	3,178,242
Impala Platinum Holdings, Ltd.	322,113	3,191,978
Reunert, Ltd.	441,093	2,643,226

		14,355,651

South Korea — 22.9%
Hyundai Department Store Co. Ltd.	51,465	7,329,951
Hyundai Heavy Industries Co., Ltd.	73,941	10,659,362
Hyundai Mobis	52,279	15,617,019
Hyundai Motor Co.	75,353	17,838,247
Kangwon Land, Inc.	69,917	2,318,251
LG Chem Ltd.	41,710	11,672,164
POSCO, ADR	137,281	11,096,423

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Samsung Electronics Co., Ltd.	8,200	$10,612,558
Samsung Heavy Industries Co., Ltd.	106,610	2,863,733
Samsung Life Insurance Co., Ltd.	69,990	7,124,344
Shinhan Financial Group Co., Ltd.	225,305	11,127,299
Shinsegae Co., Ltd.	27,763	6,280,962

		114,540,313

Taiwan — 5.5%
Advanced Semiconductor Engineering, Inc.	1,854,000	2,201,797
Chicony Electronics Co., Ltd.	662,375	1,834,925
Chipbond Technology Corp.	2,357,000	3,809,472
Compal Electronics, Inc.	6,243,208	5,746,671
Mega Financial Holding Co., Ltd.	2,011,000	1,766,000
Novatek Microelectronics Corp.	727,692	3,684,088
Powertech Technology, Inc.	177,000	295,309
Richtek Technology Corp.	292,000	1,684,443
Taiwan Life Insurance Co., Ltd.*	193,000	139,382
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	275,607	5,512,140
Vanguard International Semiconductor Corp.	409,000	585,281

		27,259,508

Thailand — 3.3%
Kasikornbank PCL NVDR	1,156,870	7,486,564

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Thai Oil PCL	5,615,400	$8,996,936

		16,483,500

Turkey — 1.2%
Ford Otomotiv Sanayi AS*	155,411	2,128,744
Turkiye Garanti Bankasi AS	495,894	2,042,202
Turkiye Halk Bankasi AS	268,901	2,024,702

		6,195,648

TOTAL COMMON STOCKS (Cost $422,069,870)		442,934,660

PREFERRED STOCKS — 3.9%
Brazil — 3.9%
Cia Paranaense de Energia, Class B	286,055	4,433,143
Oi SA	3,805,622	2,482,566
Vale SA	963,400	12,390,970

		19,306,679

TOTAL PREFERRED STOCKS (Cost $21,201,098)		19,306,679

EXCHANGE TRADED FUNDS — 6.4%
iShares MSCI Emerging Market Index Fund	564,533	24,737,836
Vanguard FTSE Emerging Market Index Fund	165,000	7,213,800

TOTAL EXCHANGE TRADED FUNDS (Cost $31,346,116)		31,951,636

Value
TOTAL INVESTMENTS - 98.8% (Cost $474,617,084)**	$494,192,975
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	6,130,993

NET ASSETS - 100.0%	$500,323,968

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$474,617,084

Gross unrealized appreciation	$54,304,887
Gross unrealized depreciation	(34,728,996)

Net unrealized appreciation	$19,575,891

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2014, this security amounted to $4,016,820 or 0.8% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Par* Value	Value
CORPORATE BONDS AND NOTES — 40.7%
Austria — 0.1%
OGX Austria GmbH
8.38%, 04/01/2022(a)	$200,000	$8,000

Cayman Islands — 3.9%
Evergrande Real Estate Group Ltd.
8.75%, 10/30/2018	200,000	193,500
Renhe Commercial Holdings Co. Ltd.
13.00%, 03/10/2016	150,000	102,000

		295,500

Chile — 2.9%
Corp Nacional del Cobre de Chile
5.63%, 10/18/2043(b)	200,000	221,075

Indonesia — 3.6%
Perusahaan Penerbit SBSN Indonesia
6.13%, 03/15/2019(b)	250,000	278,125

Israel — 3.0%
Israel Electric Corp., Ltd.
6.88%, 06/21/2023(b)	200,000	229,500

Netherlands — 3.6%
Majapahit Holding BV
7.88%, 06/29/2037(b)	150,000	181,125
Petrobras Global Finance BV
4.38%, 05/20/2023	100,000	95,046

		276,171

Russia — 4.3%
Gazprom OAO Via Gaz Capital SA
8.63%, 04/28/2034	150,000	174,000

	Par* Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 05/29/2018	$150,000	$154,305

		328,305

Turkey — 2.8%
Export Credit Bank of Turkey
5.88%, 04/24/2019(b)	200,000	214,740

Ukraine — 6.2%
Commercial Bank Privatbank JSC Via Standard Bank
5.80%, 02/09/2016(c)	100,000	74,020
EXIM of Ukraine CJSC/The Via Credit Suisse First Boston International
5.79%, 02/09/2016(c)	100,000	80,000
National JSC Naftogaz of Ukraine
9.50%, 09/30/2014	100,000	97,250
Ukreximbank Via Biz Finance PLC
8.75%, 01/22/2018	250,000	222,550

		473,820

Venezuela — 7.9%
Petroleos de Venezuela SA
6.00%, 11/15/2026(b)	300,000	185,400
Petroleos de Venezuela SA
6.00%, 11/15/2026	200,000	123,600

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par* Value		Value
CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA
5.38%, 04/12/2027		$350,000	$209,650
Petroleos de Venezuela SA
5.50%, 04/12/2037		150,000	85,500

			604,150

Virgin Islands — 2.4%
Sinopec Capital 2013 Ltd.
3.13%, 04/24/2023		200,000	187,836

TOTAL CORPORATE BONDS AND NOTES (Cost $3,006,966)			3,117,222

FOREIGN GOVERNMENT BONDS & NOTES — 52.8%
Argentina — 6.3%
Argentine Republic Government International Bond
7.82%, 12/31/2033(a)	EUR	436,225	481,903

Brazil — 9.3%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(b)		$250,000	269,000
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2017	BRL	75,000	32,024
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/2021		1,000,000	407,292

			708,316

	Par* Value		Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Colombia — 3.1%
Colombia Government International Bond
10.38%, 01/28/2033		$150,000	$236,625

Croatia — 2.8%
Croatia Government International Bond
6.00%, 01/26/2024		200,000	213,500

Cyprus — 2.1%
Cyprus Government International Bond
4.63%, 02/03/2020(b)	EUR	125,000	163,163

Egypt — 1.3%
Egypt Government International Bond
6.88%, 04/30/2040		$100,000	97,520

Hungary — 2.9%
Hungary Government International Bond
7.63%, 03/29/2041		175,000	222,687

Mexico — 5.9%
Mexican Bonos
10.00%, 12/05/2024	MXN	400,000	39,914
Mexican Bonos
10.00%, 11/20/2036		2,000,000	207,949

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Mexico — (Continued)
Mexico Government International Bond
4.75%, 03/08/2044	$200,000	$200,500

		448,363

Morocco — 2.6%
Morocco Government International Bond
4.25%, 12/11/2022(b)	200,000	199,750

Pakistan — 1.2%
Pakistan Government International Bond
7.88%, 03/31/2036	100,000	92,000

Panama — 2.8%
Panama Government International Bond
4.30%, 04/29/2053	250,000	216,875

Philippines — 3.4%
Philippine Government International Bond
7.50%, 09/25/2024	200,000	257,500

Serbia — 0.2%
Republic of Serbia
6.75%, 11/01/2024(d)	18,023	18,226

Sri Lanka — 2.8%
Sri Lanka Government International Bond
6.00%, 01/14/2019(b)	200,000	212,000

Turkey — 2.4%
Turkey Government International Bond
7.38%, 02/05/2025	150,000	183,150

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Venezuela — 3.7%
Venezuela Government International Bond
11.75%, 10/21/2026	$300,000	$284,700

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,755,573)		4,036,278

TOTAL INVESTMENTS - 93.5% (Cost $6,762,539)**		7,153,500
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%		499,458

NET ASSETS - 100.0%		$7,652,958

*	Par amount denominated in USD unless otherwise noted.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$6,762,539

Gross unrealized appreciation	$464,154
Gross unrealized depreciation	(73,193)

Net unrealized appreciation	$390,961

(a)	Investments with a total aggregate value of $489,903 or 6.4% of net assets were in default as of July 31, 2014.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2014, these

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

securities amounted to $2,153,878 or 28.1% of net assets. These securities have been determined by the Adviser to be a liquid security.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2014.
(d)	Multi-Step Coupon. Rate disclosed is as of July 31, 2014.

Forward foreign currency contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ Depreciation
USD	200,000	BRL	459,500	09/03/14	BRC	$(470)
USD	68,079	EUR	50,000	09/09/14	SSB	1,118
USD	600,143	EUR	440,000	09/10/14	ANZ	10,884

Net unrealized appreciation on forward foreign currency contracts:						$11,532

ANZ	Australia and New Zealand Banking Group
BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SSB	State Street Bank
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of each Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2014, in valuing each Funds’ investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$18,629,573	$18,629,573	$—	$—
Chile	3,433,114	3,433,114	—	—
China	88,723,205	1,167,141	87,556,064	—
Colombia	9,082,039	9,082,039	—	—
Czech Republic	17,393,928	3,552,522	13,841,406	—
Hungary	5,393,076	—	5,393,076	—
India	4,016,820	4,016,820	—	—
Indonesia	16,385,354	—	16,385,354	—

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

Common Stocks (Continued)
Malaysia	$20,020,164	$—	$20,020,164	$—
Mexico	32,252,607	32,252,607	—	—
Peru	6,032,313	6,032,313	—	—
Poland	19,625,337	5,232,356	14,392,981	—
Russia	23,112,510	23,112,510	—	—
South Africa	14,355,651	5,342,205	9,013,446	—
South Korea	114,540,313	11,096,423	103,443,890	—
Taiwan	27,259,508	5,512,140	21,747,368	—
Thailand	16,483,500	—	16,483,500	—
Turkey	6,195,648	—	6,195,648	—
Preferred Stocks	19,306,679	19,306,679	—	—
Exchange Traded Funds	31,951,636	31,951,636	—	—

Total Investments	$494,192,975	$179,720,078	$314,472,897	$—

	DuPont Capital Emerging Markets Debt Fund

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$3,117,222	$—	$3,117,222	$—
Foreign Government Bonds & Notes	4,036,278	—	4,036,278	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	12,002	—	12,002	—

Total Assets	$7,165,502	$—	$7,165,502	$—

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(470)	$—	$(470)	$—

Total Liabilities	$(470)	$—	$(470)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there was a transfer from Level 2 to Level 1 of $3,552,522 due to foreign fair value adjustments in the DuPont Capital Emerging Markets Fund. The DuPont Capital Emerging Markets Debt Fund had no significant transfers between Levels 1, 2, and 3.

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

EIC VALUE FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.8%
Basic Materials — 3.6%
Barrick Gold Corp.	353,915	$6,398,783
Newmont Mining Corp.	150,905	3,759,044

		10,157,827

Communications — 4.3%
Cisco Systems, Inc.	195,905	4,942,683
eBay, Inc.*	135,100	7,133,280

		12,075,963

Consumer, Cyclical — 12.5%
Bed Bath & Beyond, Inc.*	116,315	7,361,576
CVS Caremark Corp.	52,860	4,036,390
Target Corp.	187,365	11,165,080
Wal-Mart Stores, Inc.	169,565	12,476,593

		35,039,639

Consumer, Non-cyclical — 27.6%
Baxter International, Inc.	93,820	7,007,416
Becton Dickinson & Co.	43,940	5,107,586
Dr Pepper Snapple Group, Inc.	170,855	10,039,440
Express Scripts Holding Co.*	129,060	8,989,029
GlaxoSmithKline PLC, SP ADR	114,020	5,515,147
Johnson & Johnson	37,585	3,761,883
Medtronic, Inc.	153,550	9,480,177
Molson Coors Brewing Co., Class B	125,705	8,488,859
PepsiCo, Inc.	125,055	11,017,345
Procter & Gamble Co. (The)	107,585	8,318,472

		77,725,354

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 9.9%
Chevron Corp.	54,695	$7,068,782
ConocoPhillips	85,940	7,090,050
Devon Energy Corp.	54,450	4,110,975
Exxon Mobil Corp.	97,400	9,636,756

		27,906,563

Financial — 20.7%
American Express Co.	53,600	4,716,800
Annaly Capital Management, Inc. REIT	377,185	4,186,753
Charles Schwab Corp. (The)	142,560	3,956,040
Chubb Corp. (The)	76,325	6,618,141
PNC Financial Services Group, Inc. (The)	99,910	8,248,570
SunTrust Banks, Inc.	89,605	3,409,470
Torchmark Corp.	76,425	4,030,654
Travelers Cos., Inc. (The)	74,460	6,668,638
US Bancorp	194,795	8,187,234
Wells Fargo & Co.	160,780	8,183,702

		58,206,002

Industrial — 1.2%
Northrop Grumman Corp.	28,565	3,521,208

REITs-Office Property — 0.9%
Mack-Cali Realty Corp. REIT	118,135	2,492,648

Technology — 5.0%
Microsoft Corp.	198,965	8,587,329
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	271,070	5,421,400

		14,008,729

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 3.1%
Exelon Corp.	269,475	$8,375,283
Southern Co. (The)	7,352	318,268

		8,693,551

TOTAL COMMON STOCKS (Cost $208,785,967)		249,827,484

SHORT-TERM INVESTMENT — 10.9%
Money Market Fund — 10.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%(a)	30,680,401	30,680,401

TOTAL SHORT-TERM INVESTMENT (Cost $30,680,401)		30,680,401

TOTAL INVESTMENTS - 99.7% (Cost $239,466,368)**		280,507,885
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		779,785

NET ASSETS - 100.0%		$281,287,670

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$239,466,368

Gross unrealized appreciation	$44,710,031
Gross unrealized depreciation	(3,668,514)

Net unrealized appreciation	$41,041,517

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2014.

REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$249,827,484	$249,827,484	$—	$—
Short-Term Investment	30,680,401	30,680,401	—	—

Total Investments	$280,507,885	$280,507,885	$—	$—

*   Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 83.3%
Advertising Agencies — 1.5%
Interpublic Group of Cos, Inc.
4.200%, 04/15/2024	$500,000	$508,504

Airlines — 0.6%
Delta Air Lines
Series 2010-2, Class B
6.750%, 05/23/2017	200,000	212,750

Applications Software — 0.7%
Microsoft Corp.
1.000%, 05/01/2018	250,000	245,591

Auto/Truck Parts & Equipment-Original — 2.8%
Delphi Corp.
Callable 02/15/2018 at 102.5
5.000%, 02/15/2023	400,000	429,500
Lear Corp.
Callable 03/15/2019 at 102.688
5.375%, 03/15/2024	500,000	505,000

		934,500

Auto-Cars/Light Trucks — 4.6%
General Motors Co.
3.500%, 10/02/2018	500,000	502,500
General Motors Co.
4.875%, 10/02/2023	1,000,000	1,043,750

		1,546,250

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.
Callable 12/07/2018 at 100
2.250%, 01/07/2019	250,000	253,611

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Cable/Satellite TV — 1.5%
DIRECTV Holdings, LLC DIRECTV Financing Co., Inc.
Callable 01/01/2024 at 100
4.450%, 04/01/2024	$500,000	$523,727

Chemicals-Diversified — 0.6%
E.I. Du Pont de Nemours & Co.
1.950%, 01/15/2016	200,000	203,882

Commercial Banks Non-US — 0.8%
Abbey National Treasury Services PLC (London)
3.050%, 08/23/2018	250,000	259,602

Commercial Banks-Eastern US — 1.2%
CIT Group, Inc.
5.000%, 08/01/2023	400,000	408,500

Computers — 1.5%
Hewlett-Packard Co.
1.174%, 01/14/2019 (a)	500,000	503,906

Containers-Paper/Plastic — 0.7%
Rock Tenn Co.
Callable 12/01/2022 at 100
4.000%, 03/01/2023	250,000	254,866

Diversified Banking Institutions — 20.9%
Bank of America Corp.
1.300%, 03/22/2018 (a)	400,000	406,449
Bank of America Corp.
6.875%, 11/15/2018	250,000	296,258
Bank of America Corp.
Callable 06/17/2019 at 100
5.125%, 12/29/2049 (b)(c)	500,000	490,867

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Citigroup, Inc.
1.003%, 04/08/2019 (a)	$1,000,000	$1,001,353
Citigroup, Inc.
2.500%, 07/29/2019	500,000	498,683
Goldman Sachs Group, Inc.
2.375%, 01/22/2018	400,000	404,638
Goldman Sachs Group, Inc.
1.324%, 11/15/2018 (a)	750,000	762,247
Goldman Sachs Group, Inc.
2.625%, 01/31/2019	300,000	301,244
Goldman Sachs Group, Inc.
Callable 04/08/2024 at 100
3.850%, 07/08/2024	500,000	497,295
JPMorgan Chase & Co.
1.134%, 01/25/2018 (a)	300,000	304,876
JPMorgan Chase & Co.
0.865%, 01/28/2019 (a)	100,000	100,661
JPMorgan Chase & Co.
Callable 04/30/2018 at 100
7.900%, 04/29/2049 (b)(c)(d)	250,000	275,313
Morgan Stanley
0.973%, 07/23/2019 (a)	1,000,000	1,000,465
Morgan Stanley
2.375%, 07/23/2019	250,000	247,894
Morgan Stanley
Callable 07/15/2019 at 100
5.450%, 07/15/2019 (b)(c)	500,000	500,625

		7,088,868

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — 1.5%
General Electric Capital Corp.
2.300%, 01/14/2019	$500,000	$506,841

E-Commerce/Products — 0.7%
eBay, Inc.
Callable 05/01/2024 at 100
3.450%, 08/01/2024	250,000	247,164

Electronic Components-Semiconductor — 0.7%
Texas Instruments, Inc.
1.000%, 05/01/2018	250,000	244,116

Enterprise Software/Services — 1.5%
Oracle Corp.
0.814%, 01/15/2019 (a)	500,000	504,411

Finance-Auto Loans — 11.6%
Ally Financial, Inc.
4.750%, 09/10/2018	1,000,000	1,040,000
Ally Financial, Inc.
3.500%, 01/27/2019	500,000	495,000
Ford Motor Credit Co., LLC
2.375%, 03/12/2019	650,000	647,137
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	400,000	461,846
Ford Motor Credit Co., LLC
4.375%, 08/06/2023	500,000	529,728
General Motors Financial Co., Inc.
4.750%, 08/15/2017	250,000	262,187
General Motors Financial Co., Inc.
3.250%, 05/15/2018	500,000	499,375

		3,935,273

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Finance-Credit Card — 0.6%
American Express Credit Corp.
1.300%, 07/29/2016	$200,000	$201,497

Finance-Other Services — 0.9%
Harley-Davidson Financial Services, Inc.
3.875%, 03/15/2016 (e)	300,000	314,201

Hotels&Motels — 0.8%
Wyndham Worldwide Corp.
Callable 02/01/2017 at 100
2.950%, 03/01/2017	250,000	257,930

Life/Health Insurance — 4.1%
Lincoln National Corp.
Callable 05/17/2016 at 100
7.000%, 05/17/2066 (c)	1,100,000	1,129,563
Prudential Financial, Inc.
1.004%, 08/15/2018 (a)	250,000	251,286

		1,380,849

Multi-line Insurance — 3.2%
Genworth Holdings, Inc.
Callable 11/15/2016 at 100
6.150%, 11/15/2066 (c)	1,200,000	1,092,000

Multimedia — 1.2%
NBC Universal Media, LLC
2.875%, 04/01/2016	200,000	207,018
Time Warner, Inc.
3.150%, 07/15/2015	200,000	204,946

		411,964

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Oil Companies-Exploration&Production — 0.6%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	$200,000	$220,148

Oil&Gas Drilling — 0.8%
Rowan Cos, Inc.
Callable 10/15/2023 at 100
4.750%, 01/15/2024	250,000	260,868

Pipelines — 1.4%
Energy Transfer Partners LP
Callable 11/01/2022 at 100
3.600%, 02/01/2023	200,000	197,177
Enterprise Products Operating LLC
Callable 01/15/2018 at 100
7.034%, 01/15/2068 (c)	235,000	267,606

		464,783

Reinsurance — 1.2%
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	400,000	399,230

REITS-Hotels — 0.8%
Hospitality Properties Trust
Callable 09/15/2023 at 100
4.650%, 03/15/2024	250,000	255,514

REITS-Office Property — 0.6%
BioMed Realty LP
Callable 03/15/2016 at 100
3.850%, 04/15/2016	200,000	208,949

REITS-Shopping Centers — 2.7%
DDR Corp.
5.500%, 05/01/2015	165,000	170,549

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REITS-Shopping Centers — (Continued)
DDR Corp.
7.500%, 04/01/2017	$200,000	$229,244
Excel Trust LP
Callable 03/15/2024 at 100
4.625%, 05/15/2024	250,000	254,801
Kimco Realty Corp.
Callable 03/01/2021 at 100
3.200%, 05/01/2021	250,000	249,474

		904,068

REITS-Warehouse/Industry — 1.5%
Prologis LP
Callable 11/01/2020 at 100
3.350%, 02/01/2021	500,000	503,642

Retail-Discount — 0.7%
Wal-Mart Stores, Inc.
1.125%, 04/11/2018	250,000	245,622

Retail-Drug Store — 0.7%
Walgreen Co.
1.800%, 09/15/2017	250,000	251,479

Retail-Mail Order — 1.1%
QVC, Inc.
4.375%, 03/15/2023	375,000	376,830

Super-Regional Banks-US — 4.8%
PNC Financial Services Group, Inc. (The) 4.447%,
05/29/2049 (a)(b)(c)	895,000	893,434
Wells Fargo & Co.
2.125%, 04/22/2019	500,000	497,067

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Super-Regional Banks-US — (Continued)
Wells Fargo & Co.
4.100%, 06/03/2026	$250,000	$251,950

		1,642,451

Telephone-Integrated — 1.5%
Verizon Communications, Inc.
Callable 12/15/2023 at 100
4.150%, 03/15/2024	500,000	517,387

TOTAL CORPORATE BONDS AND NOTES (Cost $27,726,553)		28,291,774

U.S. TREASURY OBLIGATIONS — 12.6%
Sovereign — 12.6%
0.250%, 11/30/2015	500,000	500,078
0.250%, 12/31/2015	500,000	500,000
0.500%, 06/30/2016	500,000	499,922
0.500%, 07/31/2016	1,000,000	999,219
0.625%, 10/15/2016	400,000	399,594
1.000%, 05/31/2018	1,400,000	1,376,922

		4,275,735

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,286,757)		4,275,735

TOTAL INVESTMENTS - 95.9% (Cost $32,013,310)*		32,567,509
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		1,375,958

NET ASSETS - 100.0%		$33,943,467

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$32,013,310

Gross unrealized appreciation	$603,889
Gross unrealized depreciation	(49,690)

Net unrealized appreciation	$554,199

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2014.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Fix-to Float Security. Rate shown is as of July 31, 2014.
(d)	Dividend paying security.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2014, these securities amounted to $314,201 or 0.9% of net assets. These securities have been determined by the Adviser to be liquid securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Pease note that securities are classified according to the Bloomberg Sub-Industry Categories. We believe this is the classification that best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$28,291,774	$—	$28,291,774	$—
U.S. Treasury Obligations	4,275,735	—	4,275,735	—

Total Investments	$32,567,509	$—	$32,567,509	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 122.3%
COMMON STOCKS — 122.3%
Automobiles & Components — 3.0%
Cooper Tire & Rubber Co.†	181,705	$5,249,457
Dana Holding Corp.†(a)	613,291	13,725,453
Drew Industries, Inc.	57,752	2,598,840
Federal-Mogul Holdings Corp.*(a)	75,025	1,195,899
Gentex Corp.†	460,327	13,303,450
Goodyear Tire & Rubber Co. (The)†	58,582	1,474,509
Harley-Davidson, Inc.†	134,822	8,334,696
Johnson Controls, Inc.†	27,003	1,275,622
Magna International, Inc. (Canada)	8,983	964,774
Modine Manufacturing Co.*†	155,407	2,139,954
Remy International, Inc.(a)	21,919	486,163
Standard Motor Products, Inc.†	65,743	2,370,035
Tenneco, Inc.*†	63,414	4,039,472
Tower International, Inc.*	112,752	3,551,688
Winnebago Industries, Inc.*	4,619	108,547

		60,818,559

Capital Goods — 15.9%
AAON, Inc.(a)	118,196	2,319,006
AAR Corp.†	113,842	3,062,350
AECOM Technology Corp.*†	127,425	4,326,079
Aegion Corp.*†	134,502	3,081,441
Aerovironment, Inc.*	845	26,609
Alamo Group, Inc.†	14,759	701,495
Alliant Techsystems, Inc.†	777	100,956
Altra Industrial Motion Corp.†	4,779	149,822
AO Smith Corp	34,464	1,609,469
Beacon Roofing Supply, Inc.*(a)	23,696	654,957
Blount International, Inc.*†	171,192	2,235,768
Brady Corp., Class A†	69,322	1,812,770
Briggs & Stratton Corp.(a)	303,002	5,554,027
Carlisle Cos., Inc.†	112,942	9,037,619
Caterpillar, Inc.†	37,841	3,812,481
Chicago Bridge & Iron Co. NV (Netherlands)†	309,974	18,387,658
CIRCOR International, Inc.†	55,694	4,002,728
Crane Co.	7,472	512,654
Curtiss-Wright Corp.†	107,138	6,804,334
Danaher Corp.†	83,514	6,170,014
Dover Corp.†	19,343	1,658,856
EMCOR Group, Inc.†(a)	150,469	6,158,696
Emerson Electric Co.†	20,501	1,304,889
EnerSys, Inc.†	50,409	3,197,443
Engility Holdings, Inc.*†	62,011	2,143,100
EnPro Industries, Inc.*†(a)	14,116	965,817
ESCO Technologies, Inc.	67,559	2,266,595

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Federal Signal Corp.†	256,635	$3,710,942
Fluor Corp.†	5,188	378,050
General Cable Corp.†(a)	57,260	1,272,890
Gorman-Rupp Co. (The)†	13,302	385,492
Huntington Ingalls Industries, Inc.†	175,698	15,974,462
Hyster-Yale Materials Handling, Inc.†	28,316	2,268,112
IDEX Corp.†	71,079	5,389,210
Illinois Tool Works, Inc.†	230,940	19,022,528
John Bean Technologies Corp.	64,299	1,674,989
Joy Global, Inc.(a)	167,082	9,901,279
Kaman Corp.(a)	3,303	132,153
Lincoln Electric Holdings, Inc.†	118,533	7,875,333
Lockheed Martin Corp.†	37,984	6,342,188
Manitowoc Co., Inc. (The)†	108,724	2,887,709
Masco Corp.	574,171	11,942,757
Meritor, Inc.*	15,791	198,493
Moog, Inc., Class A*†	19,778	1,305,744
MSC Industrial Direct Co., Inc., Class A	80,149	6,835,908
Mueller Water Products, Inc., Class A	270,917	2,099,607
Northrop Grumman Corp.†	2,253	277,727
NOW, Inc.*†(a)	352,245	11,338,767
Orbital Sciences Corp.*†(a)	267,738	6,872,834
Parker Hannifin Corp.†	99,415	11,427,754
Pentair PLC (Ireland)†	226,533	14,513,969
Polypore International, Inc.*(a)	181,461	7,820,969
Raytheon Co.†	18,992	1,723,904
Rockwell Automation, Inc.	12,123	1,353,654
Roper Industries, Inc.†	46,120	6,644,508
Simpson Manufacturing Co., Inc.†	131,313	3,993,228
SPX Corp.†	153,695	15,235,785
Standex International Corp.†	52,694	3,475,169
Teledyne Technologies, Inc.*†	51,652	4,710,662
Thermon Group Holdings, Inc.*†	77,227	1,882,794
Timken Co. (The)†	138,974	6,156,548
Toro Co. (The)	45,520	2,700,702
Universal Forest Products, Inc.	6,698	293,238
USG Corp.*(a)	171,487	4,535,831
Valmont Industries, Inc.(a)	17,250	2,512,118
Wabash National Corp.*	23,113	314,568
Watsco, Inc.	1,320	118,232
WESCO International, Inc.*(a)	161,182	12,651,175
WW Grainger, Inc.	24,758	5,821,844

		318,031,459

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 7.3%
ACCO Brands Corp.*†	388,602	$2,572,545
Brink’s Co. (The)†	322,441	8,654,316
Cintas Corp.†(a)	48,828	3,056,633
Copart, Inc.*	52,318	1,746,375
Deluxe Corp.†(a)	22,316	1,227,603
Dun & Bradstreet Corp. (The)†	39,326	4,327,040
Exponent, Inc.†	23,474	1,668,532
G & K Services, Inc., Class A†(a)	66,496	3,197,793
Herman Miller, Inc.(a)	109	3,187
HNI Corp.	11,051	390,542
Huron Consulting Group, Inc.*†	81,467	4,923,865
ICF International, Inc.*†	20,169	697,242
Kforce, Inc.(a)	17,794	353,923
Kimball International, Inc., Class B	12,710	200,437
Korn Ferry International*†	194,152	5,711,952
Manpowergroup, Inc.†	225,588	17,571,049
Navigant Consulting, Inc.*†	131,771	2,150,503
On Assignment, Inc.*†	85,938	2,321,185
Pitney Bowes, Inc.	494,853	13,390,722
Quad/Graphics, Inc.†(a)	110,918	2,342,588
Republic Services, Inc.	67,567	2,562,816
Robert Half International, Inc.†	18,691	909,317
Rollins, Inc.	4,561	129,122
RPX Corp.*†	46,589	726,788
Steelcase, Inc., Class A†	372,632	5,626,743
Team, Inc.*(a)	31,400	1,243,754
Tetra Tech, Inc.†	82,944	2,013,880
Towers Watson & Co., Class A†	170,178	17,361,560
TrueBlue, Inc.*	103,101	2,782,696
Tyco International Ltd. (Switzerland)	226,209	9,760,918
UniFirst Corp.†	48,608	4,725,184
United Stationers, Inc.(a)	83,807	3,233,274
US Ecology, Inc.	9,514	430,604
Waste Connections, Inc.†	51,450	2,435,643
Waste Management, Inc.†	282,919	12,700,234
West Corp.†(a)	99,809	2,572,078

		145,722,643

Consumer Durables & Apparel — 6.6%
Cavco Industries, Inc.*	14,822	1,058,143
Coach, Inc.†	352,125	12,169,440
Columbia Sportswear Co.†(a)	67,417	5,040,095
Crocs, Inc.*†	4,424	70,209
Deckers Outdoor Corp.*(a)	161,446	14,289,585
Ethan Allen Interiors, Inc.†	135,525	3,106,233

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Fossil Group, Inc.*†	117,619	$11,526,662
Garmin Ltd. (Switzerland)(a)	139,623	7,684,850
G-III Apparel Group Ltd.*	12,798	994,021
Hanesbrands, Inc.†	20,662	2,018,884
Iconix Brand Group, Inc.*(a)	148,694	6,279,348
La-Z-Boy, Inc.†	310,226	6,527,155
Newell Rubbermaid, Inc.	28,898	938,607
NVR, Inc.*†	11,038	12,433,865
Oxford Industries, Inc.	1,402	83,517
PulteGroup, Inc.†	428,288	7,559,283
PVH Corp.	42,069	4,635,162
Smith & Wesson Holding Corp.*(a)	259,284	3,202,157
Steven Madden, Ltd.*†	162,640	5,180,084
Sturm Ruger & Co., Inc.(a)	127,611	6,375,446
Tupperware Brands Corp.†(a)	82,824	6,027,931
Universal Electronics, Inc.*	35,264	1,679,624
Vera Bradley, Inc.*(a)	304,201	6,032,306
Wolverine World Wide, Inc.(a)	326,446	7,919,580

		132,832,187

Consumer Services — 4.6%
American Public Education, Inc.*†	78,548	2,804,164
Boyd Gaming Corp.*†(a)	619,349	6,812,839
Brinker International, Inc.(a)	48,246	2,163,351
Capella Education Co.†(a)	34,642	2,215,702
DeVry Education Group, Inc.	117,831	4,709,705
DineEquity, Inc.†(a)	69,875	5,663,369
Graham Holdings Co., Class B†	3,025	2,074,394
Hillenbrand, Inc.†	143,183	4,302,649
Interval Leisure Group, Inc.(a)	170,711	3,615,659
Jack in the Box, Inc.†	148,905	8,515,877
K12, Inc.*(a)	12,082	281,631
Las Vegas Sands Corp.†	165,393	12,214,273
McDonald’s Corp.†	99,279	9,387,822
Multimedia Games Holding Co., Inc.*†	106,280	2,563,474
Panera Bread Co., Class A*(a)	6,860	1,010,478
Royal Caribbean Cruises, Ltd. (Liberia)	92,981	5,546,317
Speedway Motorsports, Inc.†	18,969	330,819
Strayer Education, Inc.*(a)	2,880	149,242
Weight Watchers International, Inc.(a)	362,996	7,873,383
Wyndham Worldwide Corp.	17,884	1,351,136
Yum! Brands, Inc.	120,923	8,392,056

		91,978,340

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 2.5%
PriceSmart, Inc.	2,471	$203,363
Rite Aid Corp.*†	1,782,292	11,923,533
SUPERVALU, Inc.*†	1,909,709	17,512,032
Sysco Corp.†(a)	305,302	10,896,228
Wal-Mart Stores, Inc.†	128,229	9,435,090
Weis Markets, Inc.(a)	4,881	208,223

		50,178,469

Food, Beverage & Tobacco — 10.2%
Altria Group, Inc.†	178,354	7,241,172
Archer-Daniels-Midland Co.†	118,164	5,482,810
B&G Foods, Inc.(a)	27,311	766,620
Bunge, Ltd. (Bermuda)	27,556	2,172,515
Campbell Soup Co.(a)	178,591	7,427,600
Coca-Cola Bottling Co. Consolidated†	7,044	491,812
ConAgra Foods, Inc.†	616,845	18,585,540
Cott Corp. (Canada)†	205,718	1,413,283
Dr Pepper Snapple Group, Inc.†	307,894	18,091,851
General Mills, Inc.†	223,516	11,209,327
Hillshire Brands Co. (The)†	77,677	4,875,785
Ingredion, Inc.†	137,838	10,149,012
Kellogg Co.†	109,437	6,547,616
Keurig Green Mountain, Inc.†	34,969	4,171,102
Kraft Foods Group, Inc.	46,380	2,485,272
Lancaster Colony Corp.†	35,814	3,128,353
Monster Beverage Corp.*†	278,226	17,795,335
National Beverage Corp.*(a)	4,696	80,489
PepsiCo, Inc.†	13,479	1,187,500
Philip Morris International, Inc.†	183,722	15,067,041
Pilgrim’s Pride Corp.*†	637,062	17,812,254
Reynolds American, Inc.	91,666	5,119,546
Sanderson Farms, Inc.†(a)	178,667	16,274,777
Snyder’s-Lance, Inc.	49	1,216
Tyson Foods, Inc., Class A†	424,818	15,807,478
Vector Group, Ltd.(a)	555,344	11,401,212

		204,786,518

Health Care Equipment & Services — 8.0%
Align Technology, Inc.*	64,553	3,499,418
AMN Healthcare Services, Inc.*†	176,402	2,310,866
Analogic Corp.†	53,584	3,853,225
Anika Therapeutics, Inc.*	104,867	4,410,706
Becton Dickinson and Co.†	37,639	4,375,157
Cardinal Health, Inc.†	61,664	4,418,226
Chemed Corp.(a)	19,950	2,031,908

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Computer Programs & Systems, Inc.	26,946	$1,773,586
CONMED Corp.(a)	94,097	3,669,783
CorVel Corp.*†	25,663	1,033,706
CR Bard, Inc.	32,305	4,820,875
DaVita HealthCare Partners, Inc.*†	43,056	3,032,865
DENTSPLY International, Inc.	21,488	997,473
Edwards Lifesciences Corp.*†	155,018	13,990,375
Ensign Group, Inc. (The)	23,272	766,347
Express Scripts Holding Co.*†	154,298	10,746,856
Globus Medical, Inc., Class A*†	271,657	6,057,951
Greatbatch, Inc.*	100,449	4,973,230
Hill-Rom Holdings, Inc.†(a)	59,683	2,351,510
Hologic, Inc.*(a)	136,039	3,546,537
ICU Medical, Inc.*†	66,784	3,890,168
Kindred Healthcare, Inc.†	218,481	5,221,696
Laboratory Corp. of America Holdings*	54,296	5,629,952
MEDNAX, Inc.*†	63,610	3,764,440
Medtronic, Inc.	98,878	6,104,728
Natus Medical, Inc.*†	183,176	5,269,974
Omnicare, Inc.†	122,035	7,627,188
PharMerica Corp.*†	184,641	4,983,461
Quality Systems, Inc.†	344,032	5,335,936
Quest Diagnostics, Inc.(a)	35,165	2,148,582
ResMed, Inc.(a)	8,679	449,051
Select Medical Holdings Corp.†	125,755	1,954,233
STERIS Corp.	3,747	190,647
Teleflex, Inc.(a)	14,319	1,542,729
Thoratec Corp.*†	207,499	6,743,718
Universal Health Services, Inc., Class B†	114,002	12,152,613
Zimmer Holdings, Inc.†	53,025	5,306,212

		160,975,928

Household & Personal Products — 3.3%
Avon Products, Inc.†	1,329,992	17,555,894
Church & Dwight Co., Inc.†	168,237	10,797,451
Clorox Co. (The)†	50,194	4,360,353
Energizer Holdings, Inc.†	164,394	18,865,855
Kimberly-Clark Corp.†	92,698	9,628,541
Procter & Gamble Co. (The)†	70,662	5,463,586

		66,671,680

Media — 3.2%
Clear Channel Outdoor Holdings, Inc., Class A†	96,720	730,236

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Comcast Corp., Class A	8,237	$442,574
Crown Media Holdings, Inc., Class A*(a)	9,076	30,677
Cumulus Media, Inc., Class A*†	152,204	788,417
DIRECTV*†	152,192	13,096,122
Loral Space & Communications, Inc.*†	60,602	4,381,525
New York Times Co. (The), Class A(a)	520,028	6,495,150
Omnicom Group, Inc.†	207,255	14,505,777
Shaw Communications, Inc., Class B (Canada)	3,711	90,957
Starz, Class A*†	411,001	11,717,639
Time Warner Cable, Inc.†	67	9,722
Time Warner, Inc.†	115,922	9,623,844
Time, Inc.*	19,472	469,281
Viacom, Inc., Class B	23,785	1,966,306

		64,348,227

Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AbbVie, Inc.†	180,020	9,422,247
Acorda Therapeutics, Inc.*	4,069	119,100
Allergan, Inc.†	2,588	429,246
Biogen Idec, Inc.*	14,319	4,788,130
Bruker Corp.*†	85,686	1,947,643
Covance, Inc.*†	115,393	9,683,781
Depomed, Inc.*†	417,572	4,154,841
Emergent Biosolutions, Inc.*†	58,430	1,285,460
Endo International PLC (Ireland)*†	3,226	216,400
Gilead Sciences, Inc.*	230,462	21,098,796
Johnson & Johnson†	117,306	11,741,158
Ligand Pharmaceuticals, Inc.*(a)	2,812	138,266
Medicines Co. (The)*(a)	45,966	1,074,225
Myriad Genetics, Inc.*(a)	271,352	9,795,807
Nordion, Inc. (Canada)*	1,189	15,409
PDL BioPharma, Inc.(a)	576,796	5,410,346
Pfizer, Inc.†	657,423	18,868,040
Phibro Animal Health Corp., Class A	13,841	262,425
Prestige Brands Holdings, Inc.*	25,264	778,131
Questcor Pharmaceuticals, Inc.(a)	100,805	9,069,426
Quintiles Transnational Holdings, Inc.*	1,559	85,636
United Therapeutics Corp.*†	223,262	20,303,446

		130,687,959

Retailing — 13.5%
Abercrombie & Fitch Co., Class A(a)	235,686	9,271,887

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Asbury Automotive Group, Inc.*	176	$11,885
AutoZone, Inc.*(a)	5,070	2,621,342
Barnes & Noble, Inc.*	9,113	189,733
Best Buy Co., Inc.†	201,297	5,984,560
Big Lots, Inc.†	117,929	5,159,394
Brown Shoe Co., Inc.†	38,640	1,089,262
Buckle, Inc. (The)(a)	177,487	7,898,172
Burlington Stores, Inc.*(a)	15,944	521,847
Cato Corp. (The), Class A†(a)	51,825	1,599,320
Core-Mark Holding Co., Inc.†	70,337	3,319,906
Dillard’s, Inc., Class A†	38,473	4,586,751
Dollar General Corp.*†	266,646	14,726,859
Dollar Tree, Inc.*†	231,019	12,583,605
DSW, Inc., Class A†(a)	428,056	11,382,009
Finish Line, Inc. (The), Class A(a)	151,684	3,987,772
Foot Locker, Inc.	48,803	2,319,607
GameStop Corp., Class A	27,711	1,163,031
Genuine Parts Co.	44,501	3,685,573
GNC Holdings, Inc., Class A†	297,984	9,776,855
Guess?, Inc.†(a)	419,638	10,914,784
Haverty Furniture Cos., Inc.†	95,411	2,120,987
Home Depot, Inc. (The)†	49,875	4,032,394
HSN, Inc.†	3,192	178,401
Kohl’s Corp.†(a)	201,311	10,778,191
Lands’ End, Inc.*(a)	194,867	6,857,370
Lowe’s Cos., Inc.†	247,626	11,848,904
Macy’s, Inc.	21,224	1,226,535
Michaels Cos., Inc. (The)*	41,913	632,048
Monro Muffler Brake, Inc.(a)	16,270	826,353
Murphy USA, Inc.*†	123,998	6,127,981
O’Reilly Automotive, Inc.*	39,956	5,993,400
Outerwall, Inc.*(a)	291,629	16,045,428
Pier 1 Imports, Inc.†(a)	549,473	8,275,063
Ross Stores, Inc.†	246,795	15,893,598
Sally Beauty Holdings, Inc.*†	433,609	11,252,154
Staples, Inc.(a)	650,911	7,544,059
Tiffany & Co.	20,686	2,019,160
TJX Cos., Inc. (The)†	272,310	14,511,400
Tractor Supply Co.	105,062	6,531,705
Ulta Salon Cosmetics & Fragrance, Inc.*†	70,404	6,500,401
Urban Outfitters, Inc.*†	164,475	5,876,692
Vitamin Shoppe, Inc.*†(a)	181,801	7,753,813

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Zumiez, Inc.*†(a)	160,651	$4,474,130

		270,094,321

Semiconductors & Semiconductor Equipment — 5.7%
Altera Corp.	158,192	5,176,042
Brooks Automation, Inc.	19,491	198,418
Cabot Microelectronics Corp.*†	11,279	453,303
Cirrus Logic, Inc.*(a)	527,305	11,827,451
Diodes, Inc.*	157,904	4,026,552
Fairchild Semiconductor International, Inc.*(a)	562,215	8,556,912
Freescale Semiconductor Ltd. (Bermuda)*†	29,857	597,737
Integrated Device Technology, Inc.*†	139,094	1,997,390
International Rectifier Corp.*†	128,539	3,192,909
Intersil Corp., Class A†(a)	679,124	8,713,161
Lattice Semiconductor Corp.*†	760,289	5,200,377
Microchip Technology, Inc.(a)	185,240	8,339,505
MKS Instruments, Inc.†	77,279	2,455,927
NVIDIA Corp.†	515,654	9,023,945
OmniVision Technologies, Inc.*†(a)	600,445	13,449,968
RF Micro Devices, Inc.*	366,814	4,093,644
Semtech Corp.*	74,485	1,663,250
Skyworks Solutions, Inc.†	180,462	9,160,251
Teradyne, Inc.	48,720	887,678
Texas Instruments, Inc.†	318,808	14,744,870

		113,759,290

Software & Services — 14.5%
Accenture PLC, Class A (Ireland)†(a)	144,564	11,461,034
ACI Worldwide, Inc.*†	361,501	6,774,529
Activision Blizzard, Inc.†	18,124	405,615
Acxiom Corp.*†(a)	379,760	6,957,203
Advent Software, Inc.	3,104	100,756
Amdocs, Ltd. (Channel Islands)†	282,517	12,809,321
ANSYS, Inc.*†	75,853	5,836,130
AVG Technologies NV (Netherlands)*	18,312	311,304
Blackbaud, Inc.	766	28,120
Blackhawk Network Holdings, Inc., Class B*	1,695	47,274
Booz Allen Hamilton Holding Corp.†	327,451	7,282,510
Broadridge Financial Solutions, Inc.†	176,022	7,106,008
CA Inc†	435,694	12,582,843
CACI International, Inc., Class A*(a)	81,934	5,652,627
CGI Group, Inc., Class A (Canada)*	4,718	169,282
Computer Sciences Corp.†	282,878	17,648,758

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Comverse, Inc.*†	8,440	$216,739
Conversant, Inc.*†	328,623	7,679,920
DST Systems, Inc.†	117,879	10,617,362
Euronet Worldwide, Inc.*	834	41,733
IAC/InterActiveCorp.†	101,533	6,823,018
International Business Machines Corp.†	67,766	12,988,709
Intuit, Inc.†	159,669	13,088,068
j2 Global, Inc.(a)	38,535	1,885,132
Leidos Holdings, Inc.	120,518	4,451,935
Liquidity Services, Inc.*(a)	397,013	5,355,705
ManTech International Corp., Class A†	109,053	2,944,431
Monster Worldwide, Inc.*†	2,401	15,607
NetScout Systems, Inc.*	20,935	890,366
NeuStar, Inc., Class A*(a)	572,066	15,937,759
NIC, Inc.	180,106	3,038,388
Oracle Corp.†	365,187	14,749,903
Paychex, Inc.†	238,437	9,778,301
Progress Software Corp.*†	156,286	3,622,709
PTC, Inc.*	31,096	1,118,212
Rovi Corp.*	138,783	3,243,359
Science Applications International Corp.†	153,992	6,432,246
SS&C Technologies Holdings, Inc.*	8,225	356,225
Stamps.com, Inc.*†	88,355	2,794,669
Sykes Enterprises, Inc.*	115,714	2,395,280
Symantec Corp.†	142,447	3,370,296
Take-Two Interactive Software, Inc.*†	504,164	11,283,190
TeleTech Holdings, Inc.*†	86,157	2,371,902
Teradata Corp.*†(a)	255,437	10,769,224
VeriSign, Inc.*†(a)	166,579	9,003,595
Virtusa Corp.*†(a)	82,931	2,594,082
Visa, Inc., Class A	46,305	9,770,818
Western Union Co. (The)†(a)	522,873	9,134,591
Xerox Corp.†	508,814	6,746,874

		290,683,662

Technology Hardware & Equipment — 10.5%
Anixter International, Inc.†(a)	127,802	10,987,138
Apple, Inc.†	53,466	5,109,746
Arrow Electronics, Inc.*†(a)	211,533	12,258,337
AVX Corp.†	53,958	733,829
Brocade Communications Systems, Inc.†	1,854,482	17,079,779

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.†	239,275	$7,391,205
Checkpoint Systems, Inc.*†	26,724	327,102
Coherent, Inc.*†	57,287	3,374,777
CommScope Holding Co., Inc.*†	464,325	11,440,968
CTS Corp.†	23,062	401,048
Diebold, Inc.(a)	305,039	11,493,870
F5 Networks, Inc.*†	14,607	1,644,602
Fabrinet (Cayman Islands)*†	170,165	3,165,069
FARO Technologies, Inc.*†	6,632	335,778
FLIR Systems, Inc.†	252,564	8,405,330
Harris Corp.†	86,703	5,919,214
Hewlett-Packard Co.†	162,662	5,792,394
Insight Enterprises, Inc.*†	195,962	5,147,922
InterDigital, Inc.†	189,130	8,338,742
IPG Photonics Corp.*(a)	130,919	8,817,395
Itron, Inc.*†(a)	170,805	6,145,564
Juniper Networks, Inc.*	385,206	9,067,749
Lexmark International, Inc., Class A†	21,746	1,044,460
Motorola Solutions, Inc.†	91,818	5,846,970
NetApp, Inc.†	241,095	9,364,130
Newport Corp.*†	110,843	1,918,692
Plexus Corp.*†	68,646	2,699,847
QLogic Corp.*†	366,216	3,332,566
QUALCOMM, Inc.†	195,139	14,381,744
Rogers Corp.*†	53,653	3,077,536
Ruckus Wireless, Inc.*	8,029	103,654
SanDisk Corp.†	114,535	10,504,005
Sanmina Corp.*†	172,477	4,016,989
ScanSource, Inc.*†	83,992	3,007,754
Tech Data Corp.*†	74,833	4,698,764
TTM Technologies, Inc.*	8,202	61,597
Universal Display Corp.*(a)	186	5,703
Vishay Intertechnology, Inc.	39,380	580,067
Western Digital Corp.†	3,555	354,896
Zebra Technologies Corp., Class A*†	24,934	1,996,465

		210,373,397

Telecommunication Services — 2.2%
Atlantic Tele-Network, Inc.†	51,368	3,005,542
BCE, Inc. (Canada)	22,452	1,016,627
Cincinnati Bell, Inc.*†	476,628	1,815,953
Consolidated Communications Holdings, Inc.†(a)	26,431	591,526
Frontier Communications Corp.(a)	2,522,351	16,521,399
Level 3 Communications, Inc.*	18,113	796,610

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Premiere Global Services, Inc.*	3,744	$49,046
Verizon Communications, Inc.†	277,293	13,981,113
Vonage Holdings Corp.*	64,393	224,088
Windstream Holdings, Inc.(a)	557,841	6,392,858

		44,394,762

Transportation — 4.8%
Alaska Air Group, Inc.	114,409	5,030,564
ArcBest Corp.†	156,707	4,972,313
Delta Air Lines, Inc.†	557,909	20,899,271
Expeditors International of
Washington, Inc.†	301,367	13,013,027
Knight Transportation, Inc.(a)	67,603	1,619,768
Landstar System, Inc.(a)	31,371	2,074,564
Matson, Inc.†(a)	173,161	4,666,689
Norfolk Southern Corp.†	108,482	11,028,280
Southwest Airlines Co.	424,377	12,001,382
Union Pacific Corp.†	59,042	5,804,419
United Parcel Service, Inc., Class B†	74,819	7,264,177
Werner Enterprises, Inc.†(a)	301,689	7,415,516

		95,789,970

TOTAL COMMON STOCKS (Cost $2,430,943,002)		2,452,127,371

TOTAL LONG POSITIONS - 122.3%		2,452,127,371

(Cost $2,430,943,002)**

SHORT POSITIONS - (61.4)%
COMMON STOCKS — (61.4)%
Automobiles & Components — (0.6)%
American Axle & Manufacturing Holdings, Inc.*	(16,720)	$(307,481)
BorgWarner, Inc.	(10,523)	(655,057)
Cooper-Standard Holding, Inc.*	(22,807)	(1,414,034)
Fox Factory Holding Corp.*	(48,604)	(723,228)
Gentherm, Inc.*	(5,797)	(242,604)
Lear Corp.	(7,115)	(670,020)
Superior Industries International, Inc.	(4,395)	(82,230)
Tesla Motors, Inc.*	(31,078)	(6,939,717)
TRW Automotive Holdings Corp.*	(2,132)	(218,073)

		(11,252,444)

Capital Goods — (7.2)%
Actuant Corp., Class A	(90,891)	(2,933,961)
Apogee Enterprises, Inc.	(85,503)	(2,774,572)
Armstrong World Industries, Inc.*	(137,103)	(6,674,174)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Astec Industries, Inc.	(70,146)	$(2,726,575)
Astronics Corp.*	(72,959)	(4,231,622)
AZZ, Inc.	(61,480)	(2,682,987)
B/E Aerospace, Inc.*	(17,014)	(1,448,572)
Babcock & Wilcox Co. (The)	(247,903)	(7,694,909)
Barnes Group, Inc.	(97,344)	(3,334,032)
Boeing Co. (The)	(25,951)	(3,126,576)
Chart Industries, Inc.*	(57,707)	(4,388,617)
CLARCOR, Inc.	(107,884)	(6,398,600)
Cubic Corp.	(59,085)	(2,591,468)
Cummins, Inc.	(10,115)	(1,409,930)
DXP Enterprises, Inc.*	(5,935)	(421,563)
Esterline Technologies Corp.*	(7,078)	(768,317)
Fortune Brands Home & Security, Inc.	(44,565)	(1,684,111)
Franklin Electric Co., Inc.	(3,110)	(113,982)
Harsco Corp.	(336)	(8,491)
HEICO Corp.	(1,290)	(63,416)
II-VI, Inc.*	(172,792)	(2,370,706)
ITT Corp.	(110,110)	(5,061,757)
Jacobs Engineering Group, Inc.*	(58,337)	(2,964,103)
Kennametal, Inc.	(133,610)	(5,649,031)
Lennox International, Inc.	(11,649)	(993,893)
Masonite International Corp. (Canada)*	(146,180)	(7,164,282)
MasTec, Inc.*	(149,475)	(4,064,225)
Middleby Corp. (The)*	(23,219)	(1,691,736)
MRC Global, Inc.*	(217,705)	(5,841,025)
Mueller Industries, Inc.	(81,614)	(2,271,318)
Navistar International Corp.*	(20,875)	(734,174)
NCI Building Systems, Inc.*	(191,633)	(3,211,769)
Nortek, Inc.*	(12,402)	(989,308)
Oshkosh Corp.	(15,983)	(738,734)
Ply Gem Holdings, Inc.*	(89,747)	(747,593)
Powell Industries, Inc.	(28,095)	(1,641,029)
Power Solutions International, Inc.*	(54,178)	(3,309,192)
Proto Labs, Inc.*	(25,603)	(2,073,843)
Quanta Services, Inc.*	(73,279)	(2,454,114)
RBC Bearings, Inc.	(35,609)	(1,975,587)
Rush Enterprises, Inc., Class A*	(90,449)	(3,186,518)
Sensata Technologies Holding NV (Netherlands)*	(28,050)	(1,297,032)
Sun Hydraulics Corp.	(31,575)	(1,151,856)
TAL International Group, Inc.	(7,931)	(350,550)
Tennant Co.	(31,588)	(2,304,345)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textainer Group Holdings Ltd. (Bermuda)	(24,629)	$(900,683)
Titan International, Inc.	(330,067)	(4,924,600)
TransDigm Group, Inc.	(2,610)	(438,271)
Trex Co., Inc.*	(82,310)	(2,317,027)
Triumph Group, Inc.	(75,331)	(4,772,219)
URS Corp.	(97,617)	(5,590,526)
Wabtec Corp.	(60,048)	(4,844,673)
Watts Water Technologies, Inc., Class A	(11,378)	(665,158)

		(144,167,352)
Commercial & Professional Services — (2.0)%
Acacia Research Corp.	(245,407)	(4,186,643)
Advisory Board Co. (The)*	(115,793)	(5,805,861)
Civeo Corp.*	(131,025)	(3,328,035)
Covanta Holding Corp.	(69,800)	(1,425,316)
FTI Consulting, Inc.*	(144,862)	(5,354,100)
Healthcare Services Group, Inc.	(29,230)	(764,072)
Interface, Inc.	(237,527)	(3,764,803)
Kelly Services, Inc., Class A	(71,542)	(1,140,379)
Knoll, Inc.	(109,116)	(1,834,240)
Mistras Group, Inc.*	(52,211)	(1,102,696)
MSA Safety, Inc.	(29,384)	(1,521,504)
Paylocity Corp.*	(112,296)	(2,199,879)
RR Donnelley & Sons Co.	(206,132)	(3,578,452)
Stericycle, Inc.*	(5,190)	(610,604)
WageWorks, Inc.*	(107,323)	(4,479,662)
		(41,096,246)
Consumer Durables & Apparel — (3.3)%
Arctic Cat, Inc.	(37,181)	(1,323,644)
Brunswick Corp.	(49,911)	(2,012,911)
Callaway Golf Co.	(149,182)	(1,133,783)
Carter’s, Inc.	(83,494)	(6,392,301)
DR Horton, Inc.	(200,886)	(4,158,340)
Gildan Activewear, Inc. (Canada)	(6,242)	(365,532)
Hasbro, Inc.	(55,402)	(2,767,884)
Hovnanian Enterprises, Inc., Class A* .	(558,789)	(2,235,156)
Kate Spade & Co.*	(32,595)	(1,233,069)
KB Home	(411,621)	(6,709,422)
MDC Holdings, Inc.	(243,191)	(6,558,861)
Meritage Homes Corp.*	(190,772)	(7,306,568)
Mohawk Industries, Inc.*	(53,289)	(6,648,869)
Polaris Industries, Inc.	(378)	(55,770)
Ryland Group, Inc. (The)	(99,533)	(3,195,009)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Standard Pacific Corp.*	(654,120)	$(4,932,065)
Taylor Morrison Home Corp., Class A*	(206,127)	(3,664,938)
Tumi Holdings, Inc.*	(98,777)	(2,082,219)
Under Armour, Inc., Class A*	(39,031)	(2,605,319)
William Lyon Homes, Class A*	(11,498)	(283,081)

		(65,664,741)

Consumer Services — (2.5)%
BJ’s Restaurants, Inc.*	(128,261)	(4,395,504)
Bob Evans Farms, Inc.	(157,714)	(7,492,992)
Carnival Corp. (Panama)	(1,184)	(42,884)
Chipotle Mexican Grill, Inc.*	(6,444)	(4,333,590)
Churchill Downs, Inc.	(43,297)	(3,745,191)
Chuy’s Holdings, Inc.*	(28,102)	(805,122)
ClubCorp Holdings, Inc.	(7,576)	(128,110)
Del Frisco’s Restaurant Group, Inc.*	(30,941)	(659,662)
International Speedway Corp., Class A	(11,550)	(350,196)
Life Time Fitness, Inc.*	(158,371)	(6,231,899)
LifeLock, Inc.*	(406,874)	(5,647,411)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(22,585)	(740,788)
Papa John’s International, Inc.	(23,211)	(967,667)
Pinnacle Entertainment, Inc.*	(74,023)	(1,613,701)
Red Robin Gourmet Burgers, Inc.*	(25,847)	(1,663,513)
Regis Corp.	(238,854)	(3,327,236)
Service Corp. International	(231,188)	(4,854,948)
Texas Roadhouse, Inc.	(81,992)	(2,039,961)
Zoe’s Kitchen, Inc.*	(25,223)	(731,719)

		(49,772,094)

Food & Staples Retailing — (1.5)%
Chefs’ Warehouse, Inc. (The)*	(68,275)	(1,199,592)
Costco Wholesale Corp.	(4,653)	(546,914)
Fresh Market, Inc. (The)*	(185,592)	(5,554,769)
Kroger Co. (The)	(31,527)	(1,544,192)
Natural Grocers by Vitamin Cottage, Inc.*	(21,661)	(491,271)
SpartanNash Co.	(134,345)	(2,815,871)
Sprouts Farmers Market, Inc.*	(180,291)	(5,500,678)
Susser Holdings Corp.*	(103,663)	(8,310,663)
United Natural Foods, Inc.*	(79,475)	(4,658,825)

		(30,622,775)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (2.0)%
Boston Beer Co., Inc. (The), Class A*	(11,772)	$(2,594,549)
Boulder Brands, Inc.*	(294,884)	(3,346,933)
Darling Ingredients, Inc.*	(430,112)	(8,051,697)
Diamond Foods, Inc.*	(25,522)	(685,521)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(106,645)	(3,192,951)
Hain Celestial Group, Inc. (The)*	(30,071)	(2,571,071)
Post Holdings, Inc.*	(176,215)	(7,915,578)
SunOpta, Inc. (Canada)*	(74,769)	(924,145)
TreeHouse Foods, Inc.*	(30,361)	(2,231,534)
Universal Corp.	(95,980)	(4,984,241)
WhiteWave Foods Co., Class A*	(99,589)	(2,966,756)

		(39,464,976)

Health Care Equipment & Services — (5.8)%
Acadia Healthcare Co., Inc.*	(60,580)	(2,887,243)
Accuray, Inc.*	(103,654)	(815,757)
Adeptus Health, Inc., Class A*	(14,850)	(382,239)
Allscripts Healthcare Solutions, Inc.*	(280,168)	(4,460,275)
Baxter International, Inc.	(101,062)	(7,548,321)
BioScrip, Inc.*	(722,208)	(5,409,338)
Brookdale Senior Living, Inc.*	(8,569)	(296,916)
Capital Senior Living Corp.*	(100,296)	(2,471,293)
Cardiovascular Systems, Inc.*	(80,568)	(2,175,336)
Cerner Corp.*	(22,827)	(1,260,050)
Community Health Systems, Inc.*	(175,237)	(8,358,805)
Cooper Cos., Inc. (The)	(27,945)	(4,495,792)
DexCom, Inc.*	(13,291)	(500,805)
Endologix, Inc.*	(37,131)	(525,404)
Envision Healthcare Holdings, Inc.*	(5,477)	(195,803)
ExamWorks Group, Inc.*	(34,597)	(1,220,928)
Haemonetics Corp.*	(23,661)	(841,622)
Hanger, Inc.*	(47,370)	(1,499,261)
HealthSouth Corp.	(58,977)	(2,260,588)
HealthStream, Inc.*	(23,891)	(596,319)
Healthways, Inc.*	(94,175)	(1,628,286)
Insulet Corp.*	(53,549)	(1,892,422)
Integra LifeSciences Holdings Corp.*	(2,265)	(107,406)
IPC The Hospitalist Co., Inc.*	(6,876)	(338,162)
K2M Group Holdings, Inc.*	(971)	(16,478)
LDR Holding Corp.*	(8,917)	(204,288)
LifePoint Hospitals, Inc.*	(49,212)	(3,529,485)
McKesson Corp.	(21,502)	(4,125,374)
Medidata Solutions, Inc.*	(190,082)	(8,523,277)
Merit Medical Systems, Inc.*	(1,297)	(16,653)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
MWI Veterinary Supply, Inc.*	(41,403)	$(5,848,588)
National Healthcare Corp.	(1,449)	(79,637)
Neogen Corp.*	(95,031)	(4,149,053)
Novadaq Technologies, Inc. (Canada)*	(2,016)	(30,925)
NxStage Medical, Inc.*	(12,197)	(162,830)
Owens & Minor, Inc.	(22,845)	(755,941)
Patterson Cos., Inc.	(8,086)	(315,435)
Quidel Corp.*	(131,837)	(3,146,949)
Sirona Dental Systems, Inc.*	(91,895)	(7,369,979)
Spectranetics Corp.*	(279,024)	(7,156,966)
Staar Surgical Co.*	(168,249)	(2,165,365)
Tenet Healthcare Corp.*	(125,144)	(6,603,849)
Tornier NV (Netherlands)*	(24)	(498)
Volcano Corp.*	(295,349)	(4,876,212)
West Pharmaceutical Services, Inc.	(17,917)	(730,118)
Wright Medical Group, Inc.*	(46,167)	(1,422,867)
Zeltiq Aesthetics, Inc.*	(193,131)	(3,908,971)

		(117,308,109)

Household & Personal Products — (0.5)%
Elizabeth Arden, Inc.*	(225,640)	(4,654,953)
Revlon, Inc., Class A*	(39,049)	(1,190,995)
Spectrum Brands Holdings, Inc.	(41,692)	(3,477,113)

		(9,323,061)

Media — (2.2)%
AMC Networks, Inc., Class A*	(122,878)	(7,356,706)
Charter Communications, Inc., Class A*	(40,150)	(6,203,978)
Discovery Communications, Inc., Class A*	(1,403)	(119,550)
DreamWorks Animation SKG, Inc., Class A*	(45,352)	(907,040)
Entravision Communications Corp., Class A	(76,819)	(429,418)
EW Scripps Co. (The), Class A*	(118,453)	(2,568,061)
Gray Television, Inc.*	(346,092)	(4,215,401)
Lions Gate Entertainment Corp. (Canada)	(9,662)	(297,590)
Madison Square Garden Co. (The), Class A*	(105,954)	(6,287,310)
National CineMedia, Inc.	(208,050)	(3,341,283)
Regal Entertainment Group, Class A	(12,665)	(246,461)
Rentrak Corp.*	(31,521)	(1,564,702)
Scholastic Corp.	(74,928)	(2,653,950)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
SFX Entertainment, Inc.*	(389,213)	$(2,666,109)
Sinclair Broadcast Group, Inc., Class A	(93,465)	(3,019,854)
Thomson Reuters Corp. (Canada)	(17,872)	(675,740)
World Wrestling Entertainment, Inc., Class A	(213,341)	(2,662,496)

		(45,215,649)

Pharmaceuticals, Biotechnology & Life Sciences — (8.4)%
ACADIA Pharmaceuticals, Inc.*	(130,701)	(2,649,309)
Acceleron Pharma, Inc.*	(55,583)	(1,646,368)
Achillion Pharmaceuticals, Inc.*	(27,109)	(185,697)
Actavis PLC (Ireland)*	—	(3)
Aegerion Pharmaceuticals, Inc.*	(8,188)	(275,199)
Agios Pharmaceuticals, Inc.*	(118,924)	(4,792,637)
Albany Molecular Research, Inc.*	(202,883)	(3,862,892)
Alkermes PLC (Ireland)*	(78,222)	(3,344,773)
Anacor Pharmaceuticals, Inc.*	(205,255)	(3,417,496)
ARIAD Pharmaceuticals, Inc.*	(304,045)	(1,751,299)
Arrowhead Research Corp.*	(185,052)	(2,340,908)
Auxilium Pharmaceuticals, Inc.*	(276,187)	(5,529,264)
AVANIR Pharmaceuticals, Inc.*	(1,084,696)	(5,651,266)
BioDelivery Sciences International, Inc.*	(210,180)	(2,679,795)
Bio-Rad Laboratories, Inc., Class A*	(1,838)	(211,352)
Bristol-Myers Squibb Co.	(18,087)	(915,564)
Cambrex Corp.*	(153,277)	(3,229,546)
Celldex Therapeutics, Inc.*	(328,602)	(4,301,400)
Cepheid*	(113,937)	(4,288,589)
Charles River Laboratories International, Inc.*	(7,669)	(415,736)
Clovis Oncology, Inc.*	(99,885)	(3,640,808)
Cubist Pharmaceuticals, Inc.*	(18,547)	(1,129,512)
Eli Lilly & Co.	(40,791)	(2,490,698)
Enanta Pharmaceuticals, Inc.*	(1,787)	(67,209)
Epizyme, Inc.*	(49,171)	(1,540,036)
Fluidigm Corp.*	(200,757)	(5,747,673)
Genomic Health, Inc.*	(17,984)	(458,232)
Halozyme Therapeutics, Inc.*	(309,302)	(3,012,601)
ImmunoGen, Inc.*	(409,932)	(4,419,067)
Incyte Corp.*	(32,998)	(1,569,715)
Infinity Pharmaceuticals, Inc.*	(2,083)	(18,934)
Insmed, Inc.*	(46,706)	(798,206)
Intercept Pharmaceuticals, Inc.*	(23,013)	(5,347,301)
Intrexon Corp.*	(107,328)	(2,370,876)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Isis Pharmaceuticals, Inc.*	(172,601)	$(5,348,905)
Jazz Pharmaceuticals PLC (Ireland)*	(30,416)	(4,250,028)
Karyopharm Therapeutics, Inc.*	(54,988)	(1,907,534)
KYTHERA Biopharmaceuticals, Inc.*	(46,974)	(1,577,387)
Lexicon Pharmaceuticals, Inc.*	(37,325)	(54,868)
Luminex Corp.*	(3,142)	(57,184)
Medivation, Inc.*	(27,162)	(2,016,235)
Momenta Pharmaceuticals, Inc.*	(335,041)	(3,564,836)
Mylan, Inc.*	(113,288)	(5,593,029)
Nektar Therapeutics*	(181,250)	(1,912,187)
Neurocrine Biosciences, Inc.*	(270,241)	(3,669,873)
Novavax, Inc.*	(1,031,421)	(4,466,053)
Ophthotech Corp.*	(28,483)	(1,112,546)
Orexigen Therapeutics, Inc.*	(402,637)	(2,009,159)
Perrigo Co. PLC (Ireland)	(49,704)	(7,477,967)
Portola Pharmaceuticals, Inc.*	(162,026)	(4,073,334)
PTC Therapeutics, Inc.*	(21,779)	(575,401)
Puma Biotechnology, Inc.*	(11,121)	(2,465,748)
Receptos, Inc.*	(118,903)	(4,923,773)
Regeneron Pharmaceuticals, Inc.*	(3,152)	(996,725)
Relypsa, Inc.*	(128,785)	(2,911,829)
Revance Therapeutics, Inc.*	(23,537)	(722,115)
Salix Pharmaceuticals Ltd.*	(65,718)	(8,668,861)
Sangamo BioSciences, Inc.*	(101,942)	(1,211,071)
Seattle Genetics, Inc.*	(3,518)	(123,834)
Synageva BioPharma Corp.*	(44,561)	(3,048,418)
TESARO, Inc.*	(66,262)	(1,905,695)
TherapeuticsMD, Inc.*	(336,792)	(1,562,715)
Theravance Biopharma, Inc. (Cayman Islands)*	(23,844)	(668,347)
Ultragenyx Pharmaceutical, Inc.*	(33,929)	(1,482,697)
Vertex Pharmaceuticals, Inc.*	(34,764)	(3,090,867)
Zafgen, Inc.*	(950)	(16,625)
ZS Pharma, Inc.*	(7,435)	(208,254)

		(167,774,061)

Retailing — (4.1)%
Advance Auto Parts, Inc.	(65,510)	(7,933,916)
Amazon.com, Inc.*	(23,687)	(7,413,794)
American Eagle Outfitters, Inc.	(570,820)	(6,084,941)
Ascena Retail Group, Inc.*	(303,205)	(4,869,472)
CarMax, Inc.*	(14,901)	(727,318)
Expedia, Inc.	(66,830)	(5,307,639)
Express, Inc.*	(240,839)	(3,747,455)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Family Dollar Stores, Inc.	(9,562)	$(714,760)
Genesco, Inc.*	(33,482)	(2,553,672)
Group 1 Automotive, Inc.	(15,853)	(1,171,854)
Groupon, Inc.*	(1,303,521)	(8,433,781)
JC Penney Co., Inc.*	(238)	(2,232)
LKQ Corp.*	(48,717)	(1,274,193)
Mattress Firm Holding Corp.*	(21,301)	(992,627)
Office Depot, Inc.*	(793,035)	(3,973,105)
Pep Boys-Manny Moe & Jack (The)*	(142,941)	(1,512,316)
Priceline Group, Inc. (The)*	(1,507)	(1,872,372)
Restoration Hardware Holdings, Inc.*	(55,809)	(4,564,618)
RetailMeNot, Inc.*	(34,654)	(847,637)
Select Comfort Corp.*	(153,384)	(3,098,357)
Shutterfly, Inc.*	(124,615)	(6,146,012)
Sonic Automotive, Inc., Class A	(167,990)	(4,085,517)
Stage Stores, Inc.	(83,720)	(1,508,634)
Stein Mart, Inc.	(89,390)	(1,160,282)
Tile Shop Holdings, Inc.*	(31,276)	(316,200)
TripAdvisor, Inc.*	(27,001)	(2,560,775)
TrueCar, Inc.*	(7,686)	(104,299)

		(82,977,778)

Semiconductors & Semiconductor Equipment — (3.6)%
Advanced Energy Industries, Inc.*	(32,486)	(546,415)
Advanced Micro Devices, Inc.*	(1,363,863)	(5,332,704)
Applied Micro Circuits Corp.*	(249,202)	(2,080,837)
Avago Technologies Ltd. (Singapore)	(6,820)	(473,172)
Broadcom Corp., Class A	(72,012)	(2,755,179)
Cavium, Inc.*	(32,018)	(1,493,640)
Cree, Inc.*	(83,531)	(3,945,169)
Entegris, Inc.*	(392,723)	(4,512,387)
First Solar, Inc.*	(42,493)	(2,681,733)
GT Advanced Technologies, Inc.*	(513,438)	(7,105,982)
M/A-COM Technology Solutions Holdings, Inc.*	(60,156)	(1,197,104)
Micrel, Inc.	(130,813)	(1,368,304)
Microsemi Corp.*	(220,695)	(5,292,266)
PMC-Sierra, Inc.*	(699,907)	(4,710,374)
Power Integrations, Inc.	(31,459)	(1,693,438)
Spansion, Inc., Class A*	(114,785)	(2,177,471)
SunEdison, Inc.*	(363,376)	(7,267,520)
Synaptics, Inc.*	(96,927)	(7,001,037)
Tessera Technologies, Inc.	(3,080)	(78,263)
Ultratech, Inc.*	(201,870)	(4,780,282)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Veeco Instruments, Inc.*	(145,453)	$(5,048,674)

		(71,541,951)

Software & Services — (10.3)%
A10 Networks, Inc.*	(183,532)	(1,982,146)
Adobe Systems, Inc.*	(86,122)	(5,951,891)
Akamai Technologies, Inc.*	(52,678)	(3,109,056)
AOL, Inc.*	(165,302)	(6,372,392)
Autodesk, Inc.*	(80,105)	(4,273,602)
Bankrate, Inc.*	(47,232)	(796,332)
Benefitfocus, Inc.*	(86,877)	(3,348,240)
Bottomline Technologies de, Inc.*	(81,815)	(2,316,183)
BroadSoft, Inc.*	(169,146)	(4,127,162)
Cadence Design Systems, Inc.*	(145,128)	(2,442,504)
Cardtronics, Inc.*	(9,042)	(348,660)
ChannelAdvisor Corp.*	(62,311)	(1,428,791)
CommVault Systems, Inc.*	(102,979)	(4,945,052)
Compuware Corp.	(10,181)	(92,647)
comScore, Inc.*	(56,332)	(2,038,655)
Concur Technologies, Inc.*	(32,985)	(3,066,286)
Convergys Corp.	(164,907)	(3,197,547)
CoreLogic, Inc.*	(201,877)	(5,491,054)
CoStar Group, Inc.*	(16,945)	(2,435,505)
Cvent, Inc.*	(157,434)	(4,299,523)
Dealertrack Technologies, Inc.*	(190,581)	(7,160,128)
Demandware, Inc.*	(19,270)	(1,160,825)
Ellie Mae, Inc.*	(178,644)	(5,130,656)
Envestnet, Inc.*	(139,838)	(6,098,335)
Equinix, Inc.*	(16,390)	(3,515,983)
FireEye, Inc.*	(124,562)	(4,421,951)
Forrester Research, Inc.	(142)	(5,493)
Fortinet, Inc.*	(168,167)	(4,128,500)
Global Eagle Entertainment, Inc.*	(29,053)	(296,341)
Global Payments, Inc.	(3,637)	(251,935)
Guidewire Software, Inc.*	(150,800)	(6,107,400)
Imperva, Inc.*	(128,097)	(2,839,910)
Infoblox, Inc.*	(318,100)	(3,855,372)
Interactive Intelligence Group, Inc.*	(115,639)	(5,246,541)
Jive Software, Inc.*	(292,602)	(2,317,408)
LinkedIn Corp., Class A*	(39,227)	(7,085,965)
Marketo, Inc.*	(227,072)	(6,210,419)
MICROS Systems, Inc.*	(13,895)	(939,719)
NetSuite, Inc.*	(46,502)	(3,920,584)
Nuance Communications, Inc.*	(449,088)	(8,164,420)
Pandora Media, Inc.*	(129,598)	(3,255,502)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paycom Software, Inc.*	(44,238)	$(565,362)
PROS Holdings, Inc.*	(83,384)	(2,136,298)
Qlik Technologies, Inc.*	(116,537)	(3,083,569)
Qualys, Inc.*	(58,021)	(1,386,122)
Rackspace Hosting, Inc.*	(72,054)	(2,182,516)
salesforce.com, Inc.*	(101,852)	(5,525,471)
ServiceNow, Inc.*	(10,434)	(613,519)
Shutterstock, Inc.*	(92,039)	(7,173,520)
Silver Spring Networks, Inc.*	(140,855)	(1,504,331)
Splunk, Inc.*	(58,745)	(2,762,190)
SPS Commerce, Inc.*	(12,290)	(655,672)
Synchronoss Technologies, Inc.*	(151,814)	(6,134,804)
Synopsys, Inc.*	(76,631)	(2,894,353)
Tangoe, Inc.*	(9,110)	(125,718)
TIBCO Software, Inc.*	(52,748)	(1,018,036)
Twitter, Inc.*	(43,674)	(1,973,628)
Tyler Technologies, Inc.*	(16,552)	(1,501,763)
Vantiv, Inc., Class A*	(76,785)	(2,517,012)
Varonis Systems, Inc.*	(54,118)	(1,140,807)
Verint Systems, Inc.*	(110,803)	(5,201,093)
VMware, Inc., Class A*	(4,740)	(470,966)
WebMD Health Corp.*	(130,055)	(6,480,641)
Xoom Corp.*	(28,725)	(622,184)
Yelp, Inc.*	(4,464)	(299,802)
Zendesk, Inc.*	(86,866)	(1,510,600)
Zillow, Inc., Class A*	(14,513)	(2,083,051)

		(205,739,643)

Technology Hardware & Equipment — (3.7)%
ARRIS Group, Inc.*	(96,389)	(3,293,612)
Aruba Networks, Inc.*	(268,615)	(4,797,464)
Belden, Inc.	(6,997)	(475,096)
Benchmark Electronics, Inc.*	(34,668)	(837,232)
BlackBerry Ltd. (Canada)*	(102,868)	(959,758)
Celestica, Inc. (Canada)*	(1,595)	(17,114)
Cognex Corp.*	(138,474)	(5,674,665)
Cray, Inc.*	(217,316)	(5,763,220)
Electronics For Imaging, Inc.*	(162,130)	(7,145,069)
Finisar Corp.*	(288,895)	(5,699,898)
Infinera Corp.*	(7,262)	(66,810)
Ingram Micro, Inc., Class A*	(30,123)	(864,530)
InvenSense, Inc.*	(19,913)	(458,198)
Jabil Circuit, Inc.	(70,080)	(1,398,797)
JDS Uniphase Corp.*	(177,750)	(2,109,892)
Knowles Corp.*	(33,508)	(974,413)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Littelfuse, Inc.	(50,379)	$(4,378,943)
Measurement Specialties, Inc.*	(44,642)	(3,838,766)
MTS Systems Corp.	(48,839)	(3,223,374)
NETGEAR, Inc.*	(31,257)	(978,657)
Nimble Storage, Inc.*	(176,907)	(4,578,353)
OSI Systems, Inc.*	(2,398)	(158,987)
Polycom, Inc.*	(17,045)	(218,517)
Rofin-Sinar Technologies, Inc.*	(58,646)	(1,280,242)
Sierra Wireless, Inc. (Canada)*	(78,748)	(1,495,425)
Sonus Networks, Inc.*	(106,741)	(376,796)
Stratasys Ltd. (Isreal)*	(40,338)	(4,055,583)
Super Micro Computer, Inc.*	(7,602)	(198,944)
SYNNEX Corp.*	(112,242)	(7,239,609)
Ubiquiti Networks, Inc.*	(1,947)	(74,434)
ViaSat, Inc.*	(28,047)	(1,639,908)

		(74,272,306)

Telecommunication Services — (0.9)%
8X8, Inc.*	(655,361)	(5,295,317)
Cogent Communications Holdings, Inc.	(10,382)	(360,359)
Iridium Communications, Inc.*	(83,739)	(684,985)
RingCentral, Inc., Class A*	(105,219)	(1,570,920)
Shenandoah Telecommunications Co.	(6,751)	(187,070)
T-Mobile US, Inc.*	(39,799)	(1,310,979)
tw telecom, Inc.*	(172,803)	(7,039,994)
United States Cellular Corp.*	(48,989)	(1,914,980)

		(18,364,604)

Transportation — (2.8)%
Allegiant Travel Co.	(2,880)	(339,149)
Atlas Air Worldwide Holdings, Inc.*	(97,583)	(3,339,290)
Celadon Group, Inc.	(7,705)	(163,654)
Con-way, Inc.	(24,386)	(1,203,449)
Forward Air Corp.	(26)	(1,164)
Genesee & Wyoming, Inc., Class A*	(17,545)	(1,749,763)
Heartland Express, Inc.	(242,865)	(5,452,319)
Hub Group, Inc., Class A*	(90,614)	(4,184,555)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(62,444)	$(4,824,423)
Kansas City Southern	(25,805)	(2,814,293)
Marten Transport Ltd.	(18,361)	(371,627)
Roadrunner Transportation Systems, Inc.*	(149,205)	(3,751,014)
Ryder System, Inc.	(47,512)	(4,092,209)
Saia, Inc.*	(136,770)	(6,243,551)
Spirit Airlines, Inc.*	(53,063)	(3,471,381)
Universal Truckload Services, Inc.	(32,654)	(793,166)
UTi Worldwide, Inc. (British Virgin Islands)	(711,092)	(6,726,930)
Wesco Aircraft Holdings, Inc.*	(197,442)	(3,741,526)
XPO Logistics, Inc.*	(113,242)	(3,498,045)

		(56,761,508)

TOTAL COMMON STOCK (Proceeds $1,247,018,369)		(1,231,319,298)

TOTAL SECURITES SOLD SHORT - (61.4)%		(1,231,319,298)

(Proceeds $1,247,018,369)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.1%		784,491,591

NET ASSETS - 100.0%		$2,005,299,664

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,430,943,002

Gross unrealized appreciation	$105,979,882
Gross unrealized depreciation	(84,795,513)

Net unrealized depreciation	$21,184,369

(a)	All or a portion of the security is on loan. At July 31, 2014, the market value of securities on loan was $273,324,120.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 175.5%
COMMON STOCKS — 175.5%
Automobiles & Components — 4.0%
Cooper Tire & Rubber Co.†	152,068	$4,393,245
Dana Holding Corp.†	469,664	10,511,080
Drew Industries, Inc.	29,769	1,339,605
Federal-Mogul Holdings Corp.*†	51,550	821,707
Gentex Corp.†	302,081	8,730,141
Goodyear Tire & Rubber Co. (The)†	34,889	878,156
Harley-Davidson, Inc.†	86,043	5,319,178
Johnson Controls, Inc.†	23,554	1,112,691
Magna International, Inc. (Canada)	9,648	1,036,195
Modine Manufacturing Co.*†	79,292	1,091,851
Remy International, Inc.†	7,280	161,470
Standard Motor Products, Inc.†	33,567	1,210,090
Tenneco, Inc.*†	44,139	2,811,654
Tower International, Inc.*†	57,981	1,826,402
Winnebago Industries, Inc.*	5,243	123,211

		41,366,676

Capital Goods — 23.0%
AAON, Inc.	64,778	1,270,935
AAR Corp.†(a)	24,203	651,061
AECOM Technology Corp.*†	105,092	3,567,873
Aegion Corp.*†	69,169	1,584,662
Aerovironment, Inc.*†	5,466	172,124
Alamo Group, Inc.†	6,144	292,024
AO Smith Corp.(a)	37,050	1,730,235
Beacon Roofing Supply, Inc.*†(a)	23,690	654,792
Blount International, Inc.*†	87,660	1,144,840
Briggs & Stratton Corp.†(a)	154,489	2,831,783
Carlisle Cos., Inc.†	83,525	6,683,671
Caterpillar, Inc.†	80,372	8,097,479
Chicago Bridge & Iron Co. NV (Netherlands)†	230,429	13,669,048
CIRCOR International, Inc.†	28,428	2,043,120
Crane Co.	6,485	444,936
Curtiss-Wright Corp.†	70,951	4,506,098
Danaher Corp.†	52,897	3,908,030
EMCOR Group, Inc.†	84,027	3,439,225
EnerSys, Inc.†	36,980	2,345,641
Engility Holdings, Inc.*†	43,123	1,490,331
ESCO Technologies, Inc.	34,501	1,157,509
Federal Signal Corp.†	132,086	1,909,964
Fluor Corp.†	83,022	6,049,813
Foster Wheeler AG (Switzerland)†	77,325	2,548,632
General Cable Corp.(a)	17,931	398,601

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.†	45,619	$5,326,931
Gorman-Rupp Co. (The)†	6,984	202,396
Huntington Ingalls Industries, Inc.†	98,088	8,918,161
Hyster-Yale Materials Handling, Inc.†	12,016	962,482
IDEX Corp.†	87,996	6,671,857
Illinois Tool Works, Inc.†	166,755	13,735,609
John Bean Technologies Corp.†	33,121	862,802
Joy Global, Inc.(a)	108,179	6,410,688
Kaman Corp.(a)	4,424	177,004
Lincoln Electric Holdings, Inc.†	50,644	3,364,787
Lockheed Martin Corp.†	13,281	2,217,529
Manitowoc Co., Inc. (The)†	49,763	1,321,705
Masco Corp.†	487,581	10,141,685
Meritor, Inc.*	21,618	271,738
Moog, Inc., Class A*†	16,685	1,101,544
MSC Industrial Direct Co., Inc., Class A†	68,188	5,815,755
Mueller Water Products, Inc., Class A†	260,193	2,016,496
NOW, Inc.*†(a)	277,052	8,918,304
Orbital Sciences Corp.*†(a)	164,195	4,214,886
Oshkosh Corp.†	44,075	2,037,147
Parker Hannifin Corp.†	73,466	8,444,917
Pentair PLC (Ireland)†	162,299	10,398,497
Polypore International, Inc.*(a)	155,346	6,695,413
Raytheon Co.†	78,640	7,138,153
Rockwell Automation, Inc.	11,364	1,268,904
Roper Industries, Inc.†	34,120	4,915,668
Simpson Manufacturing Co., Inc.†(a)	58,518	1,779,532
SPX Corp.†	98,698	9,783,933
Standex International Corp.†	27,100	1,787,245
Teledyne Technologies, Inc.*†	30,572	2,788,166
Thermon Group Holdings, Inc.*†	17,425	424,822
Timken Co. (The)†	116,903	5,178,803
Toro Co. (The)†	33,866	2,009,270
Universal Forest Products, Inc.	9,679	423,747
USG Corp.*(a)	186,142	4,923,456
Valmont Industries, Inc.(a)	20,082	2,924,542
Wabash National Corp.*	32,645	444,298
Watsco, Inc.	558	49,980
WESCO International, Inc.*(a)	93,484	7,337,559
WW Grainger, Inc.†	6,828	1,605,604

		237,604,442

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 9.3%
ACCO Brands Corp.*†	198,658	$1,315,116
Brink’s Co. (The)†	164,736	4,421,514
Cintas Corp.	37,667	2,357,954
Copart, Inc.*	39,256	1,310,365
Deluxe Corp.†	69,594	3,828,366
Dun & Bradstreet Corp. (The)†	6,467	711,564
Exponent, Inc.†	12,019	854,311
G & K Services, Inc., Class A†	34,139	1,641,745
Herman Miller, Inc.†	1,627	47,574
HNI Corp.(a)	13,601	480,659
Huron Consulting Group, Inc.*†	44,907	2,714,179
ICF International, Inc.*†	270	9,334
Kimball International, Inc., Class B†	16,176	255,096
Korn Ferry International*†	110,427	3,248,762
Manpowergroup, Inc.†	171,540	13,361,251
Navigant Consulting, Inc.*†	62,555	1,020,898
On Assignment, Inc.*†	84,352	2,278,348
Pitney Bowes, Inc.(a)	376,473	10,187,359
Quad/Graphics, Inc.†	64,470	1,361,606
Republic Services, Inc.	39,423	1,495,314
Robert Half International, Inc.†	10,003	486,646
Rollins, Inc.	4,195	118,760
RPX Corp.*†	8,672	135,283
Steelcase, Inc., Class A†	175,896	2,656,030
Team, Inc.*	18,642	738,410
Tetra Tech, Inc.†	4,661	113,169
Towers Watson & Co., Class A†	112,837	11,511,631
TrueBlue, Inc.*†	30,782	830,806
Tyco International Ltd. (Switzerland)	201,296	8,685,922
UniFirst Corp.†	24,787	2,409,544
United Stationers, Inc.†(a)	56,003	2,160,596
US Ecology, Inc.	11,310	511,891
Waste Connections, Inc.†	62,319	2,950,181
Waste Management, Inc.†(a)	186,364	8,365,880
West Corp.†(a)	53,169	1,370,165

		95,946,229

Consumer Durables & Apparel — 9.4%
Cavco Industries, Inc.*†	10,977	783,648
Coach, Inc.†(a)	255,997	8,847,256
Columbia Sportswear Co.†	34,936	2,611,815
Deckers Outdoor Corp.*†(a)	137,940	12,209,069
Ethan Allen Interiors, Inc.†	69,517	1,593,330
Fossil Group, Inc.*†	84,695	8,300,110
Garmin Ltd. (Switzerland)(a)	112,564	6,195,523

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
G-III Apparel Group, Ltd.*†	4,956	$384,933
Hanesbrands, Inc.†	3,583	350,095
Iconix Brand Group, Inc.*†(a)	142,909	6,035,047
La-Z-Boy, Inc.†	156,518	3,293,139
Newell Rubbermaid, Inc.	33,161	1,077,069
NVR, Inc.*†	9,258	10,428,767
Oxford Industries, Inc.	745	44,380
PulteGroup, Inc.†	300,228	5,299,024
PVH Corp.†	29,312	3,229,596
Smith & Wesson Holding Corp.*(a)	282,446	3,488,208
Steven Madden, Ltd.*†	88,436	2,816,687
Sturm Ruger & Co., Inc.(a)	85,291	4,261,138
Tupperware Brands Corp.(a)	76,028	5,533,318
Universal Electronics, Inc.*	23,950	1,140,739
Vera Bradley, Inc.*(a)	170,701	3,385,001
Whirlpool Corp.†	3,794	541,176
Wolverine World Wide, Inc.(a)	215,026	5,216,531

		97,065,599

Consumer Services — 7.5%
American Public Education, Inc.*†	40,142	1,433,069
Apollo Education Group, Inc.*†	154,158	4,305,633
Boyd Gaming Corp.*†(a)	423,315	4,656,465
Brinker International, Inc.†(a)	42,192	1,891,889
Capella Education Co.†	18,430	1,178,783
DeVry Education Group, Inc.†	113,194	4,524,364
DineEquity, Inc.†(a)	36,018	2,919,259
Graham Holdings Co., Class B†	135	92,576
Hillenbrand, Inc.†	73,316	2,203,146
Interval Leisure Group, Inc.†(a)	103,091	2,183,467
Jack in the Box, Inc.†	109,496	6,262,076
K12, Inc.*†(a)	15,957	371,958
Las Vegas Sands Corp.†	127,288	9,400,219
McDonald’s Corp.†	69,999	6,619,105
Multimedia Games Holding Co., Inc.*†	42,512	1,025,389
Outerwall, Inc.*(a)	175,731	9,668,720
Royal Caribbean Cruises, Ltd. (Liberia)	81,525	4,862,966
Speedway Motorsports, Inc.†	9,673	168,697
Strayer Education, Inc.*(a)	5,562	288,223
Weight Watchers International, Inc.(a)	234,642	5,089,385
Wyndham Worldwide Corp.	16,609	1,254,810
Yum! Brands, Inc.†	99,058	6,874,625

		77,274,824

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 3.3%
PriceSmart, Inc.(a)	1,935	$159,251
Rite Aid Corp.*†	1,357,599	9,082,337
SUPERVALU, Inc.*†	1,240,512	11,375,495
Sysco Corp.†	208,917	7,456,248
Wal-Mart Stores, Inc.†	83,152	6,118,324
Weis Markets, Inc.(a)	6,220	265,345

		34,457,000

Food, Beverage & Tobacco — 15.8%
Altria Group, Inc.†	105,538	4,284,843
Archer-Daniels-Midland Co.†	41,094	1,906,762
B&G Foods, Inc.†(a)	22,930	643,645
Bunge, Ltd. (Bermuda)	31,974	2,520,830
Campbell Soup Co.†(a)	129,521	5,386,778
ConAgra Foods, Inc.†	430,731	12,977,925
Cott Corp. (Canada)†	105,665	725,919
Dr Pepper Snapple Group, Inc.†	227,197	13,350,096
General Mills, Inc.†	123,079	6,172,412
Hillshire Brands Co. (The)†(a)	286,799	18,002,373
Ingredion, Inc.†	79,186	5,830,465
Kellogg Co.†	59,656	3,569,218
Keurig Green Mountain, Inc.†	55,718	6,646,043
Kraft Foods Group, Inc.†	38,917	2,085,367
Lancaster Colony Corp.†	23,839	2,082,337
Lorillard, Inc.†	113,089	6,839,623
Monster Beverage Corp.*†	207,223	13,253,983
National Beverage Corp.*†(a)	7,441	127,539
Philip Morris International, Inc.†	132,205	10,842,132
Pilgrim’s Pride Corp.*†	464,916	12,999,051
Reynolds American, Inc.	74,515	4,161,663
Sanderson Farms, Inc.†	115,218	10,495,208
Tyson Foods, Inc., Class A†	297,678	11,076,598
Vector Group, Ltd.(a)	337,075	6,920,150

		162,900,960

Health Care Equipment & Services — 11.8%
Align Technology, Inc.*	67,580	3,663,512
AMN Healthcare Services, Inc.*†	52,950	693,645
Analogic Corp.†	28,960	2,082,514
Anika Therapeutics, Inc.*†	101,545	4,270,983
Becton Dickinson and Co.†	22,787	2,648,761
Cardinal Health, Inc.†	94,835	6,794,928
Chemed Corp.(a)	73,589	7,495,040
Computer Programs & Systems, Inc.†	28,222	1,857,572
CONMED Corp.†	24,962	973,518

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CorVel Corp.*	13,220	$532,502
CR Bard, Inc.	26,870	4,009,810
DaVita HealthCare Partners, Inc.*†	28,671	2,019,585
DENTSPLY International, Inc.	5,478	254,289
Edwards Lifesciences Corp.*†	115,862	10,456,546
Ensign Group, Inc. (The)	33,623	1,107,205
Express Scripts Holding Co.*†	95,663	6,662,928
Globus Medical, Inc., Class A*†	171,644	3,827,661
Greatbatch, Inc.*†	51,401	2,544,864
Hill-Rom Holdings, Inc.†	34,743	1,368,874
Hologic, Inc.*†	73,296	1,910,827
ICU Medical, Inc.*†	34,402	2,003,917
Kindred Healthcare, Inc.†	149,921	3,583,112
Laboratory Corp. of America Holdings*†	37,339	3,871,681
McKesson Corp.†	19,782	3,795,375
MEDNAX, Inc.*†	15,388	910,662
Medtronic, Inc.	62,991	3,889,064
Natus Medical, Inc.*†	94,421	2,716,492
Omnicare, Inc.†	104,849	6,553,063
PharMerica Corp.*†	95,101	2,566,776
Quality Systems, Inc.†	176,623	2,739,423
Quest Diagnostics, Inc.(a)	22,162	1,354,098
ResMed, Inc.(a)	3,292	170,328
Select Medical Holdings Corp.†	94,372	1,466,541
Teleflex, Inc.(a)	13,659	1,471,621
Thoratec Corp.*†	140,381	4,562,383
Universal Health Services, Inc., Class B†	75,889	8,089,767
VCA Antech, Inc.*†	135,286	5,044,815
Zimmer Holdings, Inc.†	18,020	1,803,261

		121,767,943

Household & Personal Products — 4.0%
Avon Products, Inc.†	995,124	13,135,637
Church & Dwight Co., Inc.†	104,099	6,681,074
Clorox Co. (The)†	6,053	525,824
Energizer Holdings, Inc.†	111,090	12,748,688
Kimberly-Clark Corp.†	67,085	6,968,119
Procter & Gamble Co. (The)†	23,372	1,807,123

		41,866,465

Media — 5.0%
Cablevision Systems Corp., Class A†(a)	194,910	3,746,170

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Clear Channel Outdoor Holdings, Inc., Class A(a)	40,596	$306,500
Crown Media Holdings, Inc., Class A*(a)	18,219	61,580
DIRECTV*†	98,353	8,463,276
Loral Space & Communications, Inc.*†	31,071	2,246,433
New York Times Co. (The), Class A(a)	266,272	3,325,737
News Corp., Class A*†	220,442	3,890,801
Omnicom Group, Inc.†	153,123	10,717,079
Shaw Communications, Inc., Class B (Canada)	4,962	121,619
Starz, Class A*†	237,376	6,767,590
Time Warner, Inc.†	122,613	10,179,331
Time, Inc.*	15,442	372,152
Viacom, Inc., Class B	15,694	1,297,423

		51,495,691

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
AbbVie, Inc.†	129,535	6,779,862
Acorda Therapeutics, Inc.*	5,609	164,175
Biogen Idec, Inc.*	10,826	3,620,106
Bruker Corp.*†	114,539	2,603,471
Covance, Inc.*†	76,248	6,398,732
Depomed, Inc.*†	226,732	2,255,983
Emergent Biosolutions, Inc.*†	10,210	224,620
Endo International PLC (Ireland)*	33,711	2,261,334
Gilead Sciences, Inc.*†	172,254	15,769,854
Johnson & Johnson†	76,697	7,676,603
Ligand Pharmaceuticals, Inc.*†(a)	16,840	828,023
Medicines Co. (The)*†(a)	44,101	1,030,640
Myriad Genetics, Inc.*(a)	307,686	11,107,465
Nordion, Inc. (Canada)*	1,663	21,553
PAREXEL International Corp.*†	14,208	760,980
PDL BioPharma, Inc.(a)	541,978	5,083,754
Pfizer, Inc.†	464,989	13,345,184
Phibro Animal Health Corp., Class A†	18,709	354,723
Prestige Brands Holdings, Inc.*†	33,474	1,030,999
Questcor Pharmaceuticals, Inc.(a)	74,456	6,698,806
United Therapeutics Corp.*†	166,929	15,180,523

		103,197,390

Retailing — 18.4%
Abercrombie & Fitch Co., Class A†(a)	203,985	8,024,770
AutoZone, Inc.*	3,087	1,596,072
Barnes & Noble, Inc.*(a)	27,251	567,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.†	212,976	$6,331,776
Big Lots, Inc.†	92,700	4,055,625
Brown Shoe Co., Inc.†	40,760	1,149,024
Buckle, Inc. (The)(a)	92,369	4,110,421
Burlington Stores, Inc.*†(a)	118,822	3,889,044
Cato Corp. (The), Class A†(a)	29,359	906,019
Core-Mark Holding Co., Inc.†	48,052	2,268,054
Dillard’s, Inc., Class A†	16,053	1,913,839
Dollar General Corp.*†	191,103	10,554,619
Dollar Tree, Inc.*†	181,815	9,903,463
DSW, Inc., Class A†(a)	328,803	8,742,872
Finish Line, Inc. (The), Class A†	161,818	4,254,195
Foot Locker, Inc.†	36,799	1,749,056
GameStop Corp., Class A(a)	220,597	9,258,456
Genuine Parts Co.	35,577	2,946,487
GNC Holdings, Inc., Class A†	233,153	7,649,750
Guess?, Inc.†	220,325	5,730,653
Haverty Furniture Cos., Inc.†	48,745	1,083,601
Home Depot, Inc. (The)†	17,259	1,395,390
Kohl’s Corp.†(a)	123,811	6,628,841
Lands’ End, Inc.*(a)	110,510	3,888,847
Lowe’s Cos., Inc.†	133,078	6,367,782
Michaels Cos., Inc. (The)*†(a)	56,672	854,614
Monro Muffler Brake, Inc.(a)	18,980	963,994
Murphy USA, Inc.*†	119,489	5,905,146
O’Reilly Automotive, Inc.*(a)	30,908	4,636,200
PetSmart, Inc.†	82,245	5,604,174
Pier 1 Imports, Inc.†(a)	432,812	6,518,149
Ross Stores, Inc.†	181,103	11,663,033
Sally Beauty Holdings, Inc.*†	286,220	7,427,409
Staples, Inc.(a)	350,793	4,065,691
Tiffany & Co.	17,846	1,741,948
TJX Cos., Inc. (The)†	191,816	10,221,875
Tractor Supply Co.	82,023	5,099,370
Ulta Salon Cosmetics & Fragrance, Inc.*†	28,214	2,604,999
Urban Outfitters, Inc.*†	31,910	1,140,144
Vitamin Shoppe, Inc.*†(a)	116,449	4,966,550
Zumiez, Inc.*†(a)	82,617	2,300,883

		190,680,201

Semiconductors & Semiconductor Equipment — 8.5%
Altera Corp.	175,802	5,752,241
Brooks Automation, Inc.†	31,861	324,345
Cirrus Logic, Inc.*(a)	413,238	9,268,928

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Diodes, Inc.*†	81,073	$2,067,362
Fairchild Semiconductor International, Inc.*†(a)	462,875	7,044,958
Integrated Device Technology, Inc.*†	164,463	2,361,689
International Rectifier Corp.*†	97,368	2,418,621
Intersil Corp., Class A†	444,619	5,704,462
Lattice Semiconductor Corp.*†	390,990	2,674,372
Microchip Technology, Inc.(a)	137,293	6,180,931
MKS Instruments, Inc.†(a)	53,452	1,698,705
NVIDIA Corp.†	373,468	6,535,690
OmniVision Technologies, Inc.*†(a)	342,859	7,680,042
RF Micro Devices, Inc.*(a)	417,186	4,655,796
Semtech Corp.*	107,192	2,393,597
Skyworks Solutions, Inc.†	158,578	8,049,419
Teradyne, Inc.	86,072	1,568,232
Texas Instruments, Inc.†	252,893	11,696,301

		88,075,691

Software & Services — 21.1%
Accenture PLC, Class A (Ireland)†(a)	107,080	8,489,302
ACI Worldwide, Inc.*†(a)	186,288	3,491,037
Activision Blizzard, Inc.†	212,697	4,760,159
Acxiom Corp.*†	207,616	3,803,525
Advent Software, Inc.	6,577	213,489
Amdocs, Ltd. (Channel Islands)†	202,908	9,199,849
ANSYS, Inc.*†	36,380	2,799,077
AVG Technologies NV (Netherlands)*	28,310	481,270
Blackbaud, Inc.	2,392	87,810
Booz Allen Hamilton Holding Corp.†	193,506	4,303,573
Broadridge Financial Solutions, Inc.†	159,442	6,436,674
CA, Inc.†	274,498	7,927,502
CACI International, Inc., Class A*†(a)	58,395	4,028,671
CGI Group, Inc., Class A (Canada)*	7,242	259,843
Computer Sciences Corp.†	216,169	13,486,784
Comverse, Inc.*†	2,396	61,529
Conversant, Inc.*†	231,608	5,412,679
DST Systems, Inc.†	77,308	6,963,132
Euronet Worldwide, Inc.*	2,062	103,182
Heartland Payment Systems, Inc.(a)	18,998	902,405
IAC/InterActiveCorp†	54,980	3,694,656
International Business Machines Corp.†	51,353	9,842,830
Intuit, Inc.†	104,438	8,560,783
j2 Global, Inc.(a)	32,760	1,602,619
Jack Henry & Associates, Inc.	1,075	62,726

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Leidos Holdings, Inc.†	118,094	$4,362,392
Liquidity Services, Inc.*(a)	200,494	2,704,664
ManTech International Corp., Class A†	55,006	1,485,162
NetScout Systems, Inc.*†	31,903	1,356,835
NeuStar, Inc., Class A*(a)	394,065	10,978,651
NIC, Inc.†	91,845	1,549,425
Oracle Corp.†	275,428	11,124,537
Paychex, Inc.†	166,276	6,818,979
Progress Software Corp.*†	64,140	1,486,765
PTC, Inc.*†	58,873	2,117,073
Rovi Corp.*†	146,068	3,413,609
Science Applications International Corp.†	78,528	3,280,115
SS&C Technologies Holdings, Inc.*	13,164	570,133
Stamps.com, Inc.*†	29,648	937,766
Sykes Enterprises, Inc.*	59,679	1,235,355
Symantec Corp.†	232,775	5,507,457
Take-Two Interactive Software, Inc.*†(a)	305,460	6,836,195
TeleTech Holdings, Inc.*†	43,935	1,209,531
Teradata Corp.*†	169,209	7,133,851
VeriSign, Inc.*†(a)	170,363	9,208,120
Virtusa Corp.*	42,604	1,332,653
Visa, Inc., Class A	37,777	7,971,325
Western Union Co. (The)†(a)	507,939	8,873,694
Xerox Corp.†	715,015	9,481,099

		217,950,492

Technology Hardware & Equipment — 14.7%
Anixter International, Inc.†	65,355	5,618,569
Apple, Inc.†	51,233	4,896,338
Arrow Electronics, Inc.*†	148,720	8,618,324
AVX Corp.†	14,054	191,134
Brocade Communications Systems, Inc.†	1,471,704	13,554,394
CDW Corp.†	180,295	5,569,313
Coherent, Inc.*†	2,520	148,453
CommScope Holding Co., Inc.*†	258,747	6,375,526
CTS Corp.†	17,134	297,960
Diebold, Inc.†	167,946	6,328,205
F5 Networks, Inc.*†	27,425	3,087,781
Fabrinet (Cayman Islands)*†	88,072	1,638,139
FLIR Systems, Inc.†	172,488	5,740,401
Harris Corp.†	96,117	6,561,908

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett-Packard Co.†	146,529	$5,217,898
Insight Enterprises, Inc.*†	101,308	2,661,361
InterDigital, Inc.†	100,305	4,422,447
IPG Photonics Corp.*(a)	76,281	5,137,525
Itron, Inc.*†(a)	88,903	3,198,730
Juniper Networks, Inc.*	366,284	8,622,325
Lexmark International, Inc., Class A†	13,185	633,276
Motorola Solutions, Inc.†	79,163	5,041,100
NetApp, Inc.†	144,611	5,616,691
Newport Corp.*†	56,524	978,430
Plexus Corp.*†	26,953	1,060,062
QLogic Corp.*†	136,025	1,237,828
QUALCOMM, Inc.†	158,391	11,673,417
Rogers Corp.*†	27,080	1,553,309
Ruckus Wireless, Inc.*	15,210	196,361
SanDisk Corp.†	90,693	8,317,455
Sanmina Corp.*†	112,244	2,614,163
ScanSource, Inc.*†	43,109	1,543,733
Tech Data Corp.*†	78,972	4,958,652
TTM Technologies, Inc.*	11,588	87,026
Universal Display Corp.*(a)	135,362	4,150,199
Vishay Intertechnology, Inc.†(a)	98,107	1,445,116
Western Digital Corp.†	14,457	1,443,242
Zebra Technologies Corp., Class A*†	14,946	1,196,726

		151,633,517

Telecommunication Services — 3.3%
Atlantic Tele-Network, Inc.†	26,310	1,539,398
BCE, Inc. (Canada)	24,525	1,110,492
Cincinnati Bell, Inc.*	291,438	1,110,379
Consolidated Communications Holdings, Inc.(a)	21,320	477,142
Frontier Communications Corp.(a)	2,342,866	15,345,772
Level 3 Communications, Inc.*	18,330	806,153
Premiere Global Services, Inc.*	2,893	37,898
Verizon Communications, Inc.†	160,451	8,089,939
Vonage Holdings Corp.*	97,616	339,704
Windstream Holdings, Inc.(a)	453,697	5,199,368

		34,056,245

Transportation — 6.4%
Alaska Air Group, Inc.†(a)	93,964	4,131,597
ArcBest Corp.†	86,985	2,760,034
CH Robinson Worldwide, Inc.†	19,842	1,338,541
Delta Air Lines, Inc.†	412,503	15,452,362

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	185,236	$7,998,490
Kirby Corp.*†	21,747	2,532,656
Knight Transportation, Inc.(a)	52,455	1,256,822
Landstar System, Inc.†	13,606	899,765
Matson, Inc.†	88,448	2,383,674
Norfolk Southern Corp.	84,922	8,633,171
Southwest Airlines Co.	314,474	8,893,325
Union Pacific Corp.†	19,862	1,952,633
United Parcel Service, Inc., Class B†	50,705	4,922,948
Werner Enterprises, Inc.†	127,355	3,130,386

		66,286,404

TOTAL COMMON STOCKS (Cost $1,727,466,046)		1,813,625,769

TOTAL LONG POSITIONS - 175.5%		1,813,625,769

(Cost $1,727,466,046)**
SHORT POSITIONS - (76.0)%
COMMON STOCKS — (76.0)%
Automobiles & Components — (0.7)%
American Axle & Manufacturing Holdings, Inc.*	(17,825)	$(327,802)
BorgWarner, Inc.	(2,770)	(172,433)
Cooper-Standard Holding, Inc.*	(11,630)	(721,060)
Fox Factory Holding Corp.*	(27,819)	(413,947)
Gentherm, Inc.*	(545)	(22,808)
Lear Corp.	(3,300)	(310,761)
Superior Industries International, Inc.	(5,354)	(100,173)
Tesla Motors, Inc.*	(20,012)	(4,468,680)
TRW Automotive Holdings Corp.*	(2,510)	(256,748)

		(6,794,412)

Capital Goods — (9.2)%
Actuant Corp., Class A	(68,316)	(2,205,240)
Alliant Techsystems, Inc.	(30,553)	(3,969,751)
Altra Industrial Motion Corp.	(32,544)	(1,020,254)
Apogee Enterprises, Inc.	(43,693)	(1,417,838)
Armstrong World Industries, Inc.*	(93,223)	(4,538,096)
Astec Industries, Inc.	(35,771)	(1,390,419)
Astronics Corp.*	(34,833)	(2,020,314)
AZZ, Inc.	(17,544)	(765,620)
B/E Aerospace, Inc.*	(13,940)	(1,186,852)
Babcock & Wilcox Co. (The)	(161,611)	(5,016,405)
Barnes Group, Inc.	(56,660)	(1,940,605)
Boeing Co. (The)	(17,502)	(2,108,641)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Chart Industries, Inc.*	(41,056)	$(3,122,309)
CLARCOR, Inc.	(70,835)	(4,201,224)
Cubic Corp.	(30,191)	(1,324,177)
Cummins, Inc.	(7,320)	(1,020,335)
DXP Enterprises, Inc.*	(6,788)	(482,152)
EnPro Industries, Inc.*	(41,904)	(2,867,066)
Esterline Technologies Corp.*	(2,288)	(248,362)
Fortune Brands Home & Security, Inc.	(29,274)	(1,106,264)
Franklin Electric Co., Inc.	(3,686)	(135,092)
HEICO Corp.	(1,617)	(79,492)
II-VI, Inc.*	(88,116)	(1,208,952)
ITT Corp.	(69,922)	(3,214,314)
Jacobs Engineering Group, Inc.*	(32,258)	(1,639,029)
Kennametal, Inc.	(89,112)	(3,767,655)
Lennox International, Inc.	(9,650)	(823,338)
Masonite International Corp. (Canada)*	(80,245)	(3,932,807)
MasTec, Inc.*	(85,335)	(2,320,259)
Middleby Corp. (The)*	(16,016)	(1,166,926)
MRC Global, Inc.*	(142,113)	(3,812,892)
Mueller Industries, Inc.	(49,784)	(1,385,489)
Navistar International Corp.*	(5,499)	(193,400)
NCI Building Systems, Inc.*	(103,629)	(1,736,822)
Nortek, Inc.*	(6,354)	(506,859)
Ply Gem Holdings, Inc.*	(46,151)	(384,438)
Powell Industries, Inc.	(14,328)	(836,898)
Power Solutions International, Inc.*	(27,828)	(1,699,734)
Proto Labs, Inc.*	(22,017)	(1,783,377)
Quanta Services, Inc.*	(51,681)	(1,730,797)
RBC Bearings, Inc.	(16,144)	(895,669)
Rush Enterprises, Inc., Class A*	(39,391)	(1,387,745)
Sensata Technologies Holding NV (Netherlands)*	(25,228)	(1,166,543)
Sun Hydraulics Corp.	(5,866)	(213,992)
TAL International Group, Inc.	(7,380)	(326,196)
Tennant Co.	(22,460)	(1,638,457)
Textainer Group Holdings Ltd. (Bermuda)	(13,369)	(488,904)
Titan International, Inc.	(179,708)	(2,681,243)
TransDigm Group, Inc.	(1,341)	(225,181)
Trex Co., Inc.*	(44,995)	(1,266,609)
Triumph Group, Inc.	(50,893)	(3,224,072)
URS Corp.	(67,708)	(3,877,637)
Wabtec Corp.	(34,473)	(2,781,282)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watts Water Technologies, Inc., Class A	(9,261)	$(541,398)

		(95,025,422)

Commercial & Professional Services — (2.3)%
Acacia Research Corp.	(102,853)	(1,754,672)
Advisory Board Co. (The)*	(68,660)	(3,442,612)
Civeo Corp.*	(93,841)	(2,383,561)
Covanta Holding Corp.	(44,228)	(903,136)
FTI Consulting, Inc.*	(96,865)	(3,580,130)
Healthcare Services Group, Inc.	(26,371)	(689,338)
Interface, Inc.	(121,149)	(1,920,212)
Kelly Services, Inc., Class A	(51,204)	(816,192)
Knoll, Inc.	(31,583)	(530,910)
Mistras Group, Inc.*	(26,492)	(559,511)
MSA Safety, Inc.	(22,031)	(1,140,765)
Paylocity Corp.*	(62,238)	(1,219,242)
RR Donnelley & Sons Co.	(117,971)	(2,047,977)
Stericycle, Inc.*	(4,943)	(581,544)
WageWorks, Inc.*	(58,159)	(2,427,557)

		(23,997,359)

Consumer Durables & Apparel — (4.5)%
Arctic Cat, Inc.	(2,096)	(74,618)
Brunswick Corp.	(28,085)	(1,132,668)
Callaway Golf Co.	(125,927)	(957,045)
Carter’s, Inc.	(55,118)	(4,219,834)
Crocs, Inc.*	(244,737)	(3,883,976)
DR Horton, Inc.	(111,933)	(2,317,013)
Gildan Activewear, Inc. (Canada)	(7,272)	(425,848)
Hasbro, Inc.	(39,459)	(1,971,372)
Hovnanian Enterprises, Inc., Class A*	(441,816)	(1,767,264)
Kate Spade & Co.*	(23,863)	(902,737)
KB Home	(270,130)	(4,403,119)
MDC Holdings, Inc.	(167,299)	(4,512,054)
Meritage Homes Corp.*	(125,164)	(4,793,781)
Mohawk Industries, Inc.*	(34,759)	(4,336,880)
Ryland Group, Inc. (The)	(72,715)	(2,334,152)
Standard Pacific Corp.*	(446,130)	(3,363,820)
Taylor Morrison Home Corp., Class A*	(106,179)	(1,887,863)
Tumi Holdings, Inc.*	(82,769)	(1,744,771)
Under Armour, Inc., Class A*	(19,425)	(1,296,619)
William Lyon Homes, Class A*	(16,622)	(409,234)

		(46,734,668)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (3.0)%
2U, Inc.*	(8,231)	$(115,728)
BJ’s Restaurants, Inc.*	(65,246)	(2,235,980)
Bob Evans Farms, Inc.	(102,358)	(4,863,029)
Carnival Corp. (Panama)	(453)	(16,408)
Chipotle Mexican Grill, Inc.*	(3,545)	(2,384,013)
Churchill Downs, Inc.	(21,902)	(1,894,523)
Chuy’s Holdings, Inc.*	(5,664)	(162,274)
ClubCorp Holdings, Inc.	(9,773)	(165,261)
International Speedway Corp., Class A	(13,510)	(409,623)
Life Time Fitness, Inc.*	(108,122)	(4,254,601)
LifeLock, Inc.*	(272,382)	(3,780,662)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(20,928)	(686,438)
Papa John’s International, Inc.	(24,641)	(1,027,283)
Pinnacle Entertainment, Inc.*	(58,796)	(1,281,753)
Red Robin Gourmet Burgers, Inc.*	(12,436)	(800,381)
Regis Corp.	(121,804)	(1,696,730)
Service Corp. International	(142,410)	(2,990,610)
Texas Roadhouse, Inc.	(40,429)	(1,005,874)
Zoe’s Kitchen, Inc.*	(30,668)	(889,679)

		(30,660,850)

Food & Staples Retailing — (1.9)%
Chefs’ Warehouse, Inc. (The)*	(35,193)	(618,341)
Costco Wholesale Corp.	(7,105)	(835,122)
Fresh Market, Inc. (The)*	(113,002)	(3,382,150)
Kroger Co. (The)	(26,171)	(1,281,856)
SpartanNash Co.	(68,542)	(1,436,640)
Sprouts Farmers Market, Inc.*	(125,678)	(3,834,436)
Susser Holdings Corp.*	(66,801)	(5,355,436)
United Natural Foods, Inc.*	(52,171)	(3,058,264)

		(19,802,245)

Food, Beverage & Tobacco — (2.4)%
Boston Beer Co., Inc. (The), Class A*	(8,294)	(1,827,998)
Boulder Brands, Inc.*	(161,402)	(1,831,913)
Darling Ingredients, Inc.*	(282,333)	(5,285,274)
Diamond Foods, Inc.*	(30,320)	(814,395)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(50,837)	(1,522,060)
Hain Celestial Group, Inc. (The)*	(21,527)	(1,840,559)
Post Holdings, Inc.*	(115,673)	(5,196,031)
SunOpta, Inc. (Canada)*	(22,146)	(273,725)
TreeHouse Foods, Inc.*	(20,511)	(1,507,558)
Universal Corp.	(49,459)	(2,568,406)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
WhiteWave Foods Co., Class A*	(68,822)	$(2,050,207)

		(24,718,126)

Health Care Equipment & Services — (6.8)%
Acadia Healthcare Co., Inc.*	(38,506)	(1,835,196)
Accuray, Inc.*	(99,198)	(780,688)
Adeptus Health, Inc., Class A*	(15,721)	(404,659)
Allscripts Healthcare Solutions, Inc.*	(189,728)	(3,020,470)
Baxter International, Inc.	(65,433)	(4,887,191)
BioScrip, Inc.*	(373,119)	(2,794,661)
Brookdale Senior Living, Inc.*	(8,057)	(279,175)
Capital Senior Living Corp.*	(51,424)	(1,267,087)
Cardiovascular Systems, Inc.*	(52,917)	(1,428,759)
Cerner Corp.*	(8,367)	(461,858)
Community Health Systems, Inc.*	(114,085)	(5,441,855)
Cooper Cos., Inc. (The)	(18,745)	(3,015,696)
Endologix, Inc.*	(42,218)	(597,385)
Envision Healthcare Holdings, Inc.*	(6,028)	(215,501)
ExamWorks Group, Inc.*	(15,524)	(547,842)
Haemonetics Corp.*	(23,210)	(825,580)
Hanger, Inc.*	(23,063)	(729,944)
HealthSouth Corp.	(35,573)	(1,363,513)
Healthways, Inc.*	(75,806)	(1,310,686)
Insulet Corp.*	(39,455)	(1,394,340)
Integra LifeSciences Holdings Corp.*	(3,838)	(181,998)
IPC The Hospitalist Co., Inc.*	(6,083)	(299,162)
K2M Group Holdings, Inc.*	(1,309)	(22,214)
LDR Holding Corp.*	(11,205)	(256,707)
LifePoint Hospitals, Inc.*	(24,893)	(1,785,326)
Medidata Solutions, Inc.*	(124,825)	(5,597,153)
Merit Medical Systems, Inc.*	(1,089)	(13,983)
MWI Veterinary Supply, Inc.*	(22,037)	(3,112,947)
National Healthcare Corp.	(1,863)	(102,390)
Neogen Corp.*	(48,760)	(2,128,862)
Novadaq Technologies, Inc. (Canada)*	(2,453)	(37,629)
NxStage Medical, Inc.*	(14,209)	(189,690)
Owens & Minor, Inc.	(24,262)	(802,830)
Patterson Cos., Inc.	(7,782)	(303,576)
Quidel Corp.*	(67,115)	(1,602,035)
Sirona Dental Systems, Inc.*	(59,522)	(4,773,664)
Spectranetics Corp.*	(170,377)	(4,370,170)
Staar Surgical Co.*	(85,799)	(1,104,233)
Tenet Healthcare Corp.*	(82,937)	(4,376,585)
Tornier NV (Netherlands)*	(91)	(1,886)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Volcano Corp.*	(193,234)	$(3,190,293)
Wright Medical Group, Inc.*	(40,856)	(1,259,182)
Zeltiq Aesthetics, Inc.*	(121,757)	(2,464,362)

		(70,578,963)

Household & Personal Products — (0.5)%
Elizabeth Arden, Inc.*	(122,122)	(2,519,377)
Revlon, Inc., Class A*	(15,846)	(483,303)
Spectrum Brands Holdings, Inc.	(26,365)	(2,198,841)

		(5,201,521)

Media — (2.7)%
AMC Networks, Inc., Class A*	(80,047)	(4,792,414)
Charter Communications, Inc., Class A*	(26,106)	(4,033,899)
Discovery Communications, Inc., Class A*	(979)	(83,421)
DreamWorks Animation SKG, Inc., Class A*	(36,087)	(721,740)
EW Scripps Co. (The), Class A*	(15,760)	(341,677)
Gray Television, Inc.*	(176,490)	(2,149,648)
Lions Gate Entertainment Corp. (Canada)	(10,255)	(315,854)
Madison Square Garden Co. (The), Class A*	(69,245)	(4,108,998)
National CineMedia, Inc.	(106,483)	(1,710,117)
Regal Entertainment Group, Class A	(14,125)	(274,873)
Rentrak Corp.*	(24,398)	(1,211,117)
Scholastic Corp.	(38,533)	(1,364,839)
SFX Entertainment, Inc.*	(201,613)	(1,381,049)
Sinclair Broadcast Group, Inc., Class A	(68,228)	(2,204,447)
Thomson Reuters Corp. (Canada)	(17,645)	(667,157)
World Wrestling Entertainment, Inc., Class A	(186,939)	(2,332,999)

		(27,694,249)

Pharmaceuticals, Biotechnology & Life Sciences — (10.3)%
ACADIA Pharmaceuticals, Inc.*	(71,985)	(1,459,136)
Acceleron Pharma, Inc.*	(38,286)	(1,134,031)
Achillion Pharmaceuticals, Inc.*	(32,379)	(221,796)
Actavis PLC (Ireland)*	—	(33)
Agios Pharmaceuticals, Inc.*	(84,570)	(3,408,171)
Albany Molecular Research, Inc.*	(107,346)	(2,043,868)
Alkermes PLC (Ireland)*	(41,905)	(1,791,858)
Anacor Pharmaceuticals, Inc.*	(105,550)	(1,757,408)
Arena Pharmaceuticals, Inc.*	(25,209)	(116,718)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
ARIAD Pharmaceuticals, Inc.*	(181,971)	$(1,048,153)
Arrowhead Research Corp.*	(116,980)	(1,479,797)
Auxilium Pharmaceuticals, Inc.*	(176,052)	(3,524,561)
AVANIR Pharmaceuticals, Inc.*	(620,184)	(3,231,159)
BioDelivery Sciences International, Inc.*	(172,308)	(2,196,927)
Bristol-Myers Squibb Co.	(6,334)	(320,627)
Cambrex Corp.*	(78,164)	(1,646,915)
Celldex Therapeutics, Inc.*	(214,107)	(2,802,661)
Cepheid*	(76,728)	(2,888,042)
Charles River Laboratories International, Inc.*	(8,192)	(444,088)
Clovis Oncology, Inc.*	(69,202)	(2,522,413)
Cubist Pharmaceuticals, Inc.*	(18,057)	(1,099,671)
Eli Lilly & Co.	(27,517)	(1,680,188)
Epizyme, Inc.*	(36,507)	(1,143,399)
Fluidigm Corp.*	(111,841)	(3,202,008)
Genomic Health, Inc.*	(14,005)	(356,847)
Halozyme Therapeutics, Inc.*	(187,976)	(1,830,886)
ImmunoGen, Inc.*	(241,896)	(2,607,639)
Incyte Corp.*	(21,590)	(1,027,036)
Infinity Pharmaceuticals, Inc.*	(3,178)	(28,888)
Insmed, Inc.*	(34,303)	(586,238)
Intercept Pharmaceuticals, Inc.*	(14,248)	(3,310,665)
Intrexon Corp.*	(67,752)	(1,496,642)
Isis Pharmaceuticals, Inc.*	(102,918)	(3,189,429)
Jazz Pharmaceuticals PLC (Ireland)*	(20,785)	(2,904,288)
Karyopharm Therapeutics, Inc.*	(39,006)	(1,353,118)
Kite Pharma, Inc.*	(172)	(4,042)
KYTHERA Biopharmaceuticals, Inc.* .	(35,307)	(1,185,609)
Lexicon Pharmaceuticals, Inc.*	(53,940)	(79,292)
Luminex Corp.*	(329)	(5,988)
Medivation, Inc.*	(15,737)	(1,168,157)
Momenta Pharmaceuticals, Inc.*	(201,600)	(2,145,024)
Mylan, Inc.*	(74,821)	(3,693,913)
Nektar Therapeutics*	(135,850)	(1,433,218)
Neurocrine Biosciences, Inc.*	(159,305)	(2,163,362)
Novavax, Inc.*	(702,319)	(3,041,041)
Ophthotech Corp.*	(32,942)	(1,286,715)
Orexigen Therapeutics, Inc.*	(234,959)	(1,172,445)
Perrigo Co. PLC (Ireland)	(32,510)	(4,891,129)
Portola Pharmaceuticals, Inc.*	(85,092)	(2,139,213)
PTC Therapeutics, Inc.*	(15,118)	(399,418)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Receptos, Inc.*	(83,209)	$(3,445,685)
Regeneron Pharmaceuticals, Inc.*	(1,745)	(551,804)
Relypsa, Inc.*	(66,229)	(1,497,438)
Revance Therapeutics, Inc.*	(23,283)	(714,322)
Salix Pharmaceuticals Ltd.*	(42,332)	(5,584,014)
Sangamo BioSciences, Inc.*	(38,309)	(455,111)
Synageva BioPharma Corp.*	(30,099)	(2,059,073)
TESARO, Inc.*	(49,656)	(1,428,107)
TherapeuticsMD, Inc.*	(272,044)	(1,262,284)
Theravance Biopharma, Inc. (Cayman Islands)*	(24,850)	(696,545)
Ultragenyx Pharmaceutical, Inc.*	(31,710)	(1,385,727)
Vertex Pharmaceuticals, Inc.*	(23,593)	(2,097,654)
Zafgen, Inc.*	(679)	(11,882)
Zoetis, Inc.	(317)	(10,432)
ZS Pharma, Inc.*	(9,188)	(257,356)

		(106,121,304)

Retailing — (5.3)%
Advance Auto Parts, Inc.	(42,052)	(5,092,918)
Amazon.com, Inc.*	(15,202)	(4,758,074)
American Eagle Outfitters, Inc.	(381,374)	(4,065,447)
Ascena Retail Group, Inc.*	(205,469)	(3,299,832)
CarMax, Inc.*	(11,762)	(574,103)
Expedia, Inc.	(44,548)	(3,538,002)
Express, Inc.*	(167,908)	(2,612,648)
Family Dollar Stores, Inc.	(8,659)	(647,260)
Genesco, Inc.*	(25,247)	(1,925,589)
Group 1 Automotive, Inc.	(12,824)	(947,950)
Groupon, Inc.*	(849,297)	(5,494,952)
JC Penney Co., Inc.*	(8,856)	(83,069)
LKQ Corp.*	(29,239)	(764,746)
Mattress Firm Holding Corp.*	(19,980)	(931,068)
Office Depot, Inc.*	(506,130)	(2,535,711)
Pep Boys-Manny Moe & Jack (The)*	(31,099)	(329,027)
Priceline Group, Inc. (The)*	(1,033)	(1,283,451)
Restoration Hardware Holdings, Inc.*	(37,116)	(3,035,718)
RetailMeNot, Inc.*	(36,051)	(881,807)
Select Comfort Corp.*	(100,911)	(2,038,402)
Shutterfly, Inc.*	(80,783)	(3,984,218)
Sonic Automotive, Inc., Class A	(107,107)	(2,604,842)
Stage Stores, Inc.	(25,849)	(465,799)
Stein Mart, Inc.	(47,169)	(612,254)
Tile Shop Holdings, Inc.*	(17,217)	(174,064)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TripAdvisor, Inc.*	(15,447)	$(1,464,993)
TrueCar, Inc.*	(13,781)	(187,008)

		(54,332,952)

Semiconductors & Semiconductor Equipment — (4.5)%
Advanced Energy Industries, Inc.*	(33,414)	(562,023)
Advanced Micro Devices, Inc.*	(953,916)	(3,729,812)
Applied Micro Circuits Corp.*	(181,707)	(1,517,253)
Avago Technologies Ltd. (Singapore)	(6,938)	(481,358)
Broadcom Corp., Class A	(49,834)	(1,906,649)
Cavium, Inc.*	(20,410)	(952,127)
Cree, Inc.*	(57,669)	(2,723,707)
Entegris, Inc.*	(208,237)	(2,392,643)
First Solar, Inc.*	(28,884)	(1,822,869)
GT Advanced Technologies, Inc.*	(343,044)	(4,747,729)
M/A-COM Technology Solutions Holdings, Inc.*	(30,676)	(610,452)
Micrel, Inc.	(46,831)	(489,852)
Microsemi Corp.*	(137,722)	(3,302,574)
PMC-Sierra, Inc.*	(411,796)	(2,771,387)
Power Integrations, Inc.	(23,328)	(1,255,746)
Spansion, Inc., Class A*	(104,111)	(1,974,986)
SunEdison, Inc.*	(237,455)	(4,749,100)
Synaptics, Inc.*	(63,291)	(4,571,509)
Tessera Technologies, Inc.	(4,512)	(114,650)
Ultratech, Inc.*	(106,169)	(2,514,082)
Veeco Instruments, Inc.*	(98,720)	(3,426,571)

		(46,617,079)

Software & Services — (12.7)%
A10 Networks, Inc.*	(94,452)	(1,020,082)
Adobe Systems, Inc.*	(54,815)	(3,788,265)
Akamai Technologies, Inc.*	(25,426)	(1,500,643)
AOL, Inc.*	(108,317)	(4,175,620)
Autodesk, Inc.*	(51,982)	(2,773,240)
Bankrate, Inc.*	(41,827)	(705,203)
Benefitfocus, Inc.*	(52,649)	(2,029,092)
Blackhawk Network Holdings, Inc., Class B*	(48,872)	(1,363,040)
Bottomline Technologies de, Inc.*	(62,575)	(1,771,498)
BroadSoft, Inc.*	(86,956)	(2,121,726)
Cadence Design Systems, Inc.*	(93,673)	(1,576,517)
Cardtronics, Inc.*	(12,093)	(466,306)
ChannelAdvisor Corp.*	(43,238)	(991,447)
CommVault Systems, Inc.*	(74,577)	(3,581,188)
Compuware Corp.	(12,285)	(111,794)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
comScore, Inc.*	(53,052)	$(1,919,952)
Concur Technologies, Inc.*	(15,760)	(1,465,050)
Convergys Corp.	(142,302)	(2,759,236)
CoreLogic, Inc.*	(153,006)	(4,161,763)
CoStar Group, Inc.*	(13,472)	(1,936,331)
Cvent, Inc.*	(83,126)	(2,270,171)
Dealertrack Technologies, Inc.*	(126,509)	(4,752,943)
Demandware, Inc.*	(12,353)	(744,145)
Ellie Mae, Inc.*	(91,100)	(2,616,392)
Envestnet, Inc.*	(77,952)	(3,399,487)
Equinix, Inc.*	(10,895)	(2,337,195)
FireEye, Inc.*	(74,896)	(2,658,808)
Forrester Research, Inc.	(190)	(7,349)
Fortinet, Inc.*	(115,619)	(2,838,446)
Global Payments, Inc.	(4,184)	(289,826)
Guidewire Software, Inc.*	(98,337)	(3,982,649)
Imperva, Inc.*	(76,599)	(1,698,200)
Infoblox, Inc.*	(219,219)	(2,656,934)
Interactive Intelligence Group, Inc.*	(59,469)	(2,698,109)
Jive Software, Inc.*	(165,043)	(1,307,141)
LinkedIn Corp., Class A*	(24,765)	(4,473,550)
Marketo, Inc.*	(143,311)	(3,919,556)
MICROS Systems, Inc.*	(10,007)	(676,773)
NetSuite, Inc.*	(32,423)	(2,733,583)
Nuance Communications, Inc.*	(290,273)	(5,277,163)
Pandora Media, Inc.*	(81,648)	(2,050,998)
Paycom Software, Inc.*	(21,691)	(277,211)
PROS Holdings, Inc.*	(42,952)	(1,100,430)
Qlik Technologies, Inc.*	(46,948)	(1,242,244)
Qualys, Inc.*	(7,811)	(186,605)
Rackspace Hosting, Inc.*	(36,259)	(1,098,285)
salesforce.com, Inc.*	(66,224)	(3,592,652)
ServiceNow, Inc.*	(415)	(24,402)
Shutterstock, Inc.*	(60,961)	(4,751,300)
Silver Spring Networks, Inc.*	(71,927)	(768,180)
Splunk, Inc.*	(40,665)	(1,912,068)
SPS Commerce, Inc.*	(6,834)	(364,594)
Synchronoss Technologies, Inc.*	(76,486)	(3,090,799)
Synopsys, Inc.*	(50,171)	(1,894,959)
Tangoe, Inc.*	(11,156)	(153,953)
TIBCO Software, Inc.*	(38,955)	(751,831)
Twitter, Inc.*	(21,783)	(984,374)
Tyler Technologies, Inc.*	(3,668)	(332,798)
Vantiv, Inc., Class A*	(64,515)	(2,114,802)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Varonis Systems, Inc.*	(33,983)	$(716,362)
Verint Systems, Inc.*	(73,025)	(3,427,793)
VMware, Inc., Class A*	(4,388)	(435,992)
WebMD Health Corp.*	(85,646)	(4,267,740)
Xoom Corp.*	(32,304)	(699,705)
Yelp, Inc.*	(4,978)	(334,322)
Zendesk, Inc.*	(73,531)	(1,278,704)
Zillow, Inc., Class A*	(9,408)	(1,350,330)

		(130,759,846)

Technology Hardware & Equipment — (4.9)%
ARRIS Group, Inc.*	(64,484)	(2,203,418)
Aruba Networks, Inc.*	(180,159)	(3,217,640)
Belden, Inc.	(7,398)	(502,324)
Benchmark Electronics, Inc.*	(97,950)	(2,365,493)
BlackBerry Ltd. (Canada)*	(91,638)	(854,983)
Celestica, Inc. (Canada)*	(2,023)	(21,707)
Cognex Corp.*	(91,805)	(3,762,169)
Cray, Inc.*	(150,567)	(3,993,037)
Electronics For Imaging, Inc.*	(93,137)	(4,104,548)
FARO Technologies, Inc.*	(30,095)	(1,523,710)
Finisar Corp.*	(191,554)	(3,779,360)
Infinera Corp.*	(15,589)	(143,419)
Ingram Micro, Inc., Class A*	(28,576)	(820,131)
Jabil Circuit, Inc.	(34,947)	(697,542)
JDS Uniphase Corp.*	(132,417)	(1,571,790)
Knowles Corp.*	(32,633)	(948,968)
Littelfuse, Inc.	(31,119)	(2,704,863)
Measurement Specialties, Inc.*	(22,957)	(1,974,072)
MTS Systems Corp.	(24,986)	(1,649,076)
NETGEAR, Inc.*	(12,402)	(388,307)
Nimble Storage, Inc.*	(121,168)	(3,135,828)
OSI Systems, Inc.*	(3,406)	(225,818)
Polycom, Inc.*	(15,242)	(195,402)
Rofin-Sinar Technologies, Inc.*	(11,766)	(256,852)
Sierra Wireless, Inc. (Canada)*	(53,674)	(1,019,269)
Sonus Networks, Inc.*	(124,304)	(438,793)
Stratasys Ltd. (Isreal)*	(26,823)	(2,696,784)
Super Micro Computer, Inc.*	(9,720)	(254,372)
SYNNEX Corp.*	(70,455)	(4,544,348)
Ubiquiti Networks, Inc.*	(1,998)	(76,384)
ViaSat, Inc.*	(12,791)	(747,890)

		(50,818,297)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.1)%
8X8, Inc.*	(337,029)	$(2,723,194)
Cogent Communications Holdings, Inc.	(11,298)	(392,154)
Iridium Communications, Inc.*	(80,901)	(661,770)
RingCentral, Inc., Class A*	(79,613)	(1,188,622)
Shenandoah Telecommunications Co.	(6,916)	(191,642)
T-Mobile US, Inc.*	(34,385)	(1,132,642)
tw telecom, Inc.*	(110,207)	(4,489,833)
United States Cellular Corp.*	(28,537)	(1,115,511)

		(11,895,368)

Transportation — (3.2)%
Allegiant Travel Co.	(3,720)	(438,067)
Atlas Air Worldwide Holdings, Inc.*	(53,983)	(1,847,298)
Celadon Group, Inc.	(9,152)	(194,388)
Con-way, Inc.	(12,192)	(601,675)
Forward Air Corp.	(42)	(1,880)
Genesee & Wyoming, Inc., Class A*	(12,120)	(1,208,728)
Heartland Express, Inc.	(110,334)	(2,476,998)
Hub Group, Inc., Class A*	(48,567)	(2,242,824)
JB Hunt Transport Services, Inc.	(42,174)	(3,258,363)
Kansas City Southern	(16,224)	(1,769,389)
Marten Transport Ltd.	(20,585)	(416,640)
Roadrunner Transportation Systems, Inc.*	(76,087)	(1,912,827)
Ryder System, Inc.	(32,571)	(2,805,340)
Saia, Inc.*	(81,392)	(3,715,545)
Spirit Airlines, Inc.*	(25,969)	(1,698,892)
Universal Truckload Services, Inc.	(16,832)	(408,849)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
UTi Worldwide, Inc. (British Virgin Islands)	(430,697)	$(4,074,394)
Wesco Aircraft Holdings, Inc.*	(105,459)	(1,998,448)
XPO Logistics, Inc.*	(74,610)	(2,304,703)

		(33,375,248)

TOTAL COMMON STOCK (Proceeds $794,953,137)		(785,127,909)

TOTAL SECURITES SOLD SHORT - (76.0)%		(785,127,909)

(Proceeds $794,953,137)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		4,771,705

NET ASSETS - 100.0%		$1,033,269,565

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,727,466,046

Gross unrealized appreciation	$135,602,736
Gross unrealized depreciation	(49,443,013)

Net unrealized depreciation	$86,159,723

(a)	All or portion of the security is on loan. At July 31, 2014, the market value of securities on loan was $220,191,301.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 122.2%
COMMON STOCKS — 122.2%
Automobiles & Components — 3.1%
Cooper Tire & Rubber Co.†	52,959	$1,529,986
Dana Holding Corp.†	166,059	3,716,400
Drew Industries, Inc.†	13,546	609,570
Federal-Mogul Holdings Corp.*†	23,164	369,234
Gentex Corp.†	108,509	3,135,910
Goodyear Tire & Rubber Co. (The)†	1,122	28,241
Harley-Davidson, Inc.†	35,662	2,204,625
Johnson Controls, Inc.†	1,682	79,458
Magna International, Inc. (Canada)	4,585	492,429
Modine Manufacturing Co.*†	36,294	499,768
Remy International, Inc.†(a)	4,984	110,545
Standard Motor Products, Inc.†	13,175	474,959
Tenneco, Inc.*†	9,954	634,070
Tower International, Inc.*†	26,671	840,137
Winnebago Industries, Inc.*†	3,594	84,459

		14,809,791

Capital Goods — 15.8%
AAON, Inc.	24,076	472,361
AAR Corp.†	13,684	368,100
Aegion Corp.*†	31,833	729,294
Aerovironment, Inc.*†	12,446	391,925
Alamo Group, Inc.†	187	8,888
Alliant Techsystems, Inc.†	8	1,039
Altra Industrial Motion Corp.†	16	502
AO Smith Corp.†	18,175	848,772
Beacon Roofing Supply, Inc.*†	21,862	604,266
Blount International, Inc.*†	30,512	398,487
Briggs & Stratton Corp.†	59,271	1,086,437
Carlisle Cos., Inc.†	29,496	2,360,270
Caterpillar, Inc.†	5,952	599,664
Chicago Bridge & Iron Co. NV (Netherlands)†	77,765	4,613,020
CIRCOR International, Inc.†	12,667	910,377
Crane Co.	3,820	262,090
Curtiss-Wright Corp.†	32,572	2,068,648
Danaher Corp.†	24,008	1,773,711
Dover Corp.†	462	39,621
EMCOR Group, Inc.†	35,228	1,441,882
Emerson Electric Co.†	798	50,793
EnerSys, Inc.†	19,485	1,235,934
Engility Holdings, Inc.*†	19,372	669,496
ESCO Technologies, Inc.†	15,925	534,284
Federal Signal Corp.†	47,510	686,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Cable Corp.†	20,938	$465,452
Gorman-Rupp Co. (The)†	1,153	33,414
Greenbrier Cos, Inc. (The)(a)	7,315	471,452
Huntington Ingalls Industries, Inc.†	39,674	3,607,160
Hyster-Yale Materials Handling, Inc.†	5,413	433,581
IDEX Corp.†	14,913	1,130,704
Illinois Tool Works, Inc.†	56,007	4,613,297
John Bean Technologies Corp.†	15,134	394,241
Joy Global, Inc.(a)	33,412	1,979,995
Kaman Corp.	3,270	130,833
Lincoln Electric Holdings, Inc.†	20,781	1,380,690
Lockheed Martin Corp.†	7,334	1,224,558
Manitowoc Co., Inc. (The)†	2,556	67,887
Masco Corp.†	171,277	3,562,562
Meritor, Inc.*	12,690	159,513
Moog, Inc., Class A*†	9,817	648,118
MSC Industrial Direct Co., Inc., Class A†	25,600	2,183,424
Mueller Water Products, Inc., Class A†	115,282	893,435
Northrop Grumman Corp.†	85	10,478
NOW, Inc.*†(a)	96,926	3,120,048
Orbital Sciences Corp.*†	63,517	1,630,481
Parker Hannifin Corp.†	26,661	3,064,682
Pentair PLC (Ireland)†	59,020	3,781,411
Polypore International, Inc.*(a)	21,748	937,339
Raytheon Co.	6,122	555,694
Rockwell Automation, Inc.	5,455	609,105
Roper Industries, Inc.†	13,242	1,907,775
Simpson Manufacturing Co., Inc.†	23,117	702,988
SPX Corp.†	39,720	3,937,444
Standex International Corp.†	10,867	716,679
Teledyne Technologies, Inc.*†	11,983	1,092,850
Thermon Group Holdings, Inc.*†	206	5,022
Timken Co. (The)†	29,753	1,318,058
Toro Co. (The)†	15,047	892,739
Universal Forest Products, Inc.	7,062	309,174
USG Corp.*†(a)	79,181	2,094,337
Valmont Industries, Inc.†	3,157	459,754
Wabash National Corp.*	20,309	276,405
Watsco, Inc.†	193	17,287
WESCO International, Inc.*†	36,136	2,836,315
WW Grainger, Inc.†	4,035	948,830

		76,762,060

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 7.4%
ACCO Brands Corp.*†	83,633	$553,650
Brink’s Co. (The)†	74,319	1,994,722
Cintas Corp.†	18,949	1,186,207
Copart, Inc.*†	18,320	611,522
Deluxe Corp.†	11,914	655,389
Dun & Bradstreet Corp. (The)†	5,722	629,592
Exponent, Inc.†	3,823	271,739
G & K Services, Inc., Class A†	13,405	644,646
Herman Miller, Inc.†	3,947	115,410
HNI Corp.	9,326	329,581
Huron Consulting Group, Inc.*†	18,229	1,101,761
ICF International, Inc.*†	73	2,524
Kimball International, Inc., Class B†	11,706	184,604
Korn Ferry International*†	43,223	1,271,621
Manpowergroup, Inc.†	59,505	4,634,844
Navigant Consulting, Inc.*†	19,572	319,415
On Assignment, Inc.*†	39,162	1,057,766
Pitney Bowes, Inc.	131,407	3,555,873
Quad/Graphics, Inc.†	25,426	536,997
Republic Services, Inc.	20,977	795,658
Robert Half International, Inc.	3,892	189,346
Rollins, Inc.	2,596	73,493
RPX Corp.*†	3,169	49,436
Steelcase, Inc., Class A†	72,425	1,093,617
Team, Inc.*†	7,970	315,692
Tetra Tech, Inc.†	818	19,861
Towers Watson & Co., Class A†	40,858	4,168,333
TrueBlue, Inc.*†	17,804	480,530
Tyco International Ltd. (Switzerland)	73,895	3,188,569
UniFirst Corp.†	10,448	1,015,650
United Stationers, Inc.†	25,152	970,364
US Ecology, Inc.	7,303	330,534
Waste Connections, Inc.†	4,041	191,301
Waste Management, Inc.†	64,968	2,916,414
West Corp.†	21,428	552,200

		36,008,861

Consumer Durables & Apparel — 6.8%
Cavco Industries, Inc.*†	4,963	354,309
Coach, Inc.†	77,721	2,686,038
Columbia Sportswear Co.†(a)	13,237	989,598
Deckers Outdoor Corp.*†	33,468	2,962,253
Ethan Allen Interiors, Inc.†	31,759	727,916
Fossil Group, Inc.*†	29,148	2,856,504
Garmin Ltd. (Switzerland)	39,570	2,177,933

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
G-III Apparel Group Ltd.*†	160	$12,427
Iconix Brand Group, Inc.*†(a)	55,743	2,354,027
La-Z-Boy, Inc.†	66,370	1,396,425
Newell Rubbermaid, Inc.	14,843	482,101
NVR, Inc.*†	3,132	3,528,073
Oxford Industries, Inc.	763	45,452
PulteGroup, Inc.†	107,990	1,906,023
PVH Corp.†	8,598	947,328
Smith & Wesson Holding Corp.*(a)	84,219	1,040,105
Steven Madden, Ltd.*†	25,175	801,824
Sturm Ruger & Co., Inc.(a)	29,477	1,472,671
Tupperware Brands Corp.†	31,111	2,264,259
Universal Electronics, Inc.*†	11,840	563,939
Vera Bradley, Inc.*(a)	67,506	1,338,644
Wolverine World Wide, Inc.†(a)	83,857	2,034,371

		32,942,220

Consumer Services — 4.8%
American Public Education, Inc.*†	18,276	652,453
Boyd Gaming Corp.*†(a)	146,572	1,612,292
Brinker International, Inc.†	20,808	933,031
Capella Education Co.†	8,813	563,679
DeVry Education Group, Inc.†	43,528	1,739,814
DineEquity, Inc.†	16,440	1,332,462
Graham Holdings Co., Class B†	42	28,801
Hillenbrand, Inc.†	33,131	995,587
Interval Leisure Group, Inc.†(a)	40,348	854,571
Jack in the Box, Inc.†	40,456	2,313,679
K12, Inc.*†(a)	11,705	272,844
Las Vegas Sands Corp.†	48,006	3,545,243
McDonald’s Corp.†	19,721	1,864,818
Multimedia Games Holding Co., Inc.*†	15,114	364,550
Royal Caribbean Cruises, Ltd. (Liberia)†	25,963	1,548,693
Speedway Motorsports, Inc.†	4,289	74,800
Strayer Education, Inc.*(a)	2,546	131,934
Weight Watchers International, Inc.(a)	83,280	1,806,343
Wyndham Worldwide Corp.	6,913	522,277
Yum! Brands, Inc.†	32,732	2,271,601

		23,429,472

Food & Staples Retailing — 2.4%
PriceSmart, Inc.(a)	3,390	278,997
Rite Aid Corp.*†	487,381	3,260,579
SUPERVALU, Inc.*†	353,408	3,240,751

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	75,121	$2,681,068
Wal-Mart Stores, Inc.†	30,010	2,208,136
Weis Markets, Inc.†	3,069	130,924

		11,800,455

Food, Beverage & Tobacco — 9.5%
Altria Group, Inc.†	46,648	1,893,909
Archer-Daniels-Midland Co.†	13,044	605,242
B&G Foods, Inc.†	15,469	434,215
Bunge, Ltd. (Bermuda)	15,257	1,202,862
Campbell Soup Co.†(a)	46,057	1,915,511
ConAgra Foods, Inc.†	145,637	4,388,043
Cott Corp. (Canada)†	43,538	299,106
Dr Pepper Snapple Group, Inc.†	74,605	4,383,790
General Mills, Inc.†	47,650	2,389,647
Hillshire Brands Co. (The)†	3,121	195,905
Ingredion, Inc.†	30,230	2,225,835
Kellogg Co.†	21,749	1,301,243
Keurig Green Mountain, Inc.†	8,554	1,020,321
Kraft Foods Group, Inc.	14,423	772,856
Lancaster Colony Corp.†	2,408	210,339
Monster Beverage Corp.*†	68,647	4,390,662
National Beverage Corp.*†	3,931	67,377
Philip Morris International, Inc.†	42,590	3,492,806
Pilgrim’s Pride Corp.*†	129,904	3,632,116
Reynolds American, Inc.	26,841	1,499,070
Sanderson Farms, Inc.†(a)	42,040	3,829,424
Snyder’s-Lance, Inc.	348	8,634
Tyson Foods, Inc., Class A†	99,974	3,720,033
Vector Group, Ltd.	113,803	2,336,376

		46,215,322

Health Care Equipment & Services — 8.4%
Align Technology, Inc.*†	29,240	1,585,100
AMN Healthcare Services, Inc.*†	22,587	295,890
Analogic Corp.†	12,078	868,529
Anika Therapeutics, Inc.*†	46,582	1,959,239
Becton Dickinson and Co.†	8,845	1,028,143
Cantel Medical Corp.	447	14,988
Cardinal Health, Inc.†	20,030	1,435,149
Chemed Corp.	589	59,990
Computer Programs & Systems, Inc.†	11,396	750,085
CONMED Corp.†	12,894	502,866
CorVel Corp.*†	6,070	244,500
CR Bard, Inc.	10,361	1,546,172

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita HealthCare Partners, Inc.*†	9,488	$668,335
DENTSPLY International, Inc.†	8,170	379,251
Edwards Lifesciences Corp.*†	42,690	3,852,772
Ensign Group, Inc. (The)†	15,693	516,770
Express Scripts Holding Co.*†	34,898	2,430,646
Globus Medical, Inc., Class A*†	75,629	1,686,527
Greatbatch, Inc.*†	20,432	1,011,588
Hill-Rom Holdings, Inc.†	15,739	620,117
Hologic, Inc.*†	36,018	938,989
ICU Medical, Inc.*†	15,720	915,690
Kindred Healthcare, Inc.†	51,977	1,242,250
Laboratory Corp. of America Holdings*†	12,857	1,333,142
MEDNAX, Inc.*†	8,787	520,015
Medtronic, Inc.†	23,402	1,444,839
Natus Medical, Inc.*†	42,925	1,234,952
Omnicare, Inc.†	38,647	2,415,437
PharMerica Corp.*†	38,383	1,035,957
Quality Systems, Inc.†	71,013	1,101,412
Quest Diagnostics, Inc.†(a)	10,354	632,629
ResMed, Inc.(a)	1,360	70,366
Select Medical Holdings Corp.†	5,181	80,513
STERIS Corp.†	2,456	124,961
Teleflex, Inc.†	8,975	966,966
Thoratec Corp.*†	65,175	2,118,188
Universal Health Services, Inc., Class B†	18,402	1,961,653
Zimmer Holdings, Inc.†	9,035	904,132

		40,498,748

Household & Personal Products — 3.1%
Avon Products, Inc.†	340,894	4,499,801
Church & Dwight Co., Inc.†	37,541	2,409,381
Clorox Co. (The)†	4,183	363,377
Energizer Holdings, Inc.†	38,406	4,407,473
Kimberly-Clark Corp.†	22,363	2,322,845
Procter & Gamble Co. (The)†	14,164	1,095,160

		15,098,037

Media — 2.9%
Clear Channel Outdoor Holdings, Inc., Class A†	16,520	124,726
Crown Media Holdings, Inc., Class A*†(a)	10,312	34,855
Cumulus Media, Inc., Class A*†	435	2,253
DIRECTV*†	33,922	2,918,988

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Loral Space & Communications, Inc.*†	13,015	$940,984
New York Times Co. (The), Class A†	122,582	1,531,049
Omnicom Group, Inc.†	50,312	3,521,337
Shaw Communications, Inc., Class B (Canada)	3,110	76,226
Starz, Class A*†	92,381	2,633,782
Time Warner, Inc.†	19,849	1,647,864
Time, Inc.*	7,793	187,811
Viacom, Inc., Class B	5,144	425,254

		14,045,129

Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
AbbVie, Inc.†	41,365	2,165,044
Acorda Therapeutics, Inc.*(a)	9,267	271,245
Biogen Idec, Inc.*†	4,426	1,480,010
Covance, Inc.*†	27,630	2,318,710
Depomed, Inc.*†	98,778	982,841
Emergent Biosolutions, Inc.*†	2,931	64,482
Gilead Sciences, Inc.*†	56,374	5,161,040
Johnson & Johnson†	29,404	2,943,046
Lannett Co., Inc.*†(a)	6,655	223,675
Ligand Pharmaceuticals, Inc.*†	24,903	1,224,481
Medicines Co. (The)*†	27,644	646,040
Myriad Genetics, Inc.*(a)	57,015	2,058,241
Nordion, Inc. (Canada)*	1,037	13,440
PDL BioPharma, Inc.(a)	212,105	1,989,545
Pfizer, Inc.†	158,916	4,560,889
Phibro Animal Health Corp., Class A†	8,846	167,720
Prestige Brands Holdings, Inc.*†	17,375	535,150
Questcor Pharmaceuticals, Inc.(a)	24,292	2,185,551
United Therapeutics Corp.*†	56,268	5,117,012

		34,108,162

Retailing — 13.4%
Abercrombie & Fitch Co., Class A†	70,022	2,754,665
AutoZone, Inc.*	827	427,584
Barnes & Noble, Inc.*†	15,723	327,353
Best Buy Co., Inc.†	41,492	1,233,557
Big Lots, Inc.†	31,260	1,367,625
Brown Shoe Co., Inc.	6,109	172,213
Buckle, Inc. (The)(a)	42,002	1,869,089
Burlington Stores, Inc.*†	5,501	180,048
Cato Corp. (The), Class A†	19,606	605,041
Core-Mark Holding Co., Inc.†	17,178	810,802
Dillard’s, Inc., Class A†	9,027	1,076,199

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar General Corp.*†	60,966	$3,367,152
Dollar Tree, Inc.*†	51,810	2,822,091
DSW, Inc., Class A†	110,398	2,935,483
Finish Line, Inc. (The), Class A†	75,352	1,981,004
Foot Locker, Inc.†	18,703	888,954
GameStop Corp., Class A(a)	4,959	208,129
Genuine Parts Co.†	13,174	1,091,071
GNC Holdings, Inc., Class A†	76,178	2,499,400
Guess?, Inc.†(a)	86,545	2,251,035
Haverty Furniture Cos., Inc.†	15,043	334,406
Home Depot, Inc. (The)†	8,468	684,638
Kohl’s Corp.†	43,051	2,304,951
Lands’ End, Inc.*(a)	45,040	1,584,958
Lowe’s Cos., Inc.†	49,491	2,368,144
Macy’s, Inc.	483	27,913
Michaels Cos., Inc. (The)*†(a)	25,417	383,288
Monro Muffler Brake, Inc.†(a)	13,879	704,914
Murphy USA, Inc.*†	47,269	2,336,034
O’Reilly Automotive, Inc.*†	10,247	1,537,050
Outerwall, Inc.*(a)	71,144	3,914,343
Pier 1 Imports, Inc.†(a)	140,346	2,113,611
Ross Stores, Inc.†	57,043	3,673,569
Sally Beauty Holdings, Inc.*†	91,655	2,378,447
Staples, Inc.†(a)	114,370	1,325,548
Tiffany & Co.	6,452	629,780
TJX Cos., Inc. (The)†	70,657	3,765,312
Tractor Supply Co.†	26,531	1,649,432
Ulta Salon Cosmetics & Fragrance, Inc.*†	10,908	1,007,136
Urban Outfitters, Inc.*†	8,516	304,277
Vitamin Shoppe, Inc.*†	49,356	2,105,033
Zumiez, Inc.*†	38,023	1,058,941

		65,060,220

Semiconductors & Semiconductor Equipment — 6.7%
Altera Corp.	62,278	2,037,736
Brooks Automation, Inc.†	28,729	292,461
Cabot Microelectronics Corp.*†	70	2,813
Cirrus Logic, Inc.*†	87,684	1,966,752
Diodes, Inc.*†	37,221	949,135
Fairchild Semiconductor International, Inc.*†	214,699	3,267,719
Integrated Device Technology, Inc.*	50,609	726,745
International Rectifier Corp.*†	41,605	1,033,468
Intersil Corp., Class A†	165,649	2,125,277

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lattice Semiconductor Corp.*†	179,947	$1,230,837
Microchip Technology, Inc.(a)	47,177	2,123,909
MKS Instruments, Inc.†	16,195	514,677
NVIDIA Corp.†	124,521	2,179,117
OmniVision Technologies, Inc.*†(a)	139,109	3,116,042
RF Micro Devices, Inc.*	142,515	1,590,467
Semtech Corp.*†	57,471	1,283,327
Skyworks Solutions, Inc.†	71,694	3,639,187
Teradyne, Inc.	26,969	491,375
Texas Instruments, Inc.†	79,752	3,688,530

		32,259,574

Software & Services — 14.4%
Accenture PLC, Class A (Ireland)†	31,430	2,491,770
ACI Worldwide, Inc.*†	85,735	1,606,674
Activision Blizzard, Inc.†	14,847	332,276
Acxiom Corp.*†	89,517	1,639,951
Advent Software, Inc.	3,610	117,181
Amdocs, Ltd. (Channel Islands)†	64,643	2,930,914
ANSYS, Inc.*†	8,301	638,679
AVG Technologies NV (Netherlands)*	17,066	290,122
Blackbaud, Inc.	2,051	75,292
Blackhawk Network Holdings, Inc., Class B*†	15	418
Booz Allen Hamilton Holding Corp.†	89,839	1,998,019
Broadridge Financial Solutions, Inc.†	57,711	2,329,793
CA, Inc.†	85,759	2,476,720
CACI International, Inc., Class A*†(a)	21,368	1,474,178
CGI Group, Inc., Class A (Canada)*	4,480	160,742
Computer Sciences Corp.†	67,395	4,204,774
Comverse, Inc.*†	665	17,077
Conversant, Inc.*†(a)	63,565	1,485,514
DST Systems, Inc.†	34,601	3,116,512
Euronet Worldwide, Inc.*	1,124	56,245
IAC/InterActiveCorp.†	13,204	887,309
International Business Machines Corp.†	18,068	3,463,094
Intuit, Inc.†	37,181	3,047,727
j2 Global, Inc.†(a)	20,753	1,015,237
Jack Henry & Associates, Inc.	269	15,696
Leidos Holdings, Inc.†	43,248	1,597,581
ManTech International Corp., Class A†	23,406	631,962
NetScout Systems, Inc.*†	14,677	624,213
NeuStar, Inc., Class A*(a)	133,053	3,706,857

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NIC, Inc.†	42,641	$719,354
Oracle Corp.†	90,646	3,661,192
Paychex, Inc.†	52,520	2,153,845
Progress Software Corp.*†	29,483	683,416
PTC, Inc.*†	20,364	732,289
Rovi Corp.*†	64,174	1,499,746
Science Applications International Corp.†	36,458	1,522,851
SS&C Technologies Holdings, Inc.*†	9,515	412,095
Stamps.com, Inc.*†	2,920	92,360
Sykes Enterprises, Inc.*†	27,162	562,253
Symantec Corp.†	15,135	358,094
Take-Two Interactive Software, Inc.*†(a)	102,056	2,284,013
TeleTech Holdings, Inc.*†	20,140	554,454
Teradata Corp.*†	61,703	2,601,398
VeriSign, Inc.*†(a)	57,877	3,128,252
Virtusa Corp.*†	19,607	613,307
Visa, Inc., Class A	12,174	2,568,836
Western Union Co. (The)†	104,906	1,832,708
Xerox Corp.†	105,208	1,395,058

		69,808,048

Technology Hardware & Equipment — 9.9%
Anixter International, Inc.†	25,074	2,155,612
Apple, Inc.†	5,426	518,563
Arrow Electronics, Inc.*†	46,467	2,692,763
AVX Corp.†	10,310	140,216
Brocade Communications Systems, Inc.†	472,613	4,352,766
CDW Corp.†	78,510	2,425,174
Coherent, Inc.*†	1,170	68,925
CommScope Holding Co., Inc.*†	114,022	2,809,502
CTS Corp.†	4,711	81,924
Diebold, Inc.†(a)	68,079	2,565,217
F5 Networks, Inc.*	6,943	781,712
Fabrinet (Cayman Islands)*†	31,145	579,297
FLIR Systems, Inc.†	73,891	2,459,092
Harris Corp.†	36,245	2,474,446
Hewlett-Packard Co.†	31,549	1,123,460
Insight Enterprises, Inc.*†	36,457	957,725
InterDigital, Inc.†	15,241	671,976
IPG Photonics Corp.*(a)	26,468	1,782,620
Itron, Inc.*†	40,110	1,443,158
Juniper Networks, Inc.*†	108,153	2,545,922

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Lexmark International, Inc., Class A†	2,537	$121,852
Methode Electronics, Inc.†	6,736	215,417
Motorola Solutions, Inc.†	24,985	1,591,045
NetApp, Inc.†	56,588	2,197,878
Newport Corp.*†	22,912	396,607
Plexus Corp.*†	3,848	151,342
QLogic Corp.*†	33,099	301,201
QUALCOMM, Inc.†	49,097	3,618,449
Rogers Corp.*†	10,634	609,966
Ruckus Wireless, Inc.*	9,849	127,151
SanDisk Corp.†(a)	22,029	2,020,280
Sanmina Corp.*†	36,261	844,519
ScanSource, Inc.*†	17,378	622,306
Tech Data Corp.*†	30,332	1,904,546
TTM Technologies, Inc.*†	8,202	61,597
Vishay Intertechnology, Inc.†	40,085	590,452
Western Digital Corp.†	6	599
Zebra Technologies Corp., Class A*†	467	37,393

		48,042,670

Telecommunication Services — 1.9%
Atlantic Tele-Network, Inc.†	10,373	606,924
BCE, Inc. (Canada)	12,549	568,219
Cincinnati Bell, Inc.*†	131,669	501,659
Frontier Communications Corp.(a)	460,445	3,015,915
Level 3 Communications, Inc.*	8,057	354,347
Premiere Global Services, Inc.*†	1,969	25,794
Verizon Communications, Inc.†	61,543	3,102,998
Vonage Holdings Corp.*†	70,958	246,934
Windstream Holdings, Inc.(a)	49,530	567,614

		8,990,404

Transportation — 4.6%
Alaska Air Group, Inc.†	32,325	1,421,330
ArcBest Corp.†	34,403	1,091,607
Delta Air Lines, Inc.†	140,848	5,276,166
Expeditors International of Washington, Inc.†	60,957	2,632,123
Knight Transportation, Inc.†	24,134	578,251
Landstar System, Inc.†	4,943	326,881
Matson, Inc.†	36,697	988,984
Norfolk Southern Corp.†	29,468	2,995,717
Southwest Airlines Co.†	103,949	2,939,678
Union Pacific Corp.†	11,096	1,090,848
United Parcel Service, Inc., Class B†	18,736	1,819,078

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.†	47,478	$1,167,009

		22,327,672

TOTAL COMMON STOCKS (Cost $597,497,304)		592,206,845

TOTAL LONG POSITIONS - 122.2%		592,206,845

(Cost $597,497,304)**

SHORT POSITIONS - (97.0)%
COMMON STOCKS — (97.0)%
Automobiles & Components — (1.0)%
American Axle & Manufacturing Holdings, Inc.*	(16,266)	(299,132)
BorgWarner, Inc.	(4,454)	(277,262)
Cooper-Standard Holding, Inc.*	(5,399)	(334,738)
Fox Factory Holding Corp.*	(9,088)	(135,229)
Gentherm, Inc.*	(2,985)	(124,922)
Lear Corp.	(4,399)	(414,254)
Superior Industries International, Inc.	(3,547)	(66,364)
Tesla Motors, Inc.*	(12,543)	(2,800,852)
TRW Automotive Holdings Corp.*	(2,339)	(239,256)

		(4,692,009)

Capital Goods — (11.1)%
Actuant Corp., Class A	(46,428)	(1,498,696)
Apogee Enterprises, Inc.	(21,189)	(687,583)
Armstrong World Industries, Inc.*	(58,314)	(2,838,726)
Astec Industries, Inc.	(16,608)	(645,553)
Astronics Corp.*	(17,100)	(991,800)
AZZ, Inc.	(3,955)	(172,596)
B/E Aerospace, Inc.*	(9,694)	(825,347)
Babcock & Wilcox Co. (The)	(102,400)	(3,178,496)
Barnes Group, Inc.	(29,396)	(1,006,813)
Boeing Co. (The)	(11,779)	(1,419,134)
Chart Industries, Inc.*	(26,419)	(2,009,165)
CLARCOR, Inc.	(36,206)	(2,147,378)
Cubic Corp.	(13,975)	(612,944)
Cummins, Inc.	(5,418)	(755,215)
DXP Enterprises, Inc.*	(5,844)	(415,099)
EnPro Industries, Inc.*	(20,257)	(1,385,984)
Esterline Technologies Corp.*	(3,189)	(346,166)
Fortune Brands Home & Security, Inc.	(18,549)	(700,967)
Franklin Electric Co., Inc.	(2,934)	(107,531)
Harsco Corp.	(2,751)	(69,511)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
HEICO Corp.	(1,359)	$(66,808)
II-VI, Inc.*	(40,901)	(561,162)
ITT Corp.	(44,575)	(2,049,113)
Jacobs Engineering Group, Inc.*	(24,280)	(1,233,667)
KBR, Inc.	(1,191)	(24,606)
Kennametal, Inc.	(57,050)	(2,412,074)
Lennox International, Inc.	(7,326)	(625,054)
Masonite International Corp. (Canada)*	(38,830)	(1,903,058)
MasTec, Inc.*	(53,917)	(1,466,003)
Middleby Corp. (The)*	(11,943)	(870,167)
MRC Global, Inc.*	(91,559)	(2,456,528)
Mueller Industries, Inc.	(26,773)	(745,093)
Navistar International Corp.*	(6,024)	(211,864)
NCI Building Systems, Inc.*	(44,407)	(744,261)
Nortek, Inc.*	(2,923)	(233,168)
Oshkosh Corp.	(12,410)	(573,590)
Ply Gem Holdings, Inc.*	(21,229)	(176,838)
Powell Industries, Inc.	(5,970)	(348,708)
Power Solutions International, Inc.*	(11,366)	(694,235)
Proto Labs, Inc.*	(14,693)	(1,190,133)
Quanta Services, Inc.*	(35,638)	(1,193,517)
RBC Bearings, Inc.	(10,352)	(574,329)
Rush Enterprises, Inc., Class A*	(11,411)	(402,010)
Sensata Technologies Holding NV (Netherlands)*	(18,157)	(839,580)
Sun Hydraulics Corp.	(1,068)	(38,961)
TAL International Group, Inc.	(8,704)	(384,717)
Tennant Co.	(10,416)	(759,847)
Textainer Group Holdings Ltd. (Bermuda)	(2,166)	(79,211)
Titan International, Inc.	(81,033)	(1,209,012)
TransDigm Group, Inc.	(1,272)	(213,594)
Trex Co., Inc.*	(30,760)	(865,894)
Triumph Group, Inc.	(33,530)	(2,124,126)
United Rentals, Inc.*	(568)	(60,151)
URS Corp.	(40,420)	(2,314,853)
Wabtec Corp.	(23,754)	(1,916,473)
Watts Water Technologies, Inc., Class A	(7,683)	(449,148)

		(53,826,257)

Commercial & Professional Services — (2.8)%
Acacia Research Corp.	(52,862)	(901,826)
Advisory Board Co. (The)*	(31,858)	(1,597,360)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Civeo Corp.*	(66,162)	$(1,680,515)
Clean Harbors, Inc.*	(725)	(41,782)
Covanta Holding Corp.	(34,474)	(703,959)
FTI Consulting, Inc.*	(49,944)	(1,845,930)
Healthcare Services Group, Inc.	(24,768)	(647,436)
Interface, Inc.	(52,937)	(839,051)
Kelly Services, Inc., Class A	(23,418)	(373,283)
Knoll, Inc.	(9,031)	(151,811)
Mistras Group, Inc.*	(2,584)	(54,574)
MSA Safety, Inc.	(14,357)	(743,405)
Paylocity Corp.*	(26,488)	(518,900)
RR Donnelley & Sons Co.	(81,335)	(1,411,976)
Stericycle, Inc.*	(4,240)	(498,836)
WageWorks, Inc.*	(33,614)	(1,403,048)

		(13,413,692)

Consumer Durables & Apparel — (6.1)%
Arctic Cat, Inc.	(685)	(24,386)
Brunswick Corp.	(20,349)	(820,675)
Callaway Golf Co.	(99,465)	(755,934)
Carter’s, Inc.	(34,453)	(2,637,722)
Crocs, Inc.*	(129,271)	(2,051,531)
DR Horton, Inc.	(83,484)	(1,728,119)
Gildan Activewear, Inc. (Canada)	(6,078)	(355,928)
Hasbro, Inc.	(26,108)	(1,304,356)
Hovnanian Enterprises, Inc., Class A*	(290,350)	(1,161,400)
Kate Spade & Co.*	(17,033)	(644,358)
KB Home	(167,692)	(2,733,380)
MDC Holdings, Inc.	(88,900)	(2,397,633)
Meritage Homes Corp.*	(77,963)	(2,985,983)
Mohawk Industries, Inc.*	(21,745)	(2,713,124)
Ryland Group, Inc. (The)	(49,240)	(1,580,604)
Standard Pacific Corp.*	(281,885)	(2,125,413)
Taylor Morrison Home Corp., Class A*	(48,516)	(862,614)
Tumi Holdings, Inc.*	(55,479)	(1,169,497)
Under Armour, Inc., Class A*	(16,903)	(1,128,275)
William Lyon Homes, Class A*	(18,270)	(449,807)

		(29,630,739)

Consumer Services — (4.1)%
2U, Inc.*	(12,735)	(179,054)
BJ’s Restaurants, Inc.*	(37,084)	(1,270,869)
Bloomin’ Brands, Inc.*	(3,190)	(62,492)
Bob Evans Farms, Inc.	(56,530)	(2,685,740)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Bright Horizons Family Solutions, Inc.*	(454)	$(18,873)
Burger King Worldwide, Inc.	(1,360)	(35,877)
Carnival Corp.	(4,473)	(162,012)
Chipotle Mexican Grill, Inc.*	(2,545)	(1,711,513)
Churchill Downs, Inc.	(9,263)	(801,250)
Chuy’s Holdings, Inc.*	(10,710)	(306,842)
ClubCorp Holdings, Inc.	(9,656)	(163,283)
International Speedway Corp., Class A	(11,807)	(357,988)
Krispy Kreme Doughnuts, Inc.*	(206)	(3,154)
Life Time Fitness, Inc.*	(67,570)	(2,658,880)
LifeLock, Inc.*	(168,298)	(2,335,976)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(16,521)	(541,889)
Papa John’s International, Inc.	(19,091)	(795,904)
Pinnacle Entertainment, Inc.*	(40,979)	(893,342)
Red Robin Gourmet Burgers, Inc.*	(10,456)	(672,948)
Regis Corp.	(53,627)	(747,024)
Service Corp. International	(97,420)	(2,045,820)
Sonic Corp.*	(5,192)	(107,215)
Texas Roadhouse, Inc.	(34,551)	(859,629)
Zoe’s Kitchen, Inc.*	(20,603)	(597,693)

		(20,015,267)

Food & Staples Retailing — (2.5)%
Chefs’ Warehouse, Inc. (The)*	(14,291)	(251,093)
Costco Wholesale Corp.	(3,338)	(392,349)
Fresh Market, Inc. (The)*	(76,121)	(2,278,302)
Kroger Co. (The)	(17,440)	(854,211)
Natural Grocers by Vitamin Cottage, Inc.*	(2,058)	(46,675)
SpartanNash Co.	(29,254)	(613,164)
Sprouts Farmers Market, Inc.*	(81,772)	(2,494,864)
Susser Holdings Corp.*	(41,336)	(3,313,907)
United Natural Foods, Inc.*	(33,839)	(1,983,642)

		(12,228,207)

Food, Beverage & Tobacco — (3.0)%
Boston Beer Co., Inc. (The), Class A*	(5,411)	(1,192,584)
Boulder Brands, Inc.*	(65,944)	(748,464)
Coca-Cola Enterprises, Inc.	(407)	(18,498)
Darling Ingredients, Inc.*	(144,075)	(2,697,084)
Diamond Foods, Inc.*	(25,216)	(677,302)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(21,676)	(648,979)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hain Celestial Group, Inc. (The)*	(14,783)	$(1,263,947)
Post Holdings, Inc.*	(72,276)	(3,246,638)
SunOpta, Inc. (Canada)*	(21,996)	(271,871)
TreeHouse Foods, Inc.*	(15,433)	(1,134,326)
Universal Corp.	(22,762)	(1,182,031)
WhiteWave Foods Co., Class A*	(46,986)	(1,399,713)

		(14,481,437)

Health Care Equipment & Services — (9.2)%
Acadia Healthcare Co., Inc.*	(27,037)	(1,288,583)
Accuray, Inc.*	(75,413)	(593,500)
Adeptus Health, Inc., Class A*	(11,063)	(284,762)
Alere, Inc.*	(651)	(26,040)
Allscripts Healthcare Solutions, Inc.*	(119,352)	(1,900,084)
Baxter International, Inc.	(42,794)	(3,196,284)
BioScrip, Inc.*	(171,387)	(1,283,689)
Brookdale Senior Living, Inc.*	(12,105)	(419,438)
Capital Senior Living Corp.*	(23,351)	(575,369)
Cardiovascular Systems, Inc.*	(26,776)	(722,952)
Cerner Corp.*	(8,966)	(494,923)
Community Health Systems, Inc.*	(72,794)	(3,472,274)
Cooper Co., Inc. (The)	(11,802)	(1,898,706)
Endologix, Inc.*	(25,556)	(361,617)
Envision Healthcare Holdings, Inc.*	(5,251)	(187,723)
ExamWorks Group, Inc.*	(15,622)	(551,300)
Gentiva Health Services, Inc.*	(9,266)	(167,715)
Haemonetics Corp.*	(20,078)	(714,174)
Hanger, Inc.*	(17,064)	(540,076)
HealthSouth Corp.	(28,712)	(1,100,531)
Healthways, Inc.*	(36,599)	(632,797)
HeartWare International, Inc.*	(233)	(19,621)
Insulet Corp.*	(25,304)	(894,243)
Integra LifeSciences Holdings Corp.*	(5,620)	(266,500)
IPC The Hospitalist Co., Inc.*	(5,976)	(293,900)
K2M Group Holdings, Inc.*	(1,213)	(20,585)
LDR Holding Corp.*	(6,184)	(141,675)
LifePoint Hospitals, Inc.*	(18,876)	(1,353,787)
McKesson Corp.	(10,234)	(1,963,495)
Medidata Solutions, Inc.*	(77,637)	(3,481,243)
Merit Medical Systems, Inc.*	(2,666)	(34,231)
MWI Veterinary Supply, Inc.*	(9,326)	(1,317,391)
National Healthcare Corp.	(1,538)	(84,528)
Neogen Corp.*	(22,499)	(982,306)
Novadaq Technologies, Inc. (Canada)*	(1,968)	(30,189)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
NxStage Medical, Inc.*	(9,280)	$(123,888)
Owens & Minor, Inc.	(18,410)	(609,187)
Patterson Cos., Inc.	(10,314)	(402,349)
Quidel Corp.*	(25,884)	(617,851)
Sirona Dental Systems, Inc.*	(38,528)	(3,089,946)
Spectranetics Corp.*	(71,412)	(1,831,718)
Staar Surgical Co.*	(35,824)	(461,055)
Tenet Healthcare Corp.*	(51,751)	(2,730,900)
Tornier NV (Netherlands)*	(188)	(3,897)
Volcano Corp.*	(88,874)	(1,467,310)
West Pharmaceutical Services, Inc.	(5,122)	(208,722)
Wright Medical Group, Inc.*	(21,572)	(664,849)
Zeltiq Aesthetics, Inc.*	(55,498)	(1,123,280)

		(44,631,183)

Household & Personal Products — (0.6)%
Elizabeth Arden, Inc.*	(54,714)	(1,128,750)
Revlon, Inc., Class A*	(6,282)	(191,601)
Spectrum Brands Holdings, Inc.	(17,705)	(1,476,597)
WD-40 Co.	(268)	(17,892)

		(2,814,840)

Media — (3.4)%
AMC Networks, Inc., Class A*	(52,448)	(3,140,062)
Charter Communications, Inc., Class A*	(16,562)	(2,559,160)
Discovery Communications, Inc., Class A*	(1,185)	(100,974)
DreamWorks Animation SKG, Inc., Class A*	(28,790)	(575,800)
Gray Television, Inc.*	(72,640)	(884,755)
Lions Gate Entertainment Corp. (Canada)	(14,178)	(436,682)
Madison Square Garden Co. (The), Class A*	(46,826)	(2,778,655)
National CineMedia, Inc.	(48,498)	(778,878)
Regal Entertainment Group, Class A	(14,976)	(291,433)
Rentrak Corp.*	(12,748)	(632,811)
Scholastic Corp.	(17,735)	(628,174)
SFX Entertainment, Inc.*	(89,425)	(612,561)
Sinclair Broadcast Group, Inc., Class A	(44,591)	(1,440,735)
Thomson Reuters Corp. (Canada)	(13,389)	(506,238)
World Wrestling Entertainment, Inc., Class A	(87,955)	(1,097,678)

		(16,464,596)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (13.3)%
ACADIA Pharmaceuticals, Inc.*	(44,619)	$(904,427)
Acceleron Pharma, Inc.*	(27,452)	(813,128)
Achillion Pharmaceuticals, Inc.*	(21,357)	(146,295)
Actavis PLC (Ireland)*	(76)	(16,375)
Aegerion Pharmaceuticals, Inc.*	(77)	(2,588)
Agios Pharmaceuticals, Inc.*	(49,467)	(1,993,520)
Albany Molecular Research, Inc.*	(49,379)	(940,176)
Alkermes PLC (Ireland)*	(27,444)	(1,173,505)
Anacor Pharmaceuticals, Inc.*	(48,553)	(808,407)
Arena Pharmaceuticals, Inc.*	(75,647)	(350,246)
ARIAD Pharmaceuticals, Inc.*	(64,670)	(372,499)
Arrowhead Research Corp.*	(40,620)	(513,843)
Auxilium Pharmaceuticals, Inc.*	(81,065)	(1,622,921)
AVANIR Pharmaceuticals, Inc.*	(285,428)	(1,487,080)
BioDelivery Sciences International, Inc.*	(95,974)	(1,223,669)
Bio-Rad Laboratories, Inc., Class A*	(1,578)	(181,454)
Bristol-Myers Squibb Co.	(8,482)	(429,359)
Cambrex Corp.*	(36,289)	(764,609)
Celldex Therapeutics, Inc.*	(111,959)	(1,465,543)
Cepheid*	(50,021)	(1,882,790)
Charles River Laboratories International, Inc.*	(7,115)	(385,704)
Clovis Oncology, Inc.*	(55,057)	(2,006,828)
Cubist Pharmaceuticals, Inc.*	(8,648)	(526,663)
Eli Lilly & Co.	(18,303)	(1,117,581)
Enanta Pharmaceuticals, Inc.*	(1,542)	(57,995)
Endo International PLC (Ireland)*	(28,545)	(1,914,799)
Epizyme, Inc.*	(28,072)	(879,215)
Fluidigm Corp.*	(51,048)	(1,461,504)
Genomic Health, Inc.*	(11,987)	(305,429)
Halozyme Therapeutics, Inc.*	(118,168)	(1,150,956)
ImmunoGen, Inc.*	(111,273)	(1,199,523)
Incyte Corp.*	(18,074)	(859,780)
Infinity Pharmaceuticals, Inc.*	(1,744)	(15,853)
Insmed, Inc.*	(17,528)	(299,554)
Intercept Pharmaceuticals, Inc.*	(9,152)	(2,126,559)
Intrexon Corp.*	(40,044)	(884,572)
Isis Pharmaceuticals, Inc.*	(62,814)	(1,946,606)
Jazz Pharmaceuticals PLC (Ireland)*	(13,214)	(1,846,392)
Karyopharm Therapeutics, Inc.*	(16,649)	(577,554)
Kite Pharma, Inc.*	(13,436)	(315,746)
KYTHERA Biopharmaceuticals, Inc.*	(20,605)	(691,916)
Lexicon Pharmaceuticals, Inc.*	(15,995)	(23,513)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Luminex Corp.*	(301)	$(5,478)
Medivation, Inc.*	(16,068)	(1,192,728)
Momenta Pharmaceuticals, Inc.*	(76,680)	(815,875)
Mylan, Inc.*	(46,885)	(2,314,712)
Nektar Therapeutics*	(84,774)	(894,366)
Neurocrine Biosciences, Inc.*	(72,792)	(988,515)
Novavax, Inc.*	(380,465)	(1,647,413)
Ophthotech Corp.*	(30,851)	(1,205,040)
Orexigen Therapeutics, Inc.*	(119,847)	(598,037)
Perrigo Co. PLC (Ireland)	(20,725)	(3,118,076)
Portola Pharmaceuticals, Inc.*	(37,854)	(951,650)
PTC Therapeutics, Inc.*	(2,626)	(69,379)
Quintiles Transnational Holdings, Inc.*	(49)	(2,692)
Receptos, Inc.*	(41,371)	(1,713,173)
Regeneron Pharmaceuticals, Inc.*	(1,405)	(444,289)
Relypsa, Inc.*	(30,481)	(689,175)
Revance Therapeutics, Inc.*	(12,638)	(387,734)
Salix Pharmaceuticals Ltd.*	(24,698)	(3,257,913)
Sangamo BioSciences, Inc.*	(24,909)	(295,919)
Seattle Genetics, Inc.*	(1,144)	(40,269)
Synageva BioPharma Corp.*	(20,193)	(1,381,403)
TESARO, Inc.*	(25,705)	(739,276)
TherapeuticsMD, Inc.*	(146,098)	(677,895)
Theravance Biopharma, Inc. (Cayman Islands)*	(19,164)	(537,167)
Ultragenyx Pharmaceutical, Inc.*	(18,184)	(794,641)
Valeant Pharmaceuticals International, Inc. (Canada)*	(375)	(44,021)
Vertex Pharmaceuticals, Inc.*	(15,859)	(1,410,024)
Zafgen, Inc.*	(7,693)	(134,628)
Zoetis, Inc.	(2,507)	(82,505)
ZS Pharma, Inc.*	(7,389)	(206,966)

		(64,327,635)

Retailing — (6.9)%
Advance Auto Parts, Inc.	(26,663)	(3,229,156)
Amazon.com, Inc.*	(9,243)	(2,892,967)
American Eagle Outfitters, Inc.	(244,364)	(2,604,920)
Ascena Retail Group, Inc.*	(122,950)	(1,974,577)
CarMax, Inc.*	(8,579)	(418,741)
Expedia, Inc.	(27,897)	(2,215,580)
Express, Inc.*	(106,606)	(1,658,789)
Family Dollar Stores, Inc.	(6,632)	(495,742)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genesco, Inc.*	(16,767)	$(1,278,819)
Group 1 Automotive, Inc.	(9,545)	(705,566)
Groupon, Inc.*	(543,780)	(3,518,257)
JC Penney Co., Inc.*	(11,852)	(111,172)
LKQ Corp.*	(26,575)	(695,069)
Mattress Firm Holding Corp.*	(14,921)	(695,319)
Office Depot, Inc.*	(317,449)	(1,590,419)
Orbitz Worldwide, Inc.*	(1,591)	(14,080)
Pep Boys-Manny Moe & Jack (The)*	(7,833)	(82,873)
Priceline Group, Inc. (The)*	(701)	(870,957)
Restoration Hardware Holdings, Inc.*	(23,276)	(1,903,744)
RetailMeNot, Inc.*	(27,167)	(664,505)
Select Comfort Corp.*	(60,363)	(1,219,333)
Shutterfly, Inc.*	(46,722)	(2,304,329)
Sonic Automotive, Inc., Class A	(43,470)	(1,057,190)
Stage Stores, Inc.	(19,427)	(350,075)
Stein Mart, Inc.	(11,017)	(143,001)
Tile Shop Holdings, Inc.*	(1,001)	(10,120)
TripAdvisor, Inc.*	(9,934)	(942,141)
TrueCar, Inc.*	(810)	(10,992)

		(33,658,433)

Semiconductors & Semiconductor Equipment — (5.8)%
Advanced Energy Industries, Inc.*	(21,578)	(362,942)
Advanced Micro Devices, Inc.*	(649,975)	(2,541,402)
Applied Micro Circuits Corp.*	(106,890)	(892,532)
Avago Technologies Ltd. (Singapore)	(5,322)	(369,240)
Broadcom Corp., Class A	(33,757)	(1,291,543)
Cavium, Inc.*	(16,099)	(751,018)
Cree, Inc.*	(37,036)	(1,749,210)
Entegris, Inc.*	(96,335)	(1,106,889)
First Solar, Inc.*	(19,228)	(1,213,479)
GT Advanced Technologies, Inc.*	(209,154)	(2,894,691)
M/A-COM Technology Solutions Holdings, Inc.*	(14,242)	(283,416)
Micrel, Inc.	(13,517)	(141,388)
Microsemi Corp.*	(65,303)	(1,565,966)
PMC-Sierra, Inc.*	(189,204)	(1,273,343)
Power Integrations, Inc.	(15,708)	(845,562)
Spansion, Inc., Class A*	(73,086)	(1,386,441)
SunEdison, Inc.*	(146,088)	(2,921,760)
Synaptics, Inc.*	(40,114)	(2,897,434)
Tessera Technologies, Inc.	(3,882)	(98,642)
Ultratech, Inc.*	(49,210)	(1,165,293)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Veeco Instruments, Inc.*	(61,982)	$(2,151,395)

		(27,903,586)

Software & Services — (15.8)%
A10 Networks, Inc.*	(40,132)	(433,426)
Adobe Systems, Inc.*	(34,512)	(2,385,124)
Akamai Technologies, Inc.*	(17,336)	(1,023,171)
AOL, Inc.*	(75,760)	(2,920,548)
Autodesk, Inc.*	(34,783)	(1,855,673)
Bankrate, Inc.*	(32,087)	(540,987)
Benefitfocus, Inc.*	(24,227)	(933,709)
Bottomline Technologies de, Inc.*	(30,313)	(858,161)
BroadSoft, Inc.*	(40,020)	(976,488)
Cadence Design Systems, Inc.*	(68,059)	(1,145,433)
Cardtronics, Inc.*	(9,837)	(379,315)
ChannelAdvisor Corp.*	(16,508)	(378,528)
CommVault Systems, Inc.*	(47,636)	(2,287,481)
Compuware Corp.	(11,259)	(102,457)
comScore, Inc.*	(28,802)	(1,042,344)
Concur Technologies, Inc.*	(9,626)	(894,833)
Convergys Corp.	(66,105)	(1,281,776)
CoreLogic, Inc.*	(73,608)	(2,002,138)
CoStar Group, Inc.*	(8,914)	(1,281,209)
Cvent, Inc.*	(37,747)	(1,030,871)
Dealertrack Technologies, Inc.*	(74,269)	(2,790,286)
Demandware, Inc.*	(8,130)	(489,751)
Ellie Mae, Inc.*	(40,710)	(1,169,191)
Envestnet, Inc.*	(31,919)	(1,391,988)
Equinix, Inc.*	(7,486)	(1,605,897)
FireEye, Inc.*	(33,734)	(1,197,557)
Forrester Research, Inc.	(164)	(6,344)
Fortinet, Inc.*	(73,274)	(1,798,877)
Global Payments, Inc.	(3,838)	(265,858)
Guidewire Software, Inc.*	(62,983)	(2,550,812)
Imperva, Inc.*	(33,024)	(732,142)
Infoblox, Inc.*	(140,320)	(1,700,678)
Interactive Intelligence Group, Inc.*	(27,369)	(1,241,732)
Jive Software, Inc.*	(74,656)	(591,276)
LinkedIn Corp., Class A*	(15,384)	(2,778,966)
Marketo, Inc.*	(83,493)	(2,283,534)
MICROS Systems, Inc.*	(10,527)	(711,941)
NetSuite, Inc.*	(20,876)	(1,760,056)
Nuance Communications, Inc.*	(186,343)	(3,387,716)
Pandora Media, Inc.*	(46,170)	(1,159,790)
Paycom Software, Inc.*	(9,322)	(119,135)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PROS Holdings, Inc.*	(19,626)	$(502,818)
Qlik Technologies, Inc.*	(39,080)	(1,034,057)
Qualys, Inc.*	(478)	(11,419)
Rackspace Hosting, Inc.*	(32,101)	(972,339)
salesforce.com, Inc.*	(41,948)	(2,275,679)
ServiceNow, Inc.*	(3,206)	(188,513)
Shutterstock, Inc.*	(37,430)	(2,917,294)
Silver Spring Networks, Inc.*	(28,941)	(309,090)
Splunk, Inc.*	(26,304)	(1,236,814)
SPS Commerce, Inc.*	(3,851)	(205,451)
Synchronoss Technologies, Inc.*	(35,648)	(1,440,536)
Synopsys, Inc.*	(37,391)	(1,412,258)
Tangoe, Inc.*	(8,135)	(112,263)
TIBCO Software, Inc.*	(32,178)	(621,035)
Twitter, Inc.*	(20,493)	(926,079)
Tyler Technologies, Inc.*	(2,366)	(214,667)
Vantiv, Inc., Class A*	(45,230)	(1,482,639)
Varonis Systems, Inc.*	(10,523)	(221,825)
Verint Systems, Inc.*	(45,791)	(2,149,430)
VMware, Inc., Class A*	(3,329)	(330,769)
WebMD Health Corp.*	(53,242)	(2,653,049)
Xoom Corp.*	(24,270)	(525,688)
Yelp, Inc.*	(3,813)	(256,081)
Zendesk, Inc.*	(33,841)	(588,495)
Zillow, Inc., Class A*	(4,224)	(606,271)

		(76,681,758)

Technology Hardware & Equipment — (6.0)%
ARRIS Group, Inc.*	(41,599)	(1,421,438)
Aruba Networks, Inc.*	(113,900)	(2,034,254)
Belden, Inc.	(5,551)	(376,913)
Benchmark Electronics, Inc.*	(44,800)	(1,081,920)
BlackBerry Ltd. (Canada)*	(58,522)	(546,010)
Celestica, Inc. (Canada)*	(1,663)	(17,844)
Cognex Corp.*	(54,787)	(2,245,171)
Cray, Inc.*	(69,616)	(1,846,216)
Electronics For Imaging, Inc.*	(41,140)	(1,813,040)
EMC Corp.	(2,067)	(60,563)
FARO Technologies, Inc.*	(15,993)	(809,726)
Finisar Corp.*	(121,025)	(2,387,823)
Infinera Corp.*	(17,301)	(159,169)
Ingram Micro, Inc., Class A*	(20,260)	(581,462)
Jabil Circuit, Inc.	(30,282)	(604,429)
JDS Uniphase Corp.*	(95,929)	(1,138,677)
Knowles Corp.*	(24,475)	(711,733)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Littelfuse, Inc.	(13,521)	$(1,175,245)
Measurement Specialties, Inc.*	(10,565)	(908,484)
MTS Systems Corp.	(10,765)	(710,490)
NETGEAR, Inc.*	(9,198)	(287,989)
Nimble Storage, Inc.*	(74,987)	(1,940,664)
OSI Systems, Inc.*	(3,543)	(234,901)
Polycom, Inc.*	(15,888)	(203,684)
Rofin-Sinar Technologies, Inc.*	(1,083)	(23,642)
Sierra Wireless, Inc. (Canada)*	(30,472)	(578,663)
Sonus Networks, Inc.*	(96,366)	(340,172)
Stratasys Ltd. (Isreal)*	(17,231)	(1,732,405)
Super Micro Computer, Inc.*	(8,516)	(222,864)
SYNNEX Corp.*	(32,409)	(2,090,381)
ViaSat, Inc.*	(12,977)	(758,765)

		(29,044,737)

Telecommunication Services — (1.4)%
8X8, Inc.*	(155,111)	(1,253,297)
Cogent Communications Holdings, Inc.	(11,121)	(386,010)
Iridium Communications, Inc.*	(56,050)	(458,489)
RingCentral, Inc., Class A*	(47,444)	(708,339)
SBA Communications Corp., Class A*.	(805)	(86,079)
Shenandoah Telecommunications Co.	(4,964)	(137,552)
T-Mobile US, Inc.*	(24,262)	(799,190)
tw telecom, Inc.*	(65,281)	(2,659,548)
United States Cellular Corp.*	(11,594)	(453,209)

		(6,941,713)

Transportation — (4.0)%
Allegiant Travel Co.	(3,041)	(358,108)
Atlas Air Worldwide Holdings, Inc.*	(29,515)	(1,010,003)
Celadon Group, Inc.	(5,788)	(122,937)
Con-way, Inc.	(11,667)	(575,766)
Forward Air Corp.	(77)	(3,447)
Genesee & Wyoming, Inc., Class A*	(9,089)	(906,446)
Heartland Express, Inc.	(63,857)	(1,433,590)
Hub Group, Inc., Class A*	(32,591)	(1,505,052)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(26,830)	$(2,072,886)
Kansas City Southern	(10,763)	(1,173,813)
Marten Transport Ltd.	(13,445)	(272,127)
Roadrunner Transportation Systems, Inc.*	(33,643)	(845,785)
Ryder System, Inc.	(20,954)	(1,804,768)
Saia, Inc.*	(34,459)	(1,573,053)
Spirit Airlines, Inc.*	(17,098)	(1,118,551)
Universal Truckload Services, Inc.	(7,746)	(188,150)
UTi Worldwide, Inc. (British Virgin Islands)	(198,049)	(1,873,544)
Wesco Aircraft Holdings, Inc.*	(50,050)	(948,448)
XPO Logistics, Inc.*	(48,717)	(1,504,868)

		(19,291,342)

TOTAL COMMON STOCK (Proceeds $475,044,692)		(470,047,431)

TOTAL SECURITES SOLD SHORT - (97.0)%		(470,047,431)

(Proceeds $475,044,692)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.8%		362,586,014

NET ASSETS - 100.0%		$484,745,428

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$597,497,304

Gross unrealized appreciation	$14,082,149
Gross unrealized depreciation	(19,372,608)

Net unrealized depreciation	$(5,290,459)

(a)	All or a portion of the security is on loan. At July 31, 2014, the market value of securities on loan was $37,107,832.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds’ short sales are subject to special risks. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Trust’s Board of Trustees, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. At July 31, 2014, the market value of securities on loan and collateral are as follows:

	Market Value of Securities Loaned	Market Value of Cash Collateral
Gotham Absolute Return Fund	$273,324,120	$284,207,157
Gotham Enhanced Return Fund	220,191,301	236,283,334
Gotham Neutral Fund	37,107,832	39,727,823

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

LATEEF FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Commercial Services — 9.8%
Robert Half International, Inc.	894,209	$43,503,268
Towers Watson & Co., Class A	400,844	40,894,105

		84,397,373

Communications — 4.7%
Nielsen Holdings NV (Netherlands)	876,900	40,433,859

Consumer, Non-cyclical — 8.5%
Celgene Corp.*	344,535	30,026,225
Hospira, Inc.*	779,864	43,259,056

		73,285,281

Diversified Financial Services — 8.0%
Affiliated Managers Group, Inc.*	177,116	35,290,363
T. Rowe Price Group, Inc.	430,104	33,401,877

		68,692,240

Electronics — 10.4%
AMETEK, Inc.	1,106,000	53,851,140
Waters Corp.*	342,591	35,437,613

		89,288,753

Financial — 7.8%
Aon PLC (United Kingdom)	413,650	34,895,514
Progressive Corp. (The)	1,361,143	31,905,192

		66,800,706

Hand/Machine Tools — 5.2%
Stanley Black & Decker, Inc.	514,161	44,963,379

Industrial — 13.7%
Danaher Corp.	531,457	39,264,043
Trimble Navigation Ltd.*	1,221,057	37,730,661

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Tyco International, Ltd. (Switzerland)	954,025	$41,166,179

		118,160,883

Lodging — 6.5%
Wynn Resorts, Ltd.	264,759	56,446,619

Machinery-Diversified — 5.2%
Wabtec Corp.	555,764	44,839,040

Media — 9.3%
Scripps Networks
Interactive, Inc., Class A	525,430	43,300,686
Twenty-First Century Fox, Inc., Class A	1,169,898	37,062,369

		80,363,055

Real Estate — 3.0%
Jones Lang LaSalle, Inc.	209,095	25,865,051

Technology — 6.9%
Accenture PLC, Class A (Ireland)	427,333	33,878,960
Motorola Solutions, Inc.	400,000	25,472,000

		59,350,960

TOTAL COMMON STOCKS (Cost $710,504,065)		852,887,199

TOTAL INVESTMENTS - 99.0% (Cost $710,504,065)**		852,887,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		8,877,356

NET ASSETS - 100.0%		$861,764,555

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$710,504,065

Gross unrealized appreciation	$154,883,770
Gross unrealized depreciation	(12,500,636)

Net unrealized appreciation	$142,383,134

See accompanying Notes to the Quarterly Portfolio of Investments.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$852,887,199	$852,887,199	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

5

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.4%
Air Freight & Logistics — 1.2%
Hub Group, Inc., Class A*	8,381	$387,035

Auto Components — 0.6%
Drew Industries, Inc.	4,280	192,600

Biotechnology — 5.0%
Insmed, Inc.*	10,171	173,822
Isis Pharmaceuticals, Inc.*	12,054	373,553
Keryx Biopharmaceuticals, Inc.*	22,795	343,065
NewLink Genetics Corp.*	8,354	176,938
Orexigen Therapeutics, Inc.*	31,030	154,840
Puma Biotechnology, Inc.*	826	183,141
Sunesis Pharmaceuticals, Inc.*	28,787	189,418

		1,594,777

Building Products — 1.1%
USG Corp.*	13,148	347,765

Capital Markets — 0.9%
Virtus Investment Partners, Inc.	1,396	286,250

Chemicals — 1.4%
H.B. Fuller Co.	9,811	438,061

Commercial Banks — 3.6%
Bank of the Ozarks, Inc.	13,276	408,502
Banner Corp.	7,933	319,224
South State Corp.	7,155	415,777

		1,143,503

Commercial Services & Supplies — 3.1%
Mobile Mini, Inc.	10,038	379,035
Steelcase, Inc., Class A	20,659	311,951
US Ecology, Inc.	6,574	297,539

		988,525

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications Equipment — 3.3%
ARRIS Group, Inc.*	14,280	$487,948
Ruckus Wireless, Inc.*	44,384	572,997

		1,060,945

Construction & Engineering — 2.2%
EMCOR Group, Inc.	6,525	267,068
Primoris Services Corp.	18,898	451,284

		718,352

Diversified Consumer Services — 1.7%
TAL Education Group, ADR*	19,024	560,257

Diversified Financial Services — 0.6%
MarketAxess Holdings, Inc.	3,416	192,082

Electronic Equipment, Instruments & Components — 0.9%
FEI Co.	3,588	274,841

Energy Equipment & Services — 1.1%
Basic Energy Services, Inc.*	7,726	185,347
Pioneer Energy Services Corp.*	12,210	179,609

		364,956

Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	6,476	428,517

Health Care Equipment & Supplies — 2.9%
DexCom, Inc.*	11,283	425,143
LDR Holding Corp.*	8,576	196,476
Spectranetics Corp.*	12,337	316,444

		938,063

Health Care Providers & Services — 6.7%
Acadia Healthcare Co., Inc.*	8,816	420,170
Centene Corp.*	6,193	446,453

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
ExamWorks Group, Inc.*	14,037	$495,366
HealthSouth Corp.	14,336	549,499
Surgical Care Affiliates, Inc.*	8,322	244,500

		2,155,988

Hotels, Restaurants & Leisure — 5.6%
Fiesta Restaurant Group, Inc.*	15,536	705,024
Jack in the Box, Inc.	8,998	514,596
Red Robin Gourmet Burgers, Inc.*	3,903	251,197
Six Flags Entertainment Corp.	8,260	315,697

		1,786,514

Internet & Catalog Retail — 2.6%
Shutterfly, Inc.*	16,854	831,239

Internet Software & Services — 6.1%
Cornerstone OnDemand, Inc.*	7,043	294,679
Dealertrack Technologies, Inc.*	8,647	324,868
Demandware, Inc.*	6,079	366,199
Envestnet, Inc.*	9,148	398,944
SPS Commerce, Inc.*	10,945	583,916

		1,968,606

IT Services — 5.1%
Euronet Worldwide, Inc.*	8,023	401,471
MAXIMUS, Inc.	12,305	508,935
WEX Inc.*	6,826	736,662

		1,647,068

Leisure Equipment & Products — 1.0%
Brunswick Corp.	8,257	333,005

	Number of Shares	Value
COMMON STOCKS — (Continued)
Life Sciences Tools & Services — 0.4%
Fluidigm Corp.*	4,177	$119,587

Machinery — 2.3%
Actuant Corp., Class A	13,066	421,770
Lindsay Corp.	3,888	314,734

		736,504

Marine — 0.7%
Diana Shipping, Inc. (Greece)*	22,472	219,102

Metals & Mining — 1.5%
U.S. Silica Holdings, Inc.	8,822	495,973

Oil, Gas & Consumable Fuels — 1.5%
Rosetta Resources, Inc.*	9,480	484,144

Paper & Forest Products — 0.8%
Louisiana-Pacific Corp.*	18,781	254,295

Pharmaceuticals — 2.7%
Akorn, Inc.*	9,210	312,495
BioDelivery Sciences International, Inc.*	10,241	130,573
Oramed Pharmaceuticals, Inc. (Israel)*	16,827	141,010
Relypsa, Inc.*	12,224	276,385

		860,463

Professional Services — 2.5%
The Corporate Executive Board Co.	6,120	379,868
TrueBlue, Inc.*	15,339	414,000

		793,868

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.	1,781	220,310

REIT — 2.4%
EastGroup Properties, Inc.	6,254	389,999

See accompanying Notes to the Quarterly Portfolio of Investments.

2

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
REIT — (Continued)
Pebblebrook Hotel Trust	10,767	$391,919

		781,918

Road & Rail — 1.5%
Swift Transportation Co.*	24,017	491,148

Semiconductors & Semiconductor Equipment — 5.7%
Ambarella, Inc.*	8,715	249,336
Cavium, Inc.*	9,340	435,711
Power Integrations, Inc.	5,847	314,744
RF Micro Devices, Inc.*	27,314	304,824
Spansion, Inc., Class A*	27,970	530,591

		1,835,206

Software — 5.8%
Aspen Technology, Inc.*	11,981	520,455
Guidewire Software, Inc.*	10,686	432,783
Infoblox, Inc.*	26,002	315,144
Interactive Intelligence Group, Inc.*	5,091	230,979
Qlik Technologies Inc.*	13,056	345,462

		1,844,823

Specialty Retail — 4.4%
Five Below, Inc.*	11,710	428,820
Lithia Motors, Inc., Class A	5,267	467,973
Tile Shop Holdings, Inc.*	21,005	212,360
Vitamin Shoppe, Inc.*	6,800	290,020

		1,399,173

Technology Hardware, Storage & Peripherals — 1.1%
Nimble Storage, Inc.*	13,636	352,900

Textiles, Apparel & Luxury Goods — 1.4%
Skechers U.S.A., Inc., Class A*	8,654	451,479

	Number of Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc.*	7,020	$194,033
H&E Equipment Services, Inc.*	12,013	434,630

		628,663

TOTAL COMMON STOCKS (Cost $25,713,270)		30,608,505

TOTAL INVESTMENTS - 95.4% (Cost $25,713,270)**		30,608,505

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		1,473,246

NET ASSETS - 100.0%		$32,081,751

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$25,713,270

Gross unrealized appreciation	$6,153,153
Gross unrealized depreciation	(1,257,918)

Net unrealized appreciation	$4,895,235

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

3

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Montibus Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$30,608,505	$30,608,505	$—	$—

    * Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

MOUNT LUCAS U.S.FOCUSED EQUITY FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Consumer Discretionary — 21.0%
Best Buy Co., Inc.	90,738	$2,697,641
Ford Motor Co.	267,877	4,559,267
Gamestop Corp., Class A	61,106	2,564,619
Graham Holdings Co., Class B	876	600,717
Staples, Inc.	205,759	2,384,747

		12,806,991

Consumer Staples — 11.5%
CVS Caremark Corp.	7,925	605,153
Hormel Foods Corp.	12,018	543,935
Kroger Co. (The)	13,503	661,377
Safeway, Inc.	77,212	2,660,725
Tyson Foods, Inc., Class A	67,617	2,516,029

		6,987,219

Energy — 7.0%
Murphy Oil Corp.	32,694	2,031,278
Valero Energy Corp.	43,821	2,226,107

		4,257,385

Financials — 17.8%
Assurant, Inc.	42,715	2,706,422
Blackhawk Network Holdings, Inc., Class B*	12,579	350,838
JPMorgan Chase & Co.	38,379	2,213,317
Marsh & McLennan Cos., Inc.	11,789	598,528
Navient Corp.	82,663	1,421,804
SLM Corp.	81,920	725,811
Torchmark Corp.	10,516	554,587
Unum Group	65,797	2,258,811

		10,830,118

Health Care — 8.0%
Becton Dickinson & Co.	5,017	583,176
Cigna Corp.	6,134	552,305
CR Bard, Inc.	4,036	602,292
Johnson & Johnson	5,777	578,220
WellPoint, Inc.	23,134	2,540,345

		4,856,338

Industrials — 14.6%
Cintas Corp.	9,418	589,567

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Delta Air Lines, Inc.	65,468	$2,452,431
General Dynamics Corp.	5,239	611,758
Honeywell International, Inc.	6,047	555,296
Northrop Grumman Corp.	5,395	665,042
Raytheon Co.	5,780	524,651
Rockwell Collins, Inc.	7,053	516,773
Ryder System, Inc.	34,576	2,978,031

		8,893,549

Information Technology — 9.8%
Fiserv, Inc.*	9,832	606,339
Hewlett-Packard Co.	76,932	2,739,548
Xerox Corp.	200,321	2,656,256

		6,002,143

Materials — 9.4%
Cliffs Natural Resources, Inc.	125,117	2,183,292
The Dow Chemical Co.	47,376	2,419,492
Ecolab, Inc.	10,587	1,149,007

		5,751,791

TOTAL COMMON STOCKS (Cost $54,676,043)		60,385,534

TOTAL INVESTMENTS - 99.1% (Cost $54,676,043)**		60,385,534

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		538,049

NET ASSETS - 100.0%		$60,923,583

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$54,676,043

Gross unrealized appreciation	$6,096,087
Gross unrealized depreciation	(386,596)

Net unrealized appreciation	$5,709,491

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$60,385,534	$60,385,534	$—	$—

    * Please refer to Portfolio of Investments for further details.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 95.0%
Arizona — 2.9%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured) .	5,000,000	6,245,800

California — 1.4%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured) .	5,000,000	2,977,800

Florida — 1.2%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	2,300,000	2,536,716

Georgia — 1.8%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	3,470,000	3,853,157

Hawaii — 76.8%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	375,477
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,035,460

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE, FGIC Insured) .	600,000	628,686
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,277,958
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	566,970
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,951,725
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,654,904
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	579,365
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	1,000,000	1,000,110
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,471,902

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,890,000	4,128,224
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,350,000	1,554,201
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,992,135
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,259,140
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	529,580
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	500,000	557,755

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 06/30/2014 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,240
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,537,590
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	591,201
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	529,260
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	853,662
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	842,599
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,059,320

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	990,259
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	123,134
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	1,025,000	1,134,450
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,480,840
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	3,100,000	3,518,438
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,362,880
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,000,000	1,048,010
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,589,430
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,095,947
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,550,320
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	4,500,000	5,324,310

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,335,500
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,481,470
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,229,184
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	872,589
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/29	3,000,000	3,468,150
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,206,400
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,215,410
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	206,702
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	241,314
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,349,230
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,200,881

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,364,228
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,287,776
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,595,010
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,614,250
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,409,694
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,735,500
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,181,693

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,523,625
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,495,040
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,416,460
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,277,033
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	4,000,000	4,175,120
Honolulu City & County GO, Series A, Callable 11/01/2022 at 100, 5.00%, 11/01/26	1,000,000	1,179,360
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,330,819
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	1,000,000	1,043,780

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,128,095
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	3,000,000	3,095,580
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	3,000,000	3,084,780
Honolulu City & County GO, Series B, Refunding, Callable 12/01/20 at 100, 5.00%, 12/01/34	1,500,000	1,677,945
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,087,560
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	273,747
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,165,000	4,347,344

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,804,185
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	4,015,000	4,286,575
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,383,420
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	2,500,000	2,569,900
Maui County GO, 5.00%, 06/01/20	3,075,000	3,642,676
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	543,326
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,067,000
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,309,019
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,508,308

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	506,392
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,107,200

		165,058,752

Illinois — 2.4%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	1,000,000	1,021,100
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,250,960

		5,272,060

Massachusetts — 2.1%
Lexington Massachusetts Municipal Purpose Loan GO, 4.00%, 02/15/22	1,385,000	1,592,293

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,856,250

		4,448,543

New Jersey — 0.2%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	353,427

Ohio — 0.6%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,207,080

Texas — 3.1%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,973,394
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,269,680
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,284,720

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas State Tranportation Commission Mobility Fund GO, 5.00%, 10/01/27	1,000,000	1,197,130

		6,724,924

Washington — 2.5%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,277,650
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,111,520

		5,389,170

TOTAL MUNICIPAL BONDS (Cost $193,802,159)		204,067,429

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 4.4%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	9,523,642	9,523,642

TOTAL REGISTERED INVESTMENT COMPANY (Cost $9,523,642)		9,523,642

TOTAL INVESTMENTS - 99.4% (Cost $203,325,801)*		213,591,071
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,182,412

NET ASSETS - 100.0%		$214,773,483

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$203,325,801

Gross unrealized appreciation	$10,736,678
Gross unrealized depreciation	(471,408)

Net unrealized appreciation	$10,265,270

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2014.

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage
Association
GNMA	Government National Mortgage
Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 89.4%
Alaska — 0.4%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	580,360

Arizona — 1.5%
Maricopa County Elementary School District No 6 Washington, Series A, 5.38%, 07/01/15, (AGM Insured)	1,000,000	1,046,980
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,092,980

		2,139,960

Colorado — 0.4%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	577,260

Connecticut — 0.8%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,158,370

Florida — 0.5%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	753,838

Georgia — 0.8%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,140,220

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Guam — 1.0%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,402,677

Hawaii — 58.6%
County of Kauai GO, Series A, 2.25%, 08/01/17	150,000	155,412
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	312,771
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	514,420
Hawaii County GO, Series A, 5.00%, 03/01/15	600,000	616,746
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	423,392
Hawaii County GO, Series A, 5.25%, 07/15/17	1,155,000	1,309,700
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	137,416
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	520,615
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,094,180
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,130,460
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	532,551

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	1,000,000	1,181,970
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,587,155
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,034,080
Hawaii State Department of Budget & Finance Various Revenue, The Queens Health, Series B, Callable 08/21/14 at 100, 0.06%, 07/01/29(a)	6,700,000	6,700,000
Hawaii State Department of Transportation, AMT, 4.00%, 08/01/18	600,000	666,480
Hawaii State GO, Refunding Series DR, 4.00%, 06/01/16	500,000	533,405
Hawaii State GO, Refunding Series DT, 4.00%, 11/01/15	500,000	523,495
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/15	770,000	784,638
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/16	745,000	786,377
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	852,832

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	582,115
Hawaii State GO, Refunding, Series EJ, 5.00%, 08/01/15	2,000,000	2,096,020
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,185,000
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,070,060
Hawaii State GO, Series DE, Prerefunded 10/01/14 at 100, 5.00%, 10/01/17, (NATL-RE Insured)	750,000	755,655
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	2,075,000	2,165,843
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/25, (AGM Insured)	1,135,000	1,219,172
Hawaii State GO, Series DN, 5.00%, 08/01/15	660,000	691,686
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	421,215
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	227,422
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,137,300

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,156,813
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,206,400
Hawaii State Harbor System Revenue, AMT, Series B, 5.00%, 07/01/15, (AGM Insured)	2,710,000	2,823,576
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	532,555
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,169,830
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	351,513
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,189,440
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,129,300
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	580,145
Hawaii State Housing Finance & Development Corp., Multifamily Housing Halekauwla Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	2,000,000	2,000,220

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A, 2.00%, 10/01/15, (FHLMC Insured)	150,000	151,666
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	572,849
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	588,871
Honolulu City & County Board of Water Supply System Revenue, AMT, Series B, Callable 7/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,444,991
Honolulu City & County Board of Water Supply System Revenue, Series A, 3.00%, 07/01/15	500,000	512,980
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	379,290

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	782,958
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,141,134
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	535,935
Honolulu City & County GO, Series A, 5.00%, 04/01/18	200,000	229,420
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,746,345
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	811,117
Honolulu City & County GO, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/25, (NATL-RE Insured)	1,625,000	1,696,143
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	1,000,000	1,043,780

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	682,287
Honolulu City & County GO, Series B, Prerefunded 07/01/15 at 100, 5.00%, 07/01/18, (NATL-RE Insured)	1,050,000	1,095,969
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,000,000	1,165,540
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	594,660
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,144,310
Honolulu City & County GO, Series C, Callable 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	200,000	208,176
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,144,605
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	781,388
Honolulu City & County GO, Series D, Prerefunded 07/01/15 at 100, 5.00%, 07/01/23, (NATL-RE Insured)	375,000	391,417

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series E, 5.25%, 07/01/15, (NATL-RE Insured)	500,000	523,205
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	559,631
Honolulu City & County Wastewater System Revenue, 5.00%, 07/01/18	1,150,000	1,325,755
Honolulu City & County Wastewater System Revenue, 4.00%, 07/01/19	480,000	540,662
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	905,000	967,499
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	165,197
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	595,735

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	569,380
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,173,720
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,435,262
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,137,489
Honolulu City & County Wastewater System Revenue, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	555,000	579,298
Maui County GO, 4.00%, 06/01/16	500,000	533,500
Maui County GO, Prerefunded 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	90,000	92,496
Maui County GO, 5.00%, 06/01/18	1,000,000	1,149,620
Maui County GO, 5.00%, 06/01/18	300,000	344,277

See accompanying Notes to the Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, 5.00%, 06/01/20	530,000	627,843
Maui County GO, Series A, 3.50%, 07/01/15	200,000	206,116
Maui County GO, Series B, 5.00%, 06/01/18	250,000	286,493
Maui County GO, Unrefunded Portion, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	410,000	420,767
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	554,439
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	669,744
University of Hawaii Revenue, Series A, 5.00%, 10/01/17	1,510,000	1,695,126
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	233,126
University of Hawaii Revenue, Series B-2, 4.00%, 10/01/14	1,500,000	1,509,630

		82,831,216

Idaho — 0.8%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,118,440

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Illinois — 0.2%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	214,037

Indiana — 0.7%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	1,000,433

Iowa — 0.4%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	479,231

Kansas — 1.1%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,610,103

Maryland — 1.2%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,750,425

Massachusetts — 0.8%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,138,180

See accompanying Notes to the Quarterly Portfolio of Investments.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Michigan — 0.3%
Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, Callable 10/01/16 at 100, 5.00%, 10/01/18	365,000	400,168

Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	513,576
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	561,390

		1,074,966

Nevada — 1.9%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	644,951
Nevada System of Higher Education, Series B, Prerefunded 01/01/16 at 100, 5.00%, 07/01/26, (AMBAC Insured)	1,900,000	2,025,989

		2,670,940

New York — 0.4%
New York City GO, Series J, 5.00%, 08/01/18	470,000	542,338

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Ohio — 2.5%
City of Akron, Prerefunded, 06/01/15 at 100, 5.00%, 12/01/15, (AGM Insured)	1,475,000	1,533,631
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,449,099
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	577,506

		3,560,236

Oklahoma — 1.3%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	559,885
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	572,070
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	496,355
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	238,930

		1,867,240

See accompanying Notes to the Quarterly Portfolio of Investments.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Oregon — 0.9%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	108,915
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	529,915
State of Oregon, 5.00%, 08/01/35	625,000	654,881

		1,293,711

Texas — 6.1%
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	509,994
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	916,484
Dallas Independent School District GO, Refunding Series A, 4.00%, 08/15/16, (PSF-GTD Insured)	1,000,000	1,073,480
Dallas Independent School District GO, Refunding Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,180,040
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,192,720

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	677,361
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	1,012,550
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	546,935
University of Texas, Refunding Finance System Revenue, Series B, 5.00%, 08/15/15	400,000	420,044
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,128,390

		8,657,998

Utah — 0.8%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,136,350

See accompanying Notes to the Quarterly Portfolio of Investments.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Virgin Islands — 0.3%
University of The Virgin Islands Improvement Revenue, Series A, Prerefunded 12/01/14 at 100, 5.38%, 06/01/34, (GO OF UNIV Insured)	400,000	406,688

Virginia — 0.8%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,119,130

Washington — 3.0%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,204,250
County of King GO, Refunding, 5.00%, 12/01/19	1,000,000	1,177,810
Klickitat County Public Utility District No 1 Revenue, Series B, Callable 12/01/2016 at 100, 5.25%, 12/01/19, (NATL Insured)	1,500,000	1,645,590
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	220,998

		4,248,648

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Wisconsin — 1.1%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	474,040
Waukesha City GO, Series A, Prerefunded 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	755,000	760,753
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	342,428

		1,577,221

TOTAL MUNICIPAL BONDS (Cost $125,377,309)		126,450,384

See accompanying Notes to the Quarterly Portfolio of Investments.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 10.0%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	14,113,703	14,113,703

TOTAL REGISTERED INVESTMENT COMPANY (Cost $14,113,703)		14,113,703

TOTAL INVESTMENTS - 99.4% (Cost $139,491,012)*		140,564,087
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		895,308

NET ASSETS - 100.0%		$141,459,395

(a)	Floating or variable rate security. Rate disclosed is as of July 31, 2014.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$139,491,012

Gross unrealized appreciation	$1,200,433
Gross unrealized depreciation	(127,358)

Net unrealized appreciation	$1,073,075

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments.

18

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Funds’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

19

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$204,067,429	$—	$204,067,429	$—
Registered Investment Company	9,523,642	9,523,642	—	—

Total	$213,591,071	$9,523,642	$204,067,429	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$126,450,384	$—	$126,450,384	$—
Registered Investment Company	14,113,703	14,113,703	—	—

Total	$140,564,087	$14,113,703	$126,450,384	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

20

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For fair valuations using significant unobservable inputs,U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

21

PEMBERWICK FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 64.5%
Communications — 0.2%
AT&T, Inc.
2.50%, 08/15/2015	$42,000	$42,836
AT&T, Inc.
1.40%, 12/01/2017	15,000	14,933
Cisco Systems, Inc.
2.90%, 11/17/2014	30,000	30,223
Cisco Systems, Inc. 1.10%, 03/03/2017	50,000	50,128
Cisco Systems, Inc.
4.95%, 02/15/2019	25,000	28,199
eBay, Inc.
1.63%, 10/15/2015	35,000	35,484
Walt Disney Co. (The)
0.45%, 12/01/2015	60,000	60,005
Walt Disney Co. (The)
0.88%, 05/30/2017	17,000	16,918

		278,726

Consumer, Cyclical — 0.7%
Daimler Finance North America, LLC
1.38%, 08/01/2017	1,000,000	998,130
Home Depot, Inc. (The)
2.25%, 09/10/2018	30,000	30,577
McDonald’s Corp.
5.30%, 03/15/2017	25,000	27,685
McDonald’s Corp.
5.35%, 03/01/2018	10,000	11,270
Toyota Motor Credit Corp.
1.13%, 05/16/2017	30,000	29,947
Toyota Motor Credit Corp.
2.13%, 07/18/2019	40,000	39,894
Wal-Mart Stores, Inc.
2.25%, 07/08/2015	25,000	25,464
Wal-Mart Stores, Inc.
2.80%, 04/15/2016	100,000	103,835

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Wal-Mart Stores, Inc.
1.00%, 04/21/2017	$30,000	$29,985

		1,296,787

Consumer, Non-cyclical — 0.2%
Coca-Cola Co. (The)
1.50%, 11/15/2015	35,000	35,435
Coca-Cola Co. (The)
1.65%, 03/14/2018	30,000	30,177
GlaxoSmithKline Capital, Inc.
0.70%, 03/18/2016	15,000	15,048
Johnson & Johnson
0.70%, 11/28/2016	54,000	54,070
PepsiCo, Inc.
1.25%, 08/13/2017	50,000	50,038
Procter & Gamble Co. (The)
4.95%, 08/15/2014	75,000	75,098

		259,866

Energy — 0.1%
Chevron Corp.
0.89%, 06/24/2016	20,000	20,096
Halliburton Co.
1.00%, 08/01/2016	70,000	70,377
Occidental Petroleum Corp.
1.50%, 02/15/2018	60,000	59,649
Shell International Finance BV
3.10%, 06/28/2015	50,000	51,284

		201,406

Financial — 61.1%
American Express Credit Corp.
2.75%, 09/15/2015	30,000	30,742

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
American Express Credit Corp.
2.80%, 09/19/2016	$100,000	$103,935
American Express Credit Corp.
1.13%, 06/05/2017	25,000	24,893
Bank of America Corp.
7.75%, 08/15/2015	2,036,000	2,177,879
Bank of America Corp.
3.63%, 03/17/2016	10,000	10,428
Bank of America Corp.
6.50%, 08/01/2016	230,000	253,631
Bank of America Corp.
0.55%, 08/15/2016 (a)	8,000,000	7,936,696
Bank of America Corp.
5.75%, 08/15/2016	8,000,000	8,675,992
Bank of America Corp.
5.63%, 10/14/2016	1,815,000	1,981,837
Bank of America Corp.
0.79%, 05/02/2017 (a)	1,900,000	1,885,900
Bank of America Corp.
6.40%, 08/28/2017	50,000	56,779
Bank of America Corp.
5.75%, 12/01/2017	1,625,000	1,824,382
Bank of America Corp.
1.30%, 03/22/2018 (a)	2,000,000	2,034,044
Bank of America NA
0.51%, 06/15/2016 (a)	3,160,000	3,151,553
Bank of America NA
0.53%, 06/15/2017 (a)	2,000,000	1,978,918
Bank of New York Mellon Corp. (The)
0.70%, 10/23/2015	29,000	29,048

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of New York Mellon Corp. (The)
0.70%, 03/04/2016	$25,000	$25,019
Bank of New York Mellon Corp. (The)
1.30%, 01/25/2018	30,000	29,658
BB&T Corp.
3.20%, 03/15/2016	120,000	124,572
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	17,000	17,453
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	8,000	7,889
BlackRock, Inc.
3.50%, 12/10/2014	40,000	40,461
Caterpillar Financial Services Corp.
2.65%, 04/01/2016	20,000	20,673
Caterpillar Financial Services Corp.
1.63%, 06/01/2017	60,000	60,707
Caterpillar Financial Services Corp.
1.25%, 11/06/2017	15,000	14,915
Charles Schwab Corp. (The)
0.85%, 12/04/2015	55,000	55,194
Citigroup, Inc.
6.38%, 08/12/2014	16,000	16,019
Citigroup, Inc.
0.52%, 11/05/2014 (a)	2,525,000	2,525,535
Citigroup, Inc.
6.01%, 01/15/2015	84,000	86,073
Citigroup, Inc.
0.50%, 06/09/2016 (a)	13,000,000	12,932,738

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Citigroup, Inc.
3.95%, 06/15/2016	$70,000	$73,731
Citigroup, Inc.
4.45%, 01/10/2017	20,000	21,458
Citigroup, Inc.
6.13%, 05/15/2018	50,000	57,228
General Electric Capital Corp.
0.38%, 09/15/2014 (a)	1,400,000	1,400,048
General Electric Capital Corp.
3.50%, 06/29/2015	20,000	20,573
General Electric Capital Corp.
6.90%, 09/15/2015	50,000	53,423
General Electric Capital Corp.
4.38%, 09/21/2015	110,000	114,732
General Electric Capital Corp.
2.25%, 11/09/2015	277,000	282,827
General Electric Capital Corp.
5.40%, 02/15/2017	75,000	82,792
General Electric Capital Corp.
5.63%, 05/01/2018	50,000	56,706
General Electric Capital Corp.
7.13%, 12/29/2049 (a)	1,000,000	1,171,804
Goldman Sachs Group, Inc. (The)
0.73%, 01/12/2015 (a)	3,400,000	3,403,519

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The)
3.30%, 05/03/2015	$1,000,000	$1,020,918
Goldman Sachs Group, Inc. (The)
0.63%, 07/22/2015 (a)	400,000	400,318
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	90,000	92,657
Goldman Sachs Group, Inc. (The)
5.35%, 01/15/2016	50,000	53,221
Goldman Sachs Group, Inc. (The)
3.63%, 02/07/2016	70,000	72,810
Goldman Sachs Group, Inc. (The)
0.68%, 03/22/2016 (a)	4,000,000	4,001,852
Goldman Sachs Group, Inc. (The)
2.23%, 09/20/2016 (a)	1,000,000	1,028,203
Goldman Sachs Group, Inc. (The)
5.75%, 10/01/2016	100,000	109,870
Goldman Sachs Group, Inc. (The)
6.25%, 09/01/2017	30,000	34,012
Goldman Sachs Group, Inc. (The)
1.44%, 04/30/2018 (a)	9,000,000	9,180,810
Goldman Sachs Group, Inc. (The)
1.32%, 11/15/2018 (a)	2,000,000	2,034,774
HSBC Finance Corp.
0.66%, 06/01/2016 (a)	2,000,000	2,001,338

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
John Deere Capital Corp.
1.05%, 10/11/2016	$18,000	$18,082
John Deere Capital Corp.
1.40%, 03/15/2017	50,000	50,463
John Deere Capital Corp.
2.80%, 09/18/2017	15,000	15,677
Morgan Stanley
4.20%, 11/20/2014	250,000	252,735
Morgan Stanley
0.71%, 10/15/2015 (a)	4,000,000	4,011,028
Morgan Stanley
1.48%, 02/25/2016 (a)	942,000	956,247
Morgan Stanley
0.68%, 10/18/2016 (a)	2,500,000	2,505,400
Morgan Stanley
6.25%, 08/28/2017	4,000,000	4,530,908
Morgan Stanley
1.51%, 04/25/2018 (a)	2,000,000	2,053,312
National City Bank
0.58%, 12/15/2016 (a)	4,000,000	3,993,224
National City Bank
0.60%, 06/07/2017 (a)	2,075,000	2,073,072
PACCAR Financial Corp.
1.55%, 09/29/2014	30,000	30,062
State Street Corp.
2.88%, 03/07/2016	10,000	10,360
State Street Corp.
5.38%, 04/30/2017	15,000	16,660
State Street Corp.
1.35%, 05/15/2018	12,000	11,838
Toyota Motor Credit Corp.
3.20%, 06/17/2015	55,000	56,420
Toyota Motor Credit Corp.
2.80%, 01/11/2016	50,000	51,642

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Travelers Cos, Inc. (The)
6.25%, 06/20/2016	$40,000	$44,030
US Bancorp
2.88%, 11/20/2014	75,000	75,587
US Bancorp
3.15%, 03/04/2015	45,000	45,731
US Bancorp
2.45%, 07/27/2015	15,000	15,314
US Bancorp
2.20%, 11/15/2016	15,000	15,428
US Bank NA
0.51%, 10/14/2014 (a)	2,000,000	2,001,160
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,010,706
Wachovia Bank NA
0.62%, 11/03/2014 (a)	5,000,000	5,002,260
Wachovia Corp.
5.63%, 10/15/2016	100,000	109,638
Wells Fargo & Co.
3.63%, 04/15/2015	25,000	25,571
Wells Fargo & Co.
1.50%, 07/01/2015	20,000	20,214
Wells Fargo & Co.
3.68%, 06/15/2016 (b)	200,000	210,479
Wells Fargo & Co.
2.63%, 12/15/2016	2,000,000	2,075,486
Wells Fargo & Co.
1.15%, 06/02/2017	40,000	39,835

		106,211,756

Health Care — 0.0%
Pfizer, Inc.
0.90%, 01/15/2017	50,000	49,881

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — 0.1%
Boeing Co. (The)
0.95%, 05/15/2018	$50,000	$48,675
Emerson Electric Co.
5.00%, 12/15/2014	40,000	40,681
Honeywell International, Inc.
5.30%, 03/01/2018	50,000	56,432
Illinois Tool Works, Inc.
0.90%, 02/25/2017	31,000	30,977

		176,765

Technology — 2.0%
Apple, Inc.
0.45%, 05/03/2016	49,000	48,942
Apple, Inc.
1.05%, 05/05/2017	41,000	40,979
EMC Corp.
1.88%, 06/01/2018	50,000	49,969
Hewlett-Packard Co.
1.17%, 01/14/2019 (a)	1,500,000	1,513,353
Hewlett-Packard Co.
2.75%, 01/14/2019	1,500,000	1,527,599
Intel Corp.
1.95%, 10/01/2016	47,000	48,175
International Business Machines Corp.
0.45%, 05/06/2016	120,000	119,774
Microsoft Corp.
1.00%, 05/01/2018	60,000	58,996
Microsoft Corp.
1.63%, 12/06/2018	30,000	29,942
National Semiconductor Corp.
6.60%, 06/15/2017	25,000	28,741
Oracle Corp.
5.25%, 01/15/2016	60,000	64,067

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Oracle Corp.
2.38%, 01/15/2019	$15,000	$15,227

		3,545,764

Utilities — 0.1%
Duke Energy Carolinas, LLC
5.25%, 01/15/2018	20,000	22,299
Georgia Power Co.
5.25%, 12/15/2015	25,000	26,505
PECO Energy Co.
1.20%, 10/15/2016	28,000	28,192
Southern California Edison Co.
1.13%, 05/01/2017	7,000	6,997
Wisconsin Electric Power Co.
1.70%, 06/15/2018	25,000	24,962

		108,955

TOTAL CORPORATE BONDS AND NOTES (Cost $110,709,300)		112,129,906

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada
2.70%, 06/16/2015	40,000	40,837

TOTAL GOVERNMENT BONDS (Cost $39,997)		40,837

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corporation REMICS — 0.9%
Series 2542, Class ES
5.00%, 12/15/2017	26,172	27,377
Series 2564, Class HJ
5.00%, 02/15/2018	17,615	18,558

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

July31, 2014

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2617, Class TK
4.50%, 05/15/2018	$64,922	$68,050
Series 2617, Class GR
4.50%, 05/15/2018	34,668	36,335
Series 2611, Class UH
4.50%, 05/15/2018	31,970	33,528
Series 2627, Class MC
4.50%, 06/15/2018	54,263	56,955
Series 2649, Class KA
4.50%, 07/15/2018	44,556	46,810
Series 2693, Class PE
4.50%, 10/15/2018	52,988	55,712
Series 2746, Class EG
4.50%, 02/15/2019	58,637	61,671
Series 2780, Class JG
4.50%, 04/15/2019	3,485	3,574
Series 2814, Class GB
5.00%, 06/15/2019	11,238	11,904
Series 2639, Class UG
4.00%, 03/15/2022	2,821	2,825
Series 2639, Class UH
4.25%, 03/15/2022	2,426	2,430
Series 2924, Class EH
5.25%, 03/15/2024	10,772	10,957
Series 2989, Class TG
5.00%, 06/15/2025	68,258	73,992
Series 3002, Class YD
4.50%, 07/15/2025	27,110	29,182
Series 2526, Class FI
1.15%, 02/15/2032(a)	127,923	131,439
Series 2691, Class ME
4.50%, 04/15/2032	15,494	15,689

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2764, Class TE
5.00%, 10/15/2032	$9,976	$10,027
Series 2760, Class PD
5.00%, 12/15/2032	21,562	21,767
Series 2655, Class QA
5.00%, 02/15/2033	3,676	3,771
Series 2827, Class TE
5.00%, 04/15/2033	68,878	70,537
Series 3067, Class PK
5.50%, 05/15/2034	20,634	20,950
Series 2881, Class AE
5.00%, 08/15/2034	34,078	36,068
Series 2933, Class HD
5.50%, 02/15/2035	46,275	51,232
Series 4305, Class KA
3.00%, 03/15/2038	166,900	172,881
Series 3843, Class GH
3.75%, 10/15/2039	126,663	131,697
Series 3786, Class NA
4.50%, 07/15/2040	169,293	183,357
Series 4305, Class A
3.50%, 06/15/2048	171,674	177,067

		1,566,342

Federal National Mortgage Association REMICS — 0.7%
Series 2003-92, Class PE
4.50%, 09/25/2018	48,714	51,188
Series 2003-80, Class YE
4.00%, 06/25/2023	19,455	20,099
Series 2005-40, Class YG
5.00%, 05/25/2025	62,831	67,955
Series 2011-122, Class A
3.00%, 12/25/2025	176,694	181,841

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2007-27, Class MQ
5.50%, 04/25/2027	$17,804	$19,542
Series 2005-12, Class JE
5.00%, 09/25/2033	61,887	62,952
Series 2005-16, Class PE
5.00%, 03/25/2034	20,944	21,590
Series 2005-48, Class AR
5.50%, 02/25/2035	54,421	58,893
Series 2005-62, Class CQ
4.75%, 07/25/2035	26,792	28,344
Series 2005-68, Class PG
5.50%, 08/25/2035	65,181	71,655
Series 2010-64, Class EH
5.00%, 10/25/2035	33,081	34,120
Series 2005-83, Class LA
5.50%, 10/25/2035	38,941	43,280
Series 2014-23, Class PA
3.50%, 08/25/2036	180,000	189,190
Series 2007-39, Class NA
4.25%, 01/25/2037	19,664	20,406
Series 2013-83, Class CA
3.50%, 10/25/2037	155,776	162,768
Series 2009-47, Class PA
4.50%, 07/25/2039	39,878	43,003
Series 2011-113, Class NE
4.00%, 03/25/2040	168,662	177,598

		1,254,424

Government National Mortgage Association — 0.3%
Series 2013-88, Class WA
4.98%, 06/20/2030(a)	136,461	148,285
Series 2002-22, Class GF
6.50%, 03/20/2032	62,367	70,890

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2002-51, Class D
6.00%, 07/20/2032	$78,762	$89,694
Series 2008-50, Class NA
5.50%, 03/16/2037	31,698	33,766
Series 2007-11, Class PE
5.50%, 03/20/2037	52,628	57,929
Series 2013-113, Class UB
3.00%, 11/20/2038	129,177	133,529

		534,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,337,367)		3,354,859

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Bank — 0.3%
3.13%, 03/11/2016	165,000	172,078
4.75%, 12/16/2016	310,000	338,789

		510,867

Federal Home Loan Mortgage Corporation — 2.6%
1.00%, 08/20/2014	450,000	450,195
0.63%, 12/29/2014	700,000	701,402
0.50%, 04/17/2015	200,000	200,480
5.25%, 04/18/2016	400,000	432,446
2.50%, 05/27/2016	580,000	601,104
2.00%, 08/25/2016	1,330,000	1,367,429
0.88%, 02/22/2017	200,000	199,744
5.50%, 04/01/2021
Gold Pool #G11941	59,199	64,653
5.50%, 11/01/2021
Gold Pool #G12454	29,203	31,873

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
5.50%, 04/01/2023
Gold Pool #G13145	$48,311	$53,224
4.00%, 02/01/2026
Gold Pool #J14494	110,054	117,412
4.00%, 06/01/2026
Gold Pool #J15974	40,192	42,878
4.50%, 06/01/2029
Gold Pool #C91251	38,606	41,737
4.50%, 12/01/2029
Gold Pool #C91281	64,131	69,408
4.50%, 04/01/2030
Gold Pool #C91295	36,991	40,031
1.00%, 07/28/2017	150,000	149,739

		4,563,755

Federal National Mortgage Association — 1.8%
5.00%, 12/01/2014
Pool #255598	2,406	2,539
2.38%, 07/28/2015	350,000	357,594
1.63%, 10/26/2015	500,000	508,501
1.50%, 10/28/2015	150,000	152,139
2.25%, 03/15/2016	500,000	514,287
5.00%, 03/15/2016	35,000	37,592
4.88%, 12/15/2016	170,000	186,391
1.13%, 04/27/2017	300,000	301,152
5.38%, 06/12/2017	380,000	427,333
6.00%, 09/01/2019
Pool #735439	11,208	11,795
5.50%, 06/01/2020
Pool #888601	16,971	18,005
5.00%, 05/01/2023
Pool #254762	28,882	31,858

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 01/01/2024
Pool #AD0471	$28,070	$30,941
5.00%, 07/01/2024
Pool #255320	14,885	16,419
5.00%, 12/01/2025
Pool #256045	57,233	63,129
5.50%, 02/01/2028
Pool #257075	40,043	44,803
5.50%, 05/01/2028
Pool #257204	46,356	51,522
4.00%, 08/01/2029
Pool #MA0142	57,626	61,172
5.50%, 04/01/2037
Pool #AD0249	61,854	69,245
7.00%, 04/01/2037
Pool #888366	17,921	19,988
5.00%, 10/01/2039
Pool #AC3237	119,858	133,705

		3,040,110

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,036,698)		8,114,732

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Notes — 23.5%
0.25%, 11/30/2014	2,000,000	2,001,328
0.25%, 02/15/2015	500,000	500,508
0.25%, 03/31/2015	250,000	250,269
0.25%, 05/15/2015	400,000	400,500
0.25%, 08/15/2015	500,000	500,556

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.25%, 09/15/2015	$500,000	$500,508
0.25%, 09/30/2015	300,000	300,293
0.25%, 10/31/2015	750,000	750,498
0.25%, 04/15/2016	800,000	797,984
0.38%, 11/15/2014	680,000	680,624
0.38%, 11/15/2015	900,000	901,793
0.50%, 07/31/2017	490,000	482,229
0.63%, 05/31/2017	890,000	881,552
0.63%, 08/31/2017	1,030,000	1,015,516
0.63%, 09/30/2017	400,000	393,672
0.63%, 11/30/2017	200,000	196,156
0.63%, 04/30/2018	600,000	583,008
0.75%, 06/30/2017	500,000	496,465
0.75%, 10/31/2017	580,000	572,115
0.75%, 12/31/2017	600,000	589,969
0.75%, 02/28/2018	450,000	440,807
0.75%, 03/31/2018	275,000	268,941
0.88%, 11/30/2016	300,000	301,160
0.88%, 12/31/2016	410,000	411,089
0.88%, 01/31/2017	1,830,000	1,833,431
0.88%, 02/28/2017	400,000	400,234
0.88%, 04/30/2017	475,000	474,332
0.88%, 01/31/2018	850,000	837,914
1.00%, 08/31/2016	720,000	726,160
1.00%, 09/30/2016	790,000	796,141
1.00%, 10/31/2016	1,220,000	1,228,625
1.00%, 03/31/2017	1,170,000	1,173,519
1.25%, 08/31/2015	700,000	708,258
1.25%, 09/30/2015	1,400,000	1,417,445
1.25%, 10/31/2015	100,000	101,307
1.25%, 10/31/2018	175,000	172,607

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.25%, 11/30/2018	$200,000	$196,977
1.25%, 01/31/2019	695,000	683,109
1.38%, 11/30/2015	320,000	324,806
1.38%, 02/28/2019	450,000	443,900
1.50%, 06/30/2016	890,000	906,635
1.50%, 07/31/2016	1,050,000	1,069,810
1.50%, 12/31/2018	180,000	178,945
1.75%, 07/31/2015	150,000	152,399
1.75%, 05/31/2016	1,165,000	1,192,351
1.88%, 06/30/2015	200,000	203,195
1.88%, 10/31/2017	275,000	281,166
2.00%, 01/31/2016	250,000	256,377
2.00%, 04/30/2016	835,000	857,881
2.13%, 11/30/2014	500,000	503,427
2.13%, 05/31/2015	550,000	559,174
2.13%, 12/31/2015	400,000	410,500
2.13%, 02/29/2016	515,000	529,484
2.25%, 01/31/2015	1,095,000	1,106,913
2.38%, 02/28/2015	560,000	567,481
2.38%, 03/31/2016	770,000	795,506
2.50%, 04/30/2015	265,000	269,777
2.63%, 12/31/2014	500,000	505,283
2.63%, 04/30/2016	250,000	259,639
3.00%, 09/30/2016	380,000	399,624
3.13%, 10/31/2016	330,000	348,201
3.13%, 01/31/2017	90,000	95,221
3.13%, 04/30/2017	200,000	212,031
3.25%, 12/31/2016	200,000	212,031
4.00%, 02/15/2015	520,000	530,969
4.13%, 05/15/2015	775,000	799,536
4.25%, 08/15/2015	1,400,000	1,459,445

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.38%, 03/31/2016	$500,000	$500,019

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,867,937)		40,899,325

TOTAL INVESTMENTS - 94.6% (Cost $162,991,299)*		164,539,659
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		9,315,858

NET ASSETS - 100.0%		$173,855,517

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2014.

(b)	Multi-Step Coupon. Rate disclosed is as of July 31, 2014.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$162,991,299

Gross unrealized appreciation	$1,679,434
Gross unrealized depreciation	(131,074)

Net unrealized appreciation	$1,548,360

REMICs   Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$112,129,906	$—	$112,129,906	$—
Government Bonds	40,837	—	40,837	—
Collateralized Mortgage Obligations	3,354,859	—	3,354,859	—
U.S. Government Agency Obligations	8,114,732	—	8,114,732	—
U.S. Treasury Obligations	40,899,325	—	40,899,325	—

Total Investments	$164,539,659	$—	$164,539,659	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.1%
Asset Management & Custodian — 2.6%
T. Rowe Price Group, Inc.	111,210	$8,636,569

Back Office Support, HR, and Consulting — 8.8%
Accenture PLC, Class A	191,160	15,155,165
Automatic Data Processing, Inc.	168,307	13,685,042

		28,840,207

Biotechnology — 3.7%
Regeneron Pharmaceuticals, Inc.*	38,305	12,112,807

Communications Technology — 3.7%
QUALCOMM, Inc.	164,181	12,100,140

Computer Services Software & Systems — 18.3%
Gartner, Inc.*	158,380	10,836,360
Google, Inc., Class A*	24,877	14,417,465
Google, Inc., Class C*	24,877	14,219,693
Oracle Corp.	511,593	20,663,241

		60,136,759

Computer Technology — 4.4%
Apple, Inc.	150,081	14,343,241

Financial Data & Systems — 12.0%
FactSet Research Systems, Inc.	90,840	10,912,609
MasterCard, Inc., Class A	86,975	6,449,196
Visa, Inc., Class A	104,372	22,023,536

		39,385,341

Foods — 4.2%
Nestle SA, SP ADR	186,140	13,802,281

Leisure Time — 2.0%
priceline.com, Inc.*	5,270	6,547,712

Metal Fabricating — 2.8%
Fastenal Co.	207,957	9,222,893

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — 15.5%
Abbott Laboratories	511,182	$21,530,986
Allergan, Inc.	177,807	29,491,069

		51,022,055

Producer Durables: Miscellaneous — 3.2%
WW Grainger, Inc.	44,251	10,405,623

Restaurants — 5.3%
Starbucks Corp.	225,552	17,520,879

Specialty Retail — 4.8%
O’Reilly Automotive, Inc.*	29,643	4,446,450
TJX Cos., Inc. (The)	210,566	11,221,062

		15,667,512

Textiles Apparel & Shoes — 5.8%
NIKE, Inc., Class B	246,370	19,002,518

TOTAL COMMON STOCKS (Cost $ 236,717,905)		318,746,537

TOTAL INVESTMENTS - 97.1% (Cost $ 236,717,905)**		318,746,537
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		9,572,944

NET ASSETS - 100.0%		$328,319,481

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$236,717,905

Gross unrealized appreciation	$85,477,570
Gross unrealized depreciation	(3,448,938)

Net unrealized appreciation	$82,028,632

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$318,746,537	$318,746,537	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

3

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.7%
Consumer Discretionary — 19.2%
Advance Auto Parts, Inc.	10,975	$1,329,182
American Public Education, Inc.*	16,000	571,200
Ascena Retail Group, Inc.*	49,475	794,568
AutoNation, Inc.*	15,375	819,795
Carrols Restaurant Group, Inc.*	74,300	557,993
DeVry Education Group, Inc.	16,975	678,491
Fiesta Restaurant Group, Inc.*	58,800	2,668,344
Gildan Activewear, Inc. (Canada)	17,575	1,029,192
GNC Holdings, Inc., Class A	32,175	1,055,662
Rent-A-Center, Inc.	28,500	682,290
Visteon Corp.*	6,875	656,563

		10,843,280

Consumer Staples — 3.0%
Darling International, Inc.*	30,375	568,620
SpartanNash Co.	52,275	1,095,684

		1,664,304

Energy — 5.9%
Golar LNG, Ltd. (Bermuda)	32,000	1,971,520
Noble Corp. (United Kingdom)	22,775	714,452
Ultra Petroleum Corp. (Canada)*	28,475	652,647

		3,338,619

Financials — 10.9%
1st United Bancorp, Inc.	73,100	610,385
Charter Financial Corp.	56,000	613,200
INTL FCStone, Inc.*	63,408	1,242,797
Northrim BanCorp, Inc.	11,700	286,650

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Oppenheimer Holdings, Inc., Class A	18,943	$432,279
Raymond James Financial, Inc.	19,600	998,620
State Bank Financial Corp.	34,000	561,340
Suffolk Bancorp*	16,500	334,125
Synovus Financial Corp.	24,014	565,530
Willis Group Holdings PLC (Ireland)	12,525	510,394

		6,155,320

Health Care — 20.3%
Actavis PLC (Ireland)*	10,382	2,224,447
Alere, Inc.*	51,750	2,070,000
Covidien PLC (Ireland)	20,300	1,756,153
Universal Health Services, Inc., Class B	17,425	1,857,505
Valeant Pharmaceuticals International, Inc. (Canada)*	20,250	2,377,147
Zimmer Holdings, Inc.	11,975	1,198,338

		11,483,590

Industrials — 7.3%
Air Transport Services Group, Inc.*	125,900	965,653
GenCorp, Inc.*	62,450	1,108,487
MSA Safety, Inc.	13,575	702,913
Progressive Waste Solutions Ltd. (Canada)	21,500	539,650
Titan International, Inc.	28,750	428,950
Triumph Group, Inc.	6,085	385,485

		4,131,138

Information Technology — 23.7%
ACI Worldwide, Inc.*	30,000	562,200

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
CA, Inc.	56,537	$1,632,789
Cisco Systems, Inc.	69,275	1,747,808
CoreLogic, Inc.*	25,375	690,200
Electro Rent Corp.	29,180	444,995
Global Cash Access Holdings, Inc.*	89,671	750,546
Imation Corp.*	112,597	362,562
Mentor Graphics Corp	74,625	1,473,844
Progress Software Corp.*	22,762	527,623
QUALCOMM, Inc.	13,830	1,019,271
Quantum Corp.*	536,075	670,094
Quinstreet, Inc.*	129,286	645,137
Symantec Corp.	52,915	1,251,969
VASCO Data Security International, Inc.*	116,325	1,578,530

		13,357,568

Materials — 5.2%
Celanese Corp.	16,525	961,920
Pope Resources LP	14,325	1,002,750
Tronox Ltd., Class A (Australia)	36,325	964,066

		2,928,736

Utilities — 1.2%
National Fuel Gas Co	9,850	678,764

TOTAL COMMON STOCKS (Cost $36,659,185)		54,581,319

Value
TOTAL INVESTMENTS - 96.7% (Cost $36,659,185)**	$54,581,319
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%	1,867,920

NET ASSETS - 100.0%	$56,449,239

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$36,659,185

Gross unrealized appreciation	$19,555,370
Gross unrealized depreciation	(1,633,236)

Net unrealized appreciation	$17,922,134

PLC  Public Limited Company

See the accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$54,581,319	$54,581,319	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Chemicals — 3.4%
The Dow Chemical Co.	22,553	$1,151,782

Commercial Banks — 3.5%
Bank of Montreal (Canada)	15,713	1,171,718

Commercial Services & Supplies — 3.5%
Waste Management, Inc.	26,432	1,186,532

Communications Equipment — 3.5%
Cisco Systems, Inc.	46,163	1,164,692

Computers & Peripherals — 3.5%
Seagate Technology PLC (Ireland)	20,203	1,183,896

Diversified Telecommunication Services — 10.4%
AT&T, Inc.	32,447	1,154,789
BCE, Inc. (Canada)	25,855	1,170,714
Verizon Communications, Inc.	23,149	1,167,173

		3,492,676

Electric Utilities — 7.0%
Duke Energy Corp.	16,150	1,164,900
The Southern Co.	26,905	1,164,717

		2,329,617

Energy Equipment & Services — 3.4%
Ensco PLC (United Kingdom)	22,640	1,146,716

Food Products — 3.3%
Kraft Foods Group, Inc.	20,611	1,104,440

Gas Utilities — 3.5%
AGL Resources, Inc.	22,614	1,167,787

Household Products — 3.5%
Kimberly-Clark Corp.	11,119	1,154,931

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial Conglomerates — 3.5%
General Electric Co.	46,013	$1,157,227

Multiline Retail — 3.5%
Target Corp.	19,618	1,169,037

Oil, Gas & Consumable Fuels — 20.9%
BP PLC, SP ADR	23,814	1,166,172
Buckeye Partners L.P. †	14,552	1,168,380
Enbridge Energy Partners L.P. †	34,265	1,180,429
Energy Transfer Partners L.P. †	20,687	1,153,093
Kinder Morgan, Inc.	31,645	1,138,587
Royal Dutch Shell PLC, ADR	14,661	1,199,710

		7,006,371

Pharmaceuticals — 7.0%
GlaxoSmithKline PLC, SP ADR	24,340	1,177,326
Pfizer, Inc.	40,320	1,157,184

		2,334,510

REIT — 7.2%
Digital Realty Trust, Inc.	19,524	1,257,150
Omega Healthcare Investors, Inc.	31,825	1,162,886

		2,420,036

Software — 3.5%
Microsoft Corp.	27,071	1,168,384

Tobacco — 3.5%
Philip Morris International, Inc.	14,181	1,162,984

TOTAL COMMON STOCKS (Cost $30,923,910)		32,673,336

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

Value
TOTAL INVESTMENTS - 97.6% (Cost $30,923,910)*	$32,673,336

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	790,010

NET ASSETS - 100.0%	$33,463,346

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$30,923,910

Gross unrealized appreciation	$2,069,651
Gross unrealized depreciation	(320,225)

Net unrealized appreciation	$1,749,426

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt
†	Master Limited Partnerships

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$32,673,336	$32,673,336	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SIRIOS FOCUS FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 84.4%
Communications — 15.5%
DISH Network Corp., Class A*	26,278	$1,625,557
Google, Inc., Class A*	833	482,765
Google, Inc., Class C*	1,302	744,223
Telefonica Deutschland Holding AG (Germany)	86,735	682,219
Time Warner, Inc.	27,381	2,273,171
T-Mobile US, Inc.*	44,908	1,479,270
Verizon Communications, Inc.	25,685	1,295,038
Viacom, Inc., Class B	15,865	1,311,560

		9,893,803

Consumer Discretionary — 11.4%
AutoNation, Inc.*	51,790	2,761,443
Carnival Corp. (Panama)	36,764	1,331,592
Mohawk Industries, Inc.*	2,475	308,806
Penske Automotive Group, Inc.	13,634	633,299
Service Corp. International	52,483	1,102,143
Whirlpool Corp.	8,010	1,142,546

		7,279,829

Consumer Staples — 5.3%
Constellation Brands, Inc., Class A*	40,272	3,353,047

Financials — 20.5%
Bank of America Corp.	194,525	2,966,506
CBRE Group, Inc., Class A*	34,693	1,069,932
Colony Financial, Inc. REIT	60,984	1,350,796
Comerica, Inc.	38,244	1,922,143
Discover Financial Services	5,200	317,512
JPMorgan Chase & Co.	23,279	1,342,500
KeyCorp	110,178	1,491,810

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
NorthStar Realty Finance Corp. REIT	48,625	$782,862
Signature Bank*	16,487	1,885,948

		13,130,009

Health Care — 11.6%
Gilead Sciences, Inc.*	14,777	1,352,834
HCA Holdings, Inc.*	14,505	947,322
Merck & Co., Inc.	11,111	630,438
Tenet Healthcare Corp.*	25,843	1,363,735
Universal Health Services, Inc., Class B	9,159	976,349
Valeant Pharmaceuticals International, Inc. (Canada)*	18,468	2,167,959

		7,438,637

Industrials — 16.2%
Acuity Brands, Inc.	12,072	1,294,963
Airbus Group NV (France)	24,169	1,403,278
Greenbrier Cos, Inc. (The)	9,310	600,030
Kansas City Southern	8,483	925,156
Old Dominion Freight Line, Inc.*	21,520	1,366,090
Precision Castparts Corp.	12,740	2,914,912
Saia, Inc.*	11,111	507,217
Union Pacific Corp.	13,628	1,339,769

		10,351,415

Materials — 3.9%
E.I. du Pont de Nemours & Co.	19,157	1,231,987

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

July 31, 2014

Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sherwin-Williams Co. (The)	6,158	$1,269,964

		2,501,951

TOTAL COMMON STOCKS (Cost $52,293,270)		53,948,691

WARRANTS — 0.5%
United States — 0.5%
JPMorgan Chase & Co., strike price @ $42.42, Expires 10/28/18*	16,488	311,293

TOTAL WARRANTS (Cost $291,074)		311,293

SHORT-TERM INVESTMENTS — 18.6%
Money Market Fund — 8.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	5,411,960	5,411,960

	Par Value
U.S. Treasury Obligations — 10.1%
U.S. Treasury Bill 0.06%03/05/2015(b)	$6,500,000	6,497,562

TOTAL SHORT-TERM INVESTMENTS (Cost $11,909,787)		11,909,522

Value
TOTAL INVESTMENTS - 103.5% (Cost $64,494,131)**	$66,169,506
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(2,251,542)

NET ASSETS - 100.0%	$63,917,964

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$64,494,131

Gross unrealized appreciation	$2,994,338
Gross unrealized depreciation	(1,318,963)

Net unrealized appreciation	$1,675,375

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2014.
(b)	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

Forward foreign currency contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Settle Date	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	417,000	USD	569,083	09/18/14	BNY	$(10,610)
GBP	1,332,000	USD	2,251,843	09/18/14	BNY	(3,974)
USD	2,440,767	EUR	1,783,000	09/18/14	BNY	52,861
USD	250,670	EUR	184,000	09/18/14	BNY	4,245
USD	2,241,623	GBP	1,332,000	09/18/14	BNY	(6,246)

Net unrealized appreciation on forward foreign currency contracts:						$36,276

Legend
BNY	Bank of New York Mellon
EUR	Euro
GBP	British Pound
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Focus Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The fair values of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$53,948,691	$53,948,691	$—	$—
Warrants	311,293	311,293	—	—
Short-Term Investments	11,909,522	5,411,960	6,497,562	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	57,106	—	57,106	—

Total Assets	$66,226,612	$59,671,944	$6,554,668	$—

Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(20,830)	$—	$(20,830)	$—

Total Liabilities	$(20,830)	$—	$(20,830)	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

5

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 20.5%
Coach, Inc.	13,585	$469,498
Gamestop Corp., Class A	15,575	653,683
L Brands, Inc.	11,773	682,481
Mattel, Inc.	17,389	616,005
McDonald’s Corp.	6,883	650,856
Omnicom Group, Inc.	9,599	671,834
Tupperware Brands Corp.	7,970	580,057

		4,324,414

Consumer Staples — 25.6%
Altria Group, Inc.	17,570	713,342
Coca-Cola Co. (The)	17,026	668,951
Dr Pepper Snapple Group, Inc.	12,316	723,688
Kellogg Co.	10,144	606,915
Kraft Foods Group, Inc.	11,412	611,512
Lorillard, Inc.	12,316	744,872
Philip Morris International, Inc.	7,970	653,620
Reynolds American, Inc.	12,316	687,849

		5,410,749

Energy — 10.0%
Chevron Corp.	5,616	725,812
CVR Energy, Inc.	14,672	690,758
PBF Energy, Inc., Class A	25,719	696,985

		2,113,555

Health Care — 6.2%
Merck & Co., Inc.	12,134	688,483
Pfizer, Inc.	21,375	613,462

		1,301,945

Industrials — 5.0%
General Electric Co.	25,719	646,833

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
RR Donnelley & Sons Co.	23,545	$408,741

		1,055,574

Information Technology — 21.5%
Apple, Inc.	8,874	848,088
CA, Inc.	21,375	617,310
Cisco Systems, Inc.	29,161	735,732
Intel Corp.	25,177	853,248
Lexmark International, Inc., Class A	14,490	695,955
Symantec Corp.	32,785	775,693

		4,526,026

Telecommunication Services — 10.6%
AT&T, Inc.	18,656	663,967
Verizon Communications, Inc.	13,585	684,956
Windstream Holdings, Inc.	76,798	880,105
		2,229,028

TOTAL COMMON STOCKS (Cost $21,267,004)		20,961,291

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%, (a)	389,882	$389,882

TOTAL SHORT-TERM INVESTMENT (Cost $389,882)		389,882

TOTAL INVESTMENTS - 101.3% (Cost $21,656,886)(b)		21,351,173
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(264,134)

NET ASSETS - 100.0%		$21,087,039

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2014.
(b)	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$21,656,886

Gross unrealized appreciation	$344,380
Gross unrealized depreciation	(650,093)

Net unrealized depreciation	$(305,713)

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,961,291	$20,961,291	$—	$—
Short-Term Investment	389,882	389,882	—	—

Total Investments	$21,351,173	$21,351,173	$—	$—

*   Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

4

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.3%
Australia — 4.9%
BHP Billiton, Ltd., SP ADR	286,705	$20,381,858

Bermuda — 5.1%
Bunge, Ltd.	27,765	2,188,993
Nabors Industries Ltd.	605,157	16,436,064
PartnerRe Ltd.	26,155	2,729,536

		21,354,593

Brazil — 2.3%
Vale SA, SP ADR	682,320	9,791,292

Canada — 27.9%
Agrium, Inc	100,265	9,132,136
Brookfield Asset Management, Inc., Class A	100,310	4,478,842
Canadian National Railway Co.	312,040	20,856,754
Canadian Natural Resources, Ltd.	396,000	17,265,600
Canadian Pacific Railway, Ltd.	163,750	31,104,312
Ensign Energy Services, Inc.	44,810	722,785
Finning International, Inc.	21,775	622,715
Manulife Financial Corp.	45,730	933,349
Potash Corp. of Saskatchewan, Inc.	286,680	10,174,273
Suncor Energy, Inc.	455,320	18,699,992
Talisman Energy, Inc.	55,020	574,959
Teck Resources, Ltd., Class B	111,925	2,681,723

		117,247,440

Curacao — 6.0%
Schlumberger, Ltd.	230,670	25,002,321

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — 0.2%
AXA SA, SP ADR	43,165	$992,363

Germany — 2.7%
BASF SE, SP ADR	109,830	11,339,948

Ireland — 11.6%
Allegion PLC	58,860	3,027,170
Eaton Corp. PLC	154,856	10,517,820
Ingersoll-Rand PLC	176,580	10,381,138
Weatherford International PLC*	1,105,310	24,725,785

		48,651,913

Luxembourg — 3.7%
Tenaris SA, ADR	359,295	15,438,906

Netherlands — 4.8%
Core Laboratories NV	84,300	12,344,049
Unilever NV, NY Shares	188,275	7,743,751

		20,087,800

Norway — 0.2%
Yara International ASA, ADR	16,160	738,964

Switzerland — 7.7%
Nestle SA, SP ADR	224,070	16,614,791
Novartis AG, ADR	148,605	12,919,719
Syngenta AG, ADR	24,850	1,762,859
UBS AG	59,035	1,013,631

		32,311,000

United Kingdom — 16.2%
British American Tobacco PLC, SP ADR	96,560	11,336,144
Diageo PLC, SP ADR	125,150	15,045,533
Ensco PLC, Class A	124,800	6,321,120
Noble Corp. PLC	443,455	13,911,183

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	369,610	$21,174,957

		67,788,937

TOTAL COMMON STOCKS (Cost $296,405,276)**		391,127,335

TOTAL INVESTMENTS - 93.3% (Cost $296,405,276)		391,127,335
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%		28,305,205

NET ASSETS - 100.0%		$419,432,540

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$296,405,276

Gross unrealized appreciation	$105,248,443
Gross unrealized depreciation	(10,526,384)

Net unrealized appreciation	$94,722,059

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$391,127,335	$391,127,335	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.6%
Australia — 4.4%
Domino’s Pizza Enterprises, Ltd.	139	$2,763
G8 Education, Ltd.	599	2,735
iiNET, Ltd.	324	2,268
Sirtex Medical, Ltd.	163	2,827
Slater & Gordon, Ltd.	451	2,074
Vocus Communications, Ltd.	513	2,420

		15,087

Belgium — 0.8%
Arseus NV	52	2,806

Brazil — 2.7%
GAEC Educacao SA	201	2,554
Linx SA	100	2,393
Ser Educacional SA	201	2,154
Smiles SA	122	2,118

		9,219

Canada — 9.4%
AutoCanada, Inc.	34	2,260
Badger Daylighting, Ltd.	85	2,488
Bankers Petroleum, Ltd.*	355	2,006
CanElson Drilling, Inc.	353	2,473
Canyon Services Group, Inc.	146	2,100
DeeThree Exploration, Ltd.*	204	2,144
Gear Energy, Ltd.*	422	2,175
Linamar Corp.	50	2,722
NuVista Energy, Ltd.*	204	1,873
Raging River Exploration, Inc.*	290	2,513
RMP Energy, Inc.*	353	2,541
Sandvine Corp.*	664	2,180
ShawCor, Ltd.	43	2,177

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
TransForce, Inc.	91	$2,301

		31,953

China — 3.2%
21Vianet Group, Inc. ADR*	96	2,672
Huadian Fuxin Energy Corp, Ltd., Class H	5,181	2,637
Sinotrans Ltd., Class H	4,619	2,861
Sunac China Holdings, Ltd.	3,217	2,634

		10,804

Denmark — 0.6%
NKT Holding AS	32	2,012

Germany — 5.0%
CANCOM SE	54	2,502
Cewe Stiftung & Co., KGAA	30	2,028
Dialog Semiconductor PLC*	81	2,463
Grammer AG	44	2,152
KUKA AG	39	2,163
Manz AG*	19	1,758
Nordex SE*	98	1,782
Sixt SE	58	2,034

		16,882

Greece — 0.7%
FF Group*	55	2,300

Hong Kong — 2.2%
EVA Precision Industrial Holdings, Ltd.	10,119	2,365
PAX Global Technology, Ltd.*	3,810	2,921
TCL Communication Technology Holdings, Ltd.	1,650	2,054

		7,340

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Indonesia — 3.4%
Bumitama Agri, Ltd.	2,743	$2,699
Elnusa Tbk PT	41,297	2,375
Pembangunan Perumahan Persero Tbk PT	12,419	2,379
Siloam International Hospitals Tbk PT*	1,890	2,334
Vale Indonesia Tbk PT	5,778	1,972

		11,759

Ireland — 0.7%
Greencore Group PLC	562	2,508

Israel — 1.9%
Frutarom Industries, Ltd.	91	2,260
Sapiens International Corp NV*	272	1,964
Tower Semiconductor, Ltd.*	215	2,174

		6,398

Italy — 0.8%
Brembo SpA	74	2,723

Japan — 19.2%
Bunka Shutter Co., Ltd.	290	2,475
Calsonic Kansei Corp.	362	2,381
Canon Marketing Japan, Inc.	129	2,628
CYBERDYNE, Inc.*	72	2,553
Dip Corp.	66	2,817
Fujitsu General, Ltd.	177	2,443
FULLCAST Holdings Co., Ltd.	557	2,104
Gulliver International Co., Ltd.	245	2,246
Harmonic Drive Systems, Inc.	51	1,953
Hoshizaki Electric Co., Ltd.	51	2,597

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Kobe Bussan Co., Ltd.	66	$2,012
Kose Corp.	59	2,454
Kura Corp.	94	2,493
Mabuchi Motor Co., Ltd.	29	2,287
Marvelous, Inc.	209	3,060
Nifco, Inc.	70	2,301
Nippon Light Metal Holdings Co., Ltd.	1,273	2,178
Nissan Chemical Industries, Ltd.	120	2,200
Outsourcing, Inc.	135	1,713
Pigeon Corp.	43	2,470
Sanken Electric Co., Ltd.	270	2,185
SMS Co., Ltd.	78	1,888
Sohgo Security Services Co., Ltd.	89	2,022
Tabuchi Electric Co., Ltd.	255	2,514
Teikoku Sen-I Co., Ltd.	116	2,323
Topcon Corp.	107	2,445
Toyo Tire & Rubber Co., Ltd.	133	2,406
Trancom Co., Ltd.	54	2,146

		65,294

Luxembourg — 1.4%
APERAM*	72	2,423
Eurofins Scientific SE	8	2,385

		4,808

Malaysia — 1.6%
Cahya Mata Sarawak Bhd	2,239	2,751
Inari Amertron Bhd	2,809	2,799

		5,550

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — 1.5%
Gruma SAB de CV, Class B*	273	$2,996
Megacable Holdings SAB de CV	513	2,217

		5,213

Netherlands — 1.5%
BE Semiconductor Industries NV	135	2,252
Constellium NV, Class A*	96	2,782

		5,034

Norway — 1.2%
Nordic Semiconductor ASA*	362	1,947
Opera Software ASA	186	2,180

		4,127

Philippines — 0.8%
Nickel Asia Corp.	3,326	2,737

Singapore — 0.7%
Singapore Post, Ltd.	1,759	2,482

South Africa — 0.6%
Pick n Pay Stores Ltd.	364	1,983

South Korea — 14.7%
Asia Cement Co., Ltd.	19	2,018
Cell Biotech Co., Ltd.	69	2,516
CJ Korea Express Co., Ltd.*	18	2,358
DNF Co., Ltd.*	138	2,116
Easy Bio., Inc.	317	2,183
Halla Visteon Climate Control Corp.	47	2,318
Hanjin Kal Corp.*	83	2,086
Hanssem Co., Ltd.	30	2,724
Huons Co., Ltd.	63	2,723
Hyundai Hysco Co., Ltd.	37	2,962

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
LEENO Industrial, Inc.	87	$3,018
LG Hausys Ltd.	14	2,563
Naturalendo Tech Co., Ltd.*	30	2,326
Nice Information & Telecommunication, Inc.	131	2,728
SAMHWA Paints Industrial Co., Ltd.	159	2,359
SEWOONMEDICAL Co., Ltd.	312	2,172
TES Co., Ltd.	148	1,928
Tovis Co., Ltd.	192	2,562
Vieworks Co., Ltd.	74	2,141
ViroMed Co., Ltd.*	45	2,291
Woory Industrial Co., Ltd.	138	1,892

		49,984

Sweden — 2.9%
BillerudKorsnas AB	170	2,511
Haldex AB	188	2,480
Net Entertainment NE AB, Class B	110	2,738
Nibe Industrier AB, Class B	76	2,035

		9,764

Switzerland — 1.7%
Forbo Holding AG	3	2,933
U-Blox AG	22	2,847

		5,780

Taiwan — 9.4%
Casetek Holdings, Ltd.	335	1,924
Depo Auto Parts Ind Co., Ltd.	488	1,918
E-Lead Electronic Co., Ltd.	803	1,825
Everspring Industry Co., Ltd.	1,577	2,197

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Hu Lane Associate, Inc.	606	$2,372
King Slide Works Co., Ltd.	157	2,078
Macauto Industrial Co., Ltd.	546	2,409
Micro-Star International Co., Ltd.	1,561	2,392
Namchow Chemical Industrial Co., Ltd.	989	2,256
Primax Electronics Ltd.	1,656	2,556
Qisda Corp.*	5,682	2,803
Syncmold Enterprise Corp.	1,047	2,419
Teco Electric And Machinery Co., Ltd.	1,734	2,198
YCC Parts Manufacturing Co., Ltd.	875	2,801

		32,148

Thailand — 1.6%
Delta Electronics Thailand PCL	1,370	2,634
KCE Electronics PCL	2,220	2,850

		5,484

Turkey — 0.6%
Petkim Petrokimya Holding AS	1,354	2,153

United Kingdom — 1.4%
Bank of Georgia Holdings PLC.	58	2,377
Navigator Holdings, Ltd.*	80	2,228

		4,605

TOTAL COMMON STOCKS (Cost $329,250)		328,937

	Number of Shares	Value
PREFERRED STOCK — 0.6%
Germany — 0.6%
Jungheinrich AG	33	$2,010

TOTAL PREFERRED STOCK (Cost $2,324)		2,010

REGISTERED INVESTMENT COMPANY — 8.3%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	28,418	28,418

TOTAL REGISTERED INVESTMENT COMPANY (Cost $28,418)		28,418

TOTAL INVESTMENTS - 105.5% (Cost $359,992)**		359,365
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%		(18,642)

NET ASSETS - 100.0%		$340,723

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$359,992

Gross unrealized appreciation	$12,262
Gross unrealized depreciation	(12,889)

Net unrealized depreciation	$(627)

Legend:
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

4

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.3%
Brazil — 6.1%
Estacio Participacoes SA	228	$2,829
GAEC Educacao SA	245	3,113
Linx SA	114	2,728
Marfrig Global Foods SA*	942	2,740
Qualicorp SA*	227	2,647
Sao Martinho SA	172	2,778
Ser Educacional SA	235	2,518
Smiles SA	153	2,656

		22,009

China — 8.0%
China Animal Healthcare, Ltd.	4,209	2,764
China Singyes Solar Technologies Holdings, Ltd.	1,887	2,750
Guotai Junan International Holdings, Ltd.	4,326	3,206
Hollysys Automation Technologies Ltd.*	130	2,870
Huadian Fuxin Energy Corp, Ltd., Class H	5,719	2,910
Sinotrans Ltd., Class H	4,927	3,051
Sunac China Holdings, Ltd.	3,588	2,938
Sunny Optical Technology Group Co., Ltd.	2,053	2,700
Tianjin Capital Environmental Protection Group Co, Ltd., Class H	4,101	2,909
Wasion Group Holdings, Ltd.	3,425	2,713

		28,811

Greece — 0.8%
FF Group*	66	2,760

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hong Kong — 2.4%
Blue Sky Power Holdings, Ltd.*	6,272	$2,589
EVA Precision Industrial Holdings, Ltd.	11,951	2,793
PAX Global Technology, Ltd.*	4,453	3,413

		8,795

India — 0.7%
MakeMyTrip Ltd.*	83	2,512

Indonesia — 3.1%
Bumitama Agri, Ltd.	2,951	2,903
Pembangunan Perumahan Persero Tbk PT	15,663	3,001
Siloam International Hospitals Tbk PT*	2,474	3,056
Vale Indonesia Tbk PT	6,822	2,329

		11,289

Malaysia — 4.1%
Cahya Mata Sarawak Bhd	2,411	2,962
Dialog Group Bhd	4,669	2,717
Eastern & Oriental Bhd	3,408	3,104
Inari Amertron Bhd	2,968	2,957
KNM Group Bhd*	8,848	2,921

		14,661

Mexico — 4.7%
Alsea SAB de CV*	857	2,928
Gruma SAB de CV, Class B*	273	2,996
Grupo Aeroportuario del Pacifico SAB de CV, Class B	406	2,732

See accompanying Notes to the Quarterly Portfolio of Investments.

5

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Financiero Interacciones SA de CV, Class O	384	$2,788
Infraestructura Energetica Nova SAB de CV	473	2,676
Megacable Holdings SAB de CV	653	2,822

		16,942

Philippines — 3.1%
D&L Industries, Inc.	12,684	3,168
Jollibee Foods Corp.	609	2,469
Nickel Asia Corp.	3,819	3,142
Semirara Mining Corp.	276	2,227

		11,006

South Africa — 8.0%
Brait SE*	518	3,613
Coronation Fund Managers Ltd.	299	2,729
Mondi Ltd.	148	2,603
Mr Price Group Ltd.	158	2,984
Netcare Ltd.	1,191	3,419
Omnia Holdings, Ltd.	130	2,813
Pick n Pay Stores Ltd.	442	2,408
Rand Merchant Insurance Holdings, Ltd.	870	2,527
Super Group Ltd.*	993	2,782
Telkom SA SOC Ltd.*	612	2,825

		28,703

South Korea — 23.9%
AK Holdings, Inc.	39	2,287
Asia Cement Co., Ltd.	25	2,655
Byucksan Corp.	646	2,756
Cell Biotech Co., Ltd.	77	2,807

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
CJ Korea Express Co., Ltd.*	21	$2,752
Coway Co., Ltd.	35	3,017
Easy Bio., Inc.	375	2,582
Farmsco*	214	2,884
Halla Visteon Climate Control Corp.	55	2,712
Hanjin Kal Corp.*	99	2,488
Hansae Co., Ltd.	110	2,878
Hanssem Co., Ltd.	31	2,815
Hyundai Hysco Co., Ltd.	39	3,122
iMarketKorea, Inc.	82	2,524
Korea Kolmar Co., Ltd.	64	3,032
Kyung-In Synthetic Corp.	426	2,922
LEENO Industrial, Inc.	90	3,122
LG Hausys Ltd.	17	3,113
Lotte Chilsung Beverage Co., Ltd.	1	1,803
Lutronic Corp.*	138	2,656
MDS Technology Co., Ltd.	144	3,176
Muhak Co., Ltd.*	93	3,153
Naturalendo Tech Co., Ltd.*	38	2,946
Nice Information & Telecommunication, Inc.	150	3,124
Paradise Co., Ltd.	82	2,649
SAMHWA Paints Industrial Co., Ltd.	190	2,818
Samlip General Foods Co., Ltd.	30	2,706
SEWOONMEDICAL Co., Ltd.	391	2,722
Vieworks Co., Ltd.	98	2,836
ViroMed Co., Ltd.*	52	2,647
Woory Industrial Co., Ltd.	173	2,372

		86,076

See accompanying Notes to the Quarterly Portfolio of Investments.

6

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — 20.9%
AcBel Polytech, Inc.	1,865	$3,004
Advantech Co., Ltd.	402	3,128
Basso Industry Corp.	1,821	2,913
Casetek Holdings, Ltd.	422	2,424
Champion Microelectronic Corp.	885	2,680
Charoen Pokphand Enterprise	2,950	2,770
Chen Full International Co., Ltd.	2,071	2,657
Chroma ATE Inc.	921	2,441
E-Lead Electronic Co., Ltd.	1,069	2,429
Flytech Technology Co., Ltd.	554	2,528
Giant Manufacturing Co., Ltd.	310	2,543
Hu Lane Associate, Inc.	704	2,755
King Slide Works Co., Ltd.	214	2,832
King Yuan Electronics Co., Ltd.	2,814	2,305
Medigen Biotechnology Corp.*	193	2,076
Namchow Chemical Industrial Co., Ltd.	1,176	2,683
Nan Ya Printed Circuit Board Corp.*	1,644	2,548
Posiflex Technology Inc.	535	3,242
Primax Electronics Ltd.	1,959	3,023
Qisda Corp.*	5,485	2,705
Sinbon Electronics Co., Ltd.	1,781	2,815
Swancor Ind Co., Ltd.	639	2,211
Syncmold Enterprise Corp.	1,239	2,862
TaiDoc Technology Corp.	755	2,585

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Teco Electric And Machinery Co., Ltd.	2,286	$2,898
Tung Thih Electronic Co., Ltd.	665	2,353
Vanguard International Semiconductor Corp.	1,793	2,566
YCC Parts Manufacturing Co., Ltd.	1,000	3,201

		75,177

Thailand — 7.4%
Bumrungrad Hospital PCL	831	3,103
Delta Electronics Thailand PCL	1,576	3,030
Hana Microelectronics PCL	2,645	3,048
Ichitan Group PCL*	3,431	2,805
KCE Electronics PCL	2,373	3,047
Minor International PCL	2,694	2,696
MK Restaurants Group PCL	1,518	3,031
Quality Houses PCL	22,522	2,737
Supalai PCL	3,983	2,956

		26,453

Turkey — 2.1%
Petkim Petrokimya Holding AS	1,702	2,707
TAV Havalimanlari Holding AS	277	2,273
Turk Traktor ve Ziraat Makineleri AS	78	2,740

		7,720

TOTAL COMMON STOCKS (Cost $340,930)		342,914

See accompanying Notes to the Quarterly Portfolio of Investments.

7

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.9%
India — 0.9%
Market Vectors India Small-Cap Index ETF	70	$3,211

TOTAL EXCHANGE TRADED FUNDS (Cost $3,516)		3,211

RIGHTS — 0.0%
AK Holdings, Inc	3	31

TOTAL (Cost $0)		31

REGISTERED INVESTMENT COMPANY — 8.5%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	30,441	30,441

TOTAL REGISTERED INVESTMENT COMPANY (Cost $30,441)		30,441

TOTAL INVESTMENTS - 104.7% (Cost $374,887)**		376,597
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%		(16,957)

NET ASSETS - 100.0%		$359,640

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$374,887

Gross unrealized appreciation	$12,462
Gross unrealized depreciation	(10,752)

Net unrealized appreciation	$1,710

See accompanying Notes to the Quarterly Portfolio of Investments.

8

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/EAM Emerging Markets Small Cap Equity Fund and International Small Cap Equity Fund (The “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

9

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ investments carried at fair value:

WHV/EAM International Small Cap Equity Fund	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$15,087	$—	$15,087	$—
Belgium	2,806	—	2,806	—
Brazil	9,219	9,219	—	—
Canada	31,953	31,953	—	—
China	10,804	2,672	8,132	—
Denmark	2,012	—	2,012	—
Germany	16,882	2,028	14,854	—
Greece	2,300	—	2,300	—
Hong Kong	7,340	—	7,340	—
Indonesia	11,759	2,334	9,425	—
Ireland	2,508	2,508	—	—
Israel	6,398	4,138	2,260	—
Italy	2,723	2,723	—	—
Japan	65,294	—	65,294	—
Luxembourg	4,808	—	4,808	—
Malaysia	5,550	—	5,550	—
Mexico	5,213	5,213	—	—
Netherlands	5,034	2,782	2,252	—
Norway	4,127	—	4,127	—
Philippines	2,737	—	2,737	—
Singapore	2,482	2,482	—	—
South Africa	1,983	—	1,983	—
South Korea	49,984	—	49,984	—
Sweeden	9,764	2,480	7,284	—
Switzerland	5,780	2,933	2,847	—
Taiwan	32,148	—	32,148	—
Thailand	5,484	—	5,484	—
Turkey	2,153	—	2,153	—

10

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2014

(Unaudited)

WHV/EAM International Small Cap Equity Fund	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
United Kingdom	$4,605	$2,228	$2,377	$—
Preferred Stock	2,010	—	2,010	—
Registered Investment Company	28,418	28,418	—	—

Total Investments in Securities	$359,365	$104,111	$255,254	$—

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$22,009	$22,009	$—	$—
China	28,811	2,870	25,941	—
Greece	2,760	—	2,760	—
Hong Kong	8,795	—	8,795	—
India	2,512	2,512	—	—
Indonesia	11,289	3,056	8,233	—
Malaysia	14,661	2,717	11,944	—
Mexico	16,942	16,942	—	—
Philippines	11,006	—	11,006	—
South Africa	28,703	6,426	22,277	—
South Korea	86,076	1,803	84,273	—
Taiwan	75,177	—	75,177	—
Thailand	26,453	5,853	20,600	—
Turkey	7,720	—	7,720	—
Exchange Traded Fund	3,211	3,211	—	—
Rights	31	31	—	—
Registered Investment Company	30,441	30,441	—	—

Total Investments in Securities	$376,597	$97,871	$278,726	$—

11

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Auto Components — 2.1%
Superior Industries International, Inc.	12,685	$237,336

Biotechnology — 6.0%
Emergent Biosolutions, Inc.*	10,250	225,500
Myriad Genetics, Inc.*	5,065	182,846
PDL BioPharma, Inc.	28,490	267,236

		675,582

Capital Markets — 2.6%
Investment Technology Group, Inc.*	15,820	289,348

Commercial Banks — 10.1%
Centerstate Banks, Inc.	13,160	137,127
International Bancshares Corp.	6,160	156,156
National Bank Holdings Corp., Class A	8,565	169,673
OFG Bancorp	12,305	196,388
Popular, Inc.*	8,115	258,868
Republic Bancorp, Inc., Class A	9,190	213,759

		1,131,971

Commercial Services & Supplies — 2.2%
Quad/Graphics, Inc.	11,630	245,626

Electronic Equipment, Instruments & Components — 10.7%
AVX Corp.	15,785	214,676
Celestica, Inc. (Canada)*	18,805	201,778
Fabrinet (Cayman Islands)*	13,925	259,005
Multi-Fineline Electronix, Inc.*	19,727	192,536
Nam Tai Property, Inc.	26,475	188,767
Vishay Intertechnology, Inc.	9,315	137,210

		1,193,972

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy Equipment & Services — 5.5%
Helix Energy Solutions Group, Inc.*	7,585	$192,887
Hercules Offshore, Inc.*	51,050	180,207
McDermott International, Inc. (Panama)*	32,690	238,637

		611,731

Health Care Equipment & Supplies — 1.9%
PhotoMedex, Inc.*	19,700	212,563

Health Care Providers & Services — 4.5%
Magellan Health Services, Inc.*	4,005	230,688
Triple-S Management Corp., Class B*	15,805	273,110

		503,798

Hotels, Restaurants & Leisure — 2.6%
Biglari Holdings, Inc.*	675	286,882

Insurance — 3.5%
FBL Financial Group, Inc., Class A	4,325	185,024
Maiden Holdings Ltd. (Bermuda)	17,915	205,664

		390,688

Internet Software & Services — 2.4%
j2 Global, Inc.	5,465	267,348

IT Services — 2.0%
Sykes Enterprises, Inc.*	10,660	220,662

Machinery — 2.6%
Freightcar America, Inc.	6,725	145,126
Kadant, Inc.	3,720	141,881

		287,007

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Metals & Mining — 3.2%
Nevsun Resources Ltd. (Canada)	93,390	$354,882

Oil, Gas & Consumable Fuels — 3.6%
Stone Energy Corp.*	4,425	168,371
VAALCO Energy, Inc.*	33,135	228,631

		397,002

Professional Services — 1.6%
Barrett Business Services, Inc.	3,180	181,514

Real Estate Investment Trusts (REITs) — 5.4%
Anworth Mortgage Asset Corp.	37,325	189,611
ARMOUR Residential REIT, Inc.	26,440	111,312
Hatteras Financial Corp.	5,785	110,783
Redwood Trust, Inc.	9,985	189,515

		601,221

Semiconductors & Semiconductor Equipment — 7.9%
ChipMOS Technologies Bermuda Ltd. (Bermuda)	10,160	238,963
Kulicke & Soffa Industries, Inc.*	18,900	257,418
Nova Measuring Instruments Ltd. (Israel)*	14,950	151,444
OmniVision Technologies, Inc.*	10,475	234,640

		882,465

Software — 1.8%
Tivo, Inc.*	15,065	202,775

Specialty Retail — 4.1%
Outerwall, Inc.*	4,720	259,694

	Number of Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — (Continued)
Systemax, Inc.*	14,590	$199,445

		459,139

Technology Hardware, Storage & Peripherals — 2.1%
QLogic Corp.*	26,060	237,146

Thrifts & Mortgage Finance — 6.1%
Astoria Financial Corp.	14,075	181,286
Charter Financial Corp.	15,285	167,371
Clifton Bancorp, Inc.	14,701	181,704
Northfield Bancorp, Inc.	11,555	147,442

		677,803

Wireless Telecommunication Services — 2.3%
Spok Holdings, Inc	17,155	256,810

TOTAL COMMON STOCKS (Cost $ 11,087,059)		10,805,271

TOTAL INVESTMENTS - 96.8% (Cost $ 11,087,059)**		10,805,271
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		358,161

NET ASSETS - 100.0%		$11,163,432

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,087,059

Gross unrealized appreciation	$141,029
Gross unrealized depreciation	(422,817)

Net unrealized depreciation	$(281,788)

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Seizert Small Cap Value Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$10,805,271	$10,805,271	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	9/29/14

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	9/29/14

* Print the name and title of each signing officer under his or her signature.